UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Asset Allocation Fund II

		Shares	Value ($)*
Common Stocks — 59.9%
CONSUMER DISCRETIONARY — 5.9%
Diversified Consumer Services — 0.2%
	Apollo Group, Inc., Class A (a)	2,900	206,248
Diversified Consumer Services Total			206,248
Hotels, Restaurants & Leisure — 1.2%
	Brinker International, Inc.	8,700	148,161
	Chipotle Mexican Grill, Inc., Class A (a)	2,100	168,000
	Darden Restaurants, Inc.	10,900	359,482
	McDonald’s Corp.	6,300	362,187
	Yum! Brands, Inc.	600	20,004
Hotels, Restaurants & Leisure Total			1,057,834
Household Durables — 0.1%
	Garmin Ltd.	2,100	50,022
	Whirlpool Corp.	400	17,024
Household Durables Total			67,046
Internet & Catalog Retail — 0.1%
	NetFlix, Inc. (a)	1,400	57,876
Internet & Catalog Retail Total			57,876
Media — 1.6%
	Comcast Corp., Class A	16,100	233,289
	DIRECTV Group, Inc. (a)	18,400	454,664
	DISH Network Corp., Class A (a)	11,600	188,036
	McGraw-Hill Companies, Inc.	4,400	132,484
	News Corp., Class A	200	1,822
	Time Warner, Inc.	2,800	70,532
	Viacom, Inc., Class B (a)	1,400	31,780
	Walt Disney Co.	11,000	256,630
Media Total			1,369,237
Multiline Retail — 0.5%
	Dollar Tree, Inc. (a)	100	4,210
	Family Dollar Stores, Inc.	800	22,640
	J.C. Penney Co., Inc.	1,400	40,194
	Kohl’s Corp. (a)	800	34,200
	Target Corp.	7,600	299,972
Multiline Retail Total			401,216
Specialty Retail — 2.0%
	Aeropostale, Inc. (a)	1,500	51,405
	Barnes & Noble, Inc.	600	12,378
	Best Buy Co., Inc.	3,000	100,470
	Gap, Inc.	26,200	429,680
	Guess ?, Inc.	1,100	28,358

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (CONTINUED)
Specialty Retail — (continued)
	Home Depot, Inc.	18,300	432,429
	Limited Brands, Inc.	6,700	80,199
	Lowe’s Companies, Inc.	10,600	205,746
	Ross Stores, Inc.	700	27,020
	Sherwin-Williams Co.	3,500	188,125
	TJX Companies, Inc.	6,900	217,074
Specialty Retail Total			1,772,884
Textiles, Apparel & Luxury Goods — 0.2%
	Coach, Inc.	1,800	48,384
	NIKE, Inc., Class B	1,800	93,204
Textiles, Apparel & Luxury Goods Total			141,588
CONSUMER DISCRETIONARY TOTAL			5,073,929
CONSUMER STAPLES — 6.7%
Beverages — 1.1%
	Coca-Cola Co.	11,400	547,086
	Hansen Natural Corp. (a)	300	9,246
	Pepsi Bottling Group, Inc.	800	27,072
	PepsiCo, Inc.	6,800	373,728
Beverages Total			957,132
Food & Staples Retailing — 1.3%
	CVS Caremark Corp.	1,600	50,992
	Kroger Co.	11,200	246,960
	Safeway, Inc.	1,000	20,370
	Sysco Corp.	3,500	78,680
	Wal-Mart Stores, Inc.	12,800	620,032
	Walgreen Co.	2,800	82,320
Food & Staples Retailing Total			1,099,354
Food Products — 1.0%
	Archer-Daniels-Midland Co.	5,600	149,912
	Bunge Ltd.	3,200	192,800
	Campbell Soup Co.	3,400	100,028
	ConAgra Foods, Inc.	2,600	49,556
	Dean Foods Co. (a)	2,900	55,651
	H.J. Heinz Co.	1,600	57,120
	Kellogg Co.	2,500	116,425
	Kraft Foods, Inc., Class A	4,400	111,496
Food Products Total			832,988

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Household Products — 1.5%
	Colgate-Palmolive Co.	1,600	113,184
	Kimberly-Clark Corp.	4,900	256,907
	Procter & Gamble Co.	19,000	970,900
Household Products Total			1,340,991
Personal Products — 0.3%
	Avon Products, Inc.	1,100	28,358
	Estee Lauder Companies, Inc., Class A	100	3,267
	Herbalife Ltd.	6,200	195,548
Personal Products Total			227,173
Tobacco — 1.5%
	Altria Group, Inc.	35,200	576,928
	Philip Morris International, Inc.	16,600	724,092
	Reynolds American, Inc.	1,000	38,620
Tobacco Total			1,339,640
CONSUMER STAPLES TOTAL			5,797,278
ENERGY — 7.0%
Energy Equipment & Services — 0.1%
	BJ Services Co.	500	6,815
	ENSCO International, Inc.	800	27,896
	Exterran Holdings, Inc. (a)	400	6,416
	SEACOR Holdings, Inc. (a)	600	45,144
Energy Equipment & Services Total			86,271
Oil, Gas & Consumable Fuels — 6.9%
	Alpha Natural Resources, Inc. (a)	4,300	112,961
	Anadarko Petroleum Corp.	1,400	63,546
	Apache Corp.	6,700	483,405
	Chevron Corp.	14,700	973,875
	ConocoPhillips	9,300	391,158
	Consol Energy, Inc.	6,600	224,136
	Devon Energy Corp.	1,700	92,650
	El Paso Corp.	1,700	15,691
	Encore Acquisition Co. (a)	2,100	64,785
	EOG Resources, Inc.	6,800	461,856
	Exxon Mobil Corp.	24,600	1,719,786
	Marathon Oil Corp.	4,100	123,533
	Massey Energy Co.	1,000	19,540
	Murphy Oil Corp.	1,100	59,752
	Newfield Exploration Co. (a)	1,000	32,670
	Occidental Petroleum Corp.	3,600	236,916
	Peabody Energy Corp.	6,100	183,976

3

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (CONTINUED)
Oil, Gas & Consumable Fuels — (continued)
	Southwestern Energy Co. (a)	400	15,540
	Sunoco, Inc.	13,200	306,240
	Tesoro Corp.	12,500	159,125
	Valero Energy Corp.	3,000	50,670
	XTO Energy, Inc.	6,200	236,468
Oil, Gas & Consumable Fuels Total			6,028,279
ENERGY TOTAL			6,114,550
FINANCIALS — 8.2%
Capital Markets — 2.2%
	Ameriprise Financial, Inc.	3,100	75,237
	Bank of New York Mellon Corp.	5,800	169,998
	BlackRock, Inc., Class A	600	105,252
	Charles Schwab Corp.	3,100	54,374
	Federated Investors, Inc., Class B	500	12,045
	Franklin Resources, Inc.	900	64,809
	Goldman Sachs Group, Inc.	3,800	560,272
	Morgan Stanley	12,700	362,077
	Northern Trust Corp.	2,200	118,096
	State Street Corp.	1,300	61,360
	T. Rowe Price Group, Inc.	2,200	91,674
	TD Ameritrade Holding Corp. (a)	13,200	231,528
Capital Markets Total			1,906,722
Commercial Banks — 1.4%
	BB&T Corp.	11,400	250,572
	Fifth Third Bancorp.	3,200	22,720
	PNC Financial Services Group, Inc.	4,700	182,407
	SunTrust Banks, Inc.	4,800	78,960
	Wells Fargo & Co.	28,300	686,558
Commercial Banks Total			1,221,217
Consumer Finance — 0.3%
	American Express Co.	6,200	144,088
	AmeriCredit Corp. (a)	800	10,840
	Discover Financial Services	4,500	46,215
	SLM Corp. (a)	5,800	59,566
Consumer Finance Total			260,709
Diversified Financial Services — 1.3%
	Citigroup, Inc.	67,200	199,584
	IntercontinentalExchange, Inc. (a)	1,200	137,088
	JPMorgan Chase & Co.	21,900	747,009

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Diversified Financial Services — (continued)
	Moody’s Corp.	600	15,810
Diversified Financial Services Total			1,099,491
Insurance — 1.7%
	AFLAC, Inc.	2,700	83,943
	Allied World Assurance Holdings Ltd.	600	24,498
	Allstate Corp.	200	4,880
	American Financial Group, Inc.	7,100	153,218
	Assurant, Inc.	100	2,409
	Axis Capital Holdings Ltd.	4,100	107,338
	CNA Financial Corp.	600	9,282
	Genworth Financial, Inc., Class A	24,900	174,051
	Hartford Financial Services Group, Inc.	14,000	166,180
	Loews Corp.	1,900	52,060
	Prudential Financial, Inc.	7,400	275,428
	Transatlantic Holdings, Inc.	2,800	121,324
	Travelers Companies, Inc.	3,400	139,536
	Unum Group	9,800	155,428
Insurance Total			1,469,575
Real Estate Investment Trusts (REITs) — 1.2%
	Annaly Capital Management, Inc.	18,700	283,118
	Digital Realty Trust, Inc.	7,400	265,290
	HRPT Properties Trust	62,000	251,720
	Nationwide Health Properties, Inc.	3,200	82,368
	Public Storage	700	45,836
	Rayonier, Inc.	2,200	79,970
	Ventas, Inc.	1,900	56,734
Real Estate Investment Trusts (REITs) Total			1,065,036
Thrifts & Mortgage Finance — 0.1%
	Hudson City Bancorp, Inc.	5,900	78,411
Thrifts & Mortgage Finance Total			78,411
FINANCIALS TOTAL			7,101,161
HEALTH CARE — 8.1%
Biotechnology — 1.5%
	Amgen, Inc. (a)	10,000	529,400
	Biogen Idec, Inc. (a)	8,600	388,290
	Gilead Sciences, Inc. (a)	7,300	341,932
Biotechnology Total			1,259,622
Health Care Equipment & Supplies — 0.5%
	Baxter International, Inc.	2,400	127,104
	Becton Dickinson & Co.	2,000	142,620
	Medtronic, Inc.	5,900	205,851
Health Care Equipment & Supplies Total			475,575

5

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE— (CONTINUED)
Health Care Providers & Services — 1.2%
	Health Management Associates, Inc., Class A (a)	700	3,458
	McKesson Corp.	4,100	180,400
	Medco Health Solutions, Inc. (a)	5,800	264,538
	Quest Diagnostics, Inc.	900	50,787
	UnitedHealth Group, Inc.	16,500	412,170
	WellPoint, Inc. (a)	2,800	142,492
Health Care Providers & Services Total			1,053,845
Pharmaceuticals — 4.9%
	Abbott Laboratories	6,200	291,648
	Bristol-Myers Squibb Co.	8,400	170,604
	Eli Lilly & Co.	5,800	200,912
	Endo Pharmaceuticals Holdings, Inc. (a)	18,300	327,936
	Forest Laboratories, Inc. (a)	10,900	273,699
	Johnson & Johnson	17,700	1,005,360
	Merck & Co., Inc.	12,100	338,316
	Mylan, Inc. (a)	11,800	153,990
	Pfizer, Inc.	64,600	969,000
	Schering-Plough Corp.	9,300	233,616
	Sepracor, Inc. (a)	4,800	83,136
	Wyeth	4,200	190,638
Pharmaceuticals Total			4,238,855
HEALTH CARE TOTAL			7,027,897
INDUSTRIALS — 6.0%
Aerospace & Defense — 1.7%
	Boeing Co.	1,700	72,250
	General Dynamics Corp.	400	22,156
	Goodrich Corp.	1,100	54,967
	Honeywell International, Inc.	5,400	169,560
	Lockheed Martin Corp.	2,400	193,560
	Northrop Grumman Corp.	3,400	155,312
	Precision Castparts Corp.	100	7,303
	Raytheon Co.	9,900	439,857
	United Technologies Corp.	7,600	394,896
Aerospace & Defense Total			1,509,861

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Air Freight & Logistics — 0.3%
	C.H. Robinson Worldwide, Inc.	500	26,075
	United Parcel Service, Inc., Class B	3,900	194,961
Air Freight & Logistics Total			221,036
Commercial Services & Supplies — 0.6%
	Brink’s Co.	2,600	75,478
	R.R. Donnelley & Sons Co.	21,700	252,154
	Waste Management, Inc.	6,100	171,776
Commercial Services & Supplies Total			499,408
Construction & Engineering — 0.2%
	Fluor Corp.	2,000	102,580
	KBR, Inc.	1,600	29,504
	URS Corp. (a)	1,300	64,376
Construction & Engineering Total			196,460
Electrical Equipment — 1.2%
	Cooper Industries Ltd., Class A	3,000	93,150
	Emerson Electric Co.	9,200	298,080
	Rockwell Automation, Inc.	8,700	279,444
	Thomas & Betts Corp. (a)	12,800	369,408
Electrical Equipment Total			1,040,082
Industrial Conglomerates — 0.8%
	3M Co.	4,000	240,400
	General Electric Co.	38,100	446,532
Industrial Conglomerates Total			686,932
Machinery — 0.3%
	Caterpillar, Inc.	1,900	62,776
	Dover Corp.	1,000	33,090
	Illinois Tool Works, Inc.	2,300	85,882
	Joy Global, Inc.	2,900	103,588
	Parker Hannifin Corp.	200	8,592
Machinery Total			293,928
Professional Services — 0.5%
	Dun & Bradstreet Corp.	2,100	170,541
	Hewitt Associates, Inc., Class A (a)	400	11,912
	Manpower, Inc.	6,200	262,508
	Robert Half International, Inc.	800	18,896
Professional Services Total			463,857
Road & Rail — 0.4%
	Burlington Northern Santa Fe Corp.	500	36,770
	CSX Corp.	4,300	148,909
	J.B. Hunt Transport Services, Inc.	300	9,159

7

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Road & Rail — (continued)
	Norfolk Southern Corp.	1,400	52,738
	Union Pacific Corp.	1,600	83,296
Road & Rail Total			330,872
INDUSTRIALS TOTAL			5,242,436
INFORMATION TECHNOLOGY — 11.1%
Communications Equipment — 1.5%
	Cisco Systems, Inc. (a)	40,500	754,920
	Corning, Inc.	21,500	345,290
	QUALCOMM, Inc.	5,500	248,600
Communications Equipment Total			1,348,810
Computers & Peripherals — 2.9%
	Apple, Inc. (a)	4,300	612,449
	Hewlett-Packard Co.	19,300	745,945
	International Business Machines Corp.	9,200	960,664
	Lexmark International, Inc., Class A (a)	400	6,340
	Teradata Corp. (a)	6,800	159,324
	Western Digital Corp. (a)	1,300	34,450
Computers & Peripherals Total			2,519,172
Electronic Equipment, Instruments & Components — 0.0%
	Tech Data Corp. (a)	200	6,542
Electronic Equipment, Instruments & Components Total			6,542
Internet Software & Services — 0.9%
	eBay, Inc. (a)	19,700	337,461
	Google, Inc., Class A (a)	900	379,431
	Sohu.com, Inc. (a)	400	25,132
Internet Software & Services Total			742,024
IT Services — 1.2%
	Accenture Ltd., Class A	7,600	254,296
	Affiliated Computer Services, Inc., Class A (a)	100	4,442
	Alliance Data Systems Corp. (a)	900	37,071
	Amdocs Ltd. (a)	400	8,580
	Broadridge Financial Solutions, Inc.	11,600	192,328
	Computer Sciences Corp. (a)	9,800	434,140
	NeuStar, Inc., Class A (a)	500	11,080
	Total System Services, Inc.	6,500	87,035
	Western Union Co.	1,400	22,960
IT Services Total			1,051,932

8

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Office Electronics — 0.0%
	Xerox Corp.	3,700	23,976
Office Electronics Total			23,976
Semiconductors & Semiconductor Equipment — 1.6%
	Analog Devices, Inc.	1,000	24,780
	Cypress Semiconductor Corp. (a)	15,400	141,680
	Intel Corp.	38,800	642,140
	Texas Instruments, Inc.	25,500	543,150
Semiconductors & Semiconductor Equipment Total			1,351,750
Software — 3.0%
	Adobe Systems, Inc. (a)	8,400	237,720
	Autodesk, Inc. (a)	200	3,796
	BMC Software, Inc. (a)	4,400	148,676
	CA, Inc.	136	2,370
	Compuware Corp. (a)	1,200	8,232
	FactSet Research Systems, Inc.	1,700	84,779
	Intuit, Inc. (a)	1,800	50,688
	Microsoft Corp.	53,000	1,259,810
	Oracle Corp.	32,900	704,718
	Sybase, Inc. (a)	3,000	94,020
Software Total			2,594,809
INFORMATION TECHNOLOGY TOTAL			9,639,015
MATERIALS — 2.2%
Chemicals — 1.2%
	Ashland, Inc.	12,500	350,625
	Dow Chemical Co.	5,700	91,998
	Eastman Chemical Co.	3,800	144,020
	FMC Corp.	500	23,650
	Monsanto Co.	2,000	148,680
	Mosaic Co.	5,200	230,360
	PPG Industries, Inc.	1,000	43,900
	Praxair, Inc.	700	49,749
	Terra Industries, Inc.	200	4,844
Chemicals Total			1,087,826
Containers & Packaging — 0.2%
	Owens-Illinois, Inc. (a)	1,900	53,219
	Packaging Corp. of America	1,600	25,920
	Sealed Air Corp.	3,900	71,955
	Temple-Inland, Inc.	400	5,248
Containers & Packaging Total			156,342

9

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Metals & Mining — 0.7%
	Allegheny Technologies, Inc.	2,300	80,339
	Cliffs Natural Resources, Inc.	8,200	200,654
	Nucor Corp.	6,100	271,023
	United States Steel Corp.	600	21,444
Metals & Mining Total			573,460
Paper & Forest Products — 0.1%
	International Paper Co.	5,300	80,189
Paper & Forest Products Total			80,189
MATERIALS TOTAL			1,897,817
TELECOMMUNICATION SERVICES — 2.1%
Diversified Telecommunication Services — 1.7%
	AT&T, Inc.	26,700	663,228
	Embarq Corp.	800	33,648
	Qwest Communications International, Inc.	63,400	263,110
	Verizon Communications, Inc.	17,200	528,556
Diversified Telecommunication Services Total			1,488,542
Wireless Telecommunication Services — 0.4%
	Sprint Nextel Corp. (a)	68,300	328,523
Wireless Telecommunication Services Total			328,523
TELECOMMUNICATION SERVICES TOTAL			1,817,065
UTILITIES — 2.6%
Electric Utilities — 0.9%
	American Electric Power Co., Inc.	800	23,112
	DPL, Inc.	1,000	23,170
	Duke Energy Corp.	100	1,459
	Edison International	1,900	59,774
	Entergy Corp.	1,900	147,288
	Exelon Corp.	7,400	378,954
	FirstEnergy Corp.	1,800	69,750
	FPL Group, Inc.	800	45,488
	Southern Co.	400	12,464
Electric Utilities Total			761,459
Gas Utilities — 0.5%
	Energen Corp.	5,800	231,420
	Questar Corp.	3,300	102,498
	UGI Corp.	3,300	84,117
Gas Utilities Total			418,035

10

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (CONTINUED)
Independent Power Producers & Energy Traders — 0.4%
	AES Corp. (a)	28,500	330,885
	Mirant Corp. (a)	800	12,592
Independent Power Producers & Energy Traders Total			343,477
Multi-Utilities — 0.8%
	MDU Resources Group, Inc.	3,900	73,983
	NiSource, Inc.	4,800	55,968
	PG&E Corp.	2,000	76,880
	Public Service Enterprise Group, Inc.	15,000	489,450
	Sempra Energy	1,200	59,556
Multi-Utilities Total			755,837
UTILITIES TOTAL			2,278,808

	Total Common Stocks (cost of $48,865,936)		51,989,956

		Par ($)
Mortgage-Backed Securities — 10.2%
Federal Home Loan Mortgage Corp.
	5.000% 06/01/37	798,832	813,654
	5.000% 07/01/38	359,635	366,287
	5.000% 05/01/39	300,000	305,519
	5.500% 01/01/21	119,673	125,537
	5.500% 07/01/21	93,355	97,784
	5.500% 09/01/37	359,426	371,553
	6.000% 12/01/37	1,049,102	1,096,168
	6.500% 07/01/29	114,157	122,650
	8.000% 09/01/25	32,754	36,273
	TBA,
	5.000% 07/01/39(b)	725,000	737,234
Federal National Mortgage Association
	5.000% 10/01/20	268,385	279,607
	5.199% 08/01/36(c)	25,826	26,289
	5.500% 04/01/36	139,037	143,815
	5.500% 11/01/36	300,584	310,914
	5.500% 05/01/37	33,581	34,714
	5.500% 06/01/37	867,448	896,716
	5.500% 09/01/38	1,290,480	1,333,949
	6.000% 04/01/36	151,532	158,733
	6.000% 06/01/36	288,014	301,700
	6.000% 10/01/36	1,123,765	1,177,165
	6.000% 11/01/36	16,873	17,675
	6.500% 09/01/34	10,321	11,054

11

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.500% 01/01/37	4,992	5,325
	7.500% 10/01/11	16,637	17,486
	8.500% 08/01/11	11,162	11,637
	10.000% 09/01/18	40,733	45,218
Government National Mortgage Association
	7.500% 12/15/23	18,750	20,531

	Total Mortgage-Backed Securities (cost of $8,549,618)		8,865,187
Government & Agency Obligations — 9.6%
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Province of Ontario
	5.450% 04/27/16	225,000	240,117
Province of Quebec
	4.625% 05/14/18	190,000	188,005
United Mexican States
	7.500% 04/08/33	191,000	209,623
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			637,745
U.S. GOVERNMENT AGENCIES — 4.1%
Federal Home Loan Mortgage Corp.
	5.500% 08/23/17	785,000	882,977
Federal National Mortgage Association
	2.500% 05/15/14	825,000	811,040
	5.375% 08/15/09(d)	45,000	45,283
Government National Mortgage Association
	4.500% 04/15/39	602,537	602,702
	5.000% 04/15/39	1,154,586	1,179,662
U.S. GOVERNMENT AGENCIES TOTAL			3,521,664
U.S. GOVERNMENT OBLIGATIONS — 4.8%
U.S. Treasury Bonds
	5.375% 02/15/31	1,761,000	2,021,297
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	575,797	600,808
U.S. Treasury Notes
	0.875% 05/31/11	860,000	856,913
	2.250% 05/31/14	710,000	700,458
U.S. GOVERNMENT OBLIGATIONS TOTAL			4,179,476

	Total Government & Agency Obligations (cost of $8,192,877)		8,338,885

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — 9.1%
BASIC MATERIALS — 0.2%
Chemicals — 0.1%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	85,000	89,389
Chemicals Total			89,389
Iron/Steel — 0.1%
Nucor Corp.
	5.850% 06/01/18	100,000	103,714
Iron/Steel Total			103,714
BASIC MATERIALS TOTAL			193,103
COMMUNICATIONS — 1.2%
Media — 0.4%
Comcast Cable Holdings LLC
	9.875% 06/15/22	51,000	61,440
Comcast Corp.
	7.050% 03/15/33	100,000	106,426
News America, Inc.
	6.550% 03/15/33	125,000	111,879
Viacom, Inc.
	6.125% 10/05/17	60,000	58,309
Media Total			338,054
Telecommunication Services — 0.8%
AT&T, Inc.
	5.100% 09/15/14	175,000	181,788
British Telecommunications PLC
	5.150% 01/15/13	125,000	124,569
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	62,000	75,566
Telefonica Emisiones SAU
	5.984% 06/20/11	75,000	78,968
Verizon Wireless Capital LLC
	5.550% 02/01/14(e)	130,000	138,012
Vodafone Group PLC
	5.750% 03/15/16	100,000	102,663
Telecommunication Services Total			701,566
COMMUNICATIONS TOTAL			1,039,620
CONSUMER CYCLICAL — 0.3%
Retail — 0.3%
CVS Caremark Corp.
	5.750% 06/01/17	100,000	100,517
Wal-Mart Stores, Inc.
	5.800% 02/15/18	100,000	108,934
	Retail Total		209,451
CONSUMER CYCLICAL TOTAL			209,451

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — 0.9%
Beverages — 0.5%
Bottling Group LLC
	6.950% 03/15/14	150,000	171,087
Diageo Capital PLC
	5.750% 10/23/17	150,000	156,490
Miller Brewing Co.
	5.500% 08/15/13(e)	120,000	118,649
Beverages Total			446,226
Food — 0.1%
Campbell Soup Co.
	4.500% 02/15/19	60,000	58,986
ConAgra Foods, Inc.
	6.750% 09/15/11	10,000	10,694
Food Total			69,680
Pharmaceuticals — 0.3%
Express Scripts, Inc.
	5.250% 06/15/12	80,000	82,652
Wyeth
	5.500% 02/01/14	150,000	160,535
Pharmaceuticals Total			243,187
CONSUMER NON-CYCLICAL TOTAL			759,093
ENERGY — 1.1%
Oil & Gas — 0.5%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	75,000	75,841
Chevron Corp.
	4.950% 03/03/19	125,000	129,161
Nexen, Inc.
	5.875% 03/10/35	150,000	128,526
Talisman Energy, Inc.
	6.250% 02/01/38	135,000	121,591
Oil & Gas Total			455,119

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	75,000	80,091
Weatherford International Ltd.
	5.150% 03/15/13	100,000	99,736
Oil & Gas Services Total			179,827
Pipelines — 0.4%
Enterprise Products Operating LLC
	4.600% 08/01/12	70,000	70,479
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	140,000	129,885
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	185,000	128,575
Pipelines Total			328,939
ENERGY TOTAL			963,885
FINANCIALS — 3.6%
Banks — 2.4%
ANZ National International Ltd.
	6.200% 07/19/13(e)	100,000	103,017
Bank of New York Mellon Corp.
	5.125% 08/27/13	160,000	168,415
Capital One Financial Corp.
	5.500% 06/01/15	125,000	115,562
Citigroup, Inc.
	5.000% 09/15/14	190,000	159,280
Credit Suisse/New York
	6.000% 02/15/18	100,000	99,832
Deutsche Bank AG
	4.875% 05/20/13	150,000	153,971
Goldman Sachs Group, Inc.
	6.345% 02/15/34	130,000	104,879
JPMorgan Chase & Co.
	6.000% 01/15/18	240,000	238,418
Keycorp
	6.500% 05/14/13	120,000	119,559
Merrill Lynch & Co., Inc.
	6.050% 08/15/12(f)	200,000	200,529
Morgan Stanley
	4.750% 04/01/14	100,000	94,459
Northern Trust Corp.
	4.625% 05/01/14	160,000	164,417

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Banks — (continued)
U.S. Bank N.A.
	6.300% 02/04/14	250,000	271,518
Wachovia Corp.
	4.875% 02/15/14	150,000	146,503
Banks Total			2,140,359
Diversified Financial Services — 0.4%
AGFC Capital Trust I
	6.000% 01/15/67(b)(e)	210,000	44,100
Ameriprise Financial, Inc.
	7.300% 06/28/19	100,000	102,331
General Electric Capital Corp.
	5.000% 01/08/16	175,000	172,019
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11(g)(h)	150,000	24,000
Diversified Financial Services Total			342,450
Insurance — 0.6%
Chubb Corp.
	5.750% 05/15/18	50,000	51,862
Lincoln National Corp.
	8.750% 07/01/19	115,000	115,974
MetLife, Inc.
	6.817% 08/15/18	100,000	100,711
Principal Life Income Funding Trusts
	5.300% 04/24/13	125,000	124,713
UnitedHealth Group, Inc.
	5.250% 03/15/11	115,000	118,684
Insurance Total			511,944
Real Estate — 0.0%
ERP Operating LP
	5.200% 04/01/13	16,000	15,785
Real Estate Total			15,785
Real Estate Investment Trusts (REITs) — 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	58,000	56,447
Simon Property Group LP
	5.750% 12/01/15	100,000	92,098
Real Estate Investment Trusts (REITs) Total			148,545
FINANCIALS TOTAL			3,159,083

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — 0.5%
Aerospace & Defense — 0.2%
United Technologies Corp.
	5.375% 12/15/17	120,000	127,084
Aerospace & Defense Total			127,084
Transportation — 0.3%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	75,000	76,383
Norfolk Southern Corp.
	5.750% 04/01/18	100,000	102,246
United Parcel Service, Inc.
	4.500% 01/15/13	100,000	104,872
Transportation Total			283,501
INDUSTRIALS TOTAL			410,585
TECHNOLOGY — 0.3%
Networking Products — 0.2%
Cisco Systems, Inc.
	4.950% 02/15/19	150,000	149,992
Networking Products Total			149,992
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	100,000	106,515
Software Total			106,515
TECHNOLOGY TOTAL			256,507
UTILITIES — 1.0%
Electric — 0.7%
Commonwealth Edison Co.
	5.950% 08/15/16	75,000	77,982
Consolidated Edison Co. of New York, Inc.
	5.850% 04/01/18	100,000	105,074
Indiana Michigan Power Co.
	5.650% 12/01/15	100,000	98,828
NY State Electric & Gas Corp.
	5.750% 05/01/23	18,000	16,080
Pacific Gas & Electric Co.
	5.800% 03/01/37	100,000	100,500

17

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Electric — (continued)
Progress Energy, Inc.
	7.750% 03/01/31	100,000	117,484
Southern California Edison Co.
	5.000% 01/15/14	125,000	131,403
Electric Total			647,351
Gas — 0.3%
Atmos Energy Corp.
	6.350% 06/15/17	110,000	111,906
Sempra Energy
	6.500% 06/01/16	105,000	109,604
Gas Total			221,510
UTILITIES TOTAL			868,861

	Total Corporate Fixed-Income Bonds & Notes (cost of $8,147,107)		7,860,188
Collateralized Mortgage Obligations — 4.6%
AGENCY — 0.7%
Federal National Mortgage Association
	5.500% 08/25/17	241,033	254,768
	6.000% 04/25/17	193,466	206,890
	7.000% 01/25/21	19,365	21,042
Vendee Mortgage Trust
	I.O.:
	0.301% 03/15/29(c)	6,562,153	60,973
	0.439% 03/15/28(c)	4,626,699	58,181
AGENCY TOTAL			601,854
NON - AGENCY — 3.9%
Bear Stearns Adjustable Rate Mortgage Trust
	5.507% 02/25/47(c)	828,774	432,861
Countrywide Alternative Loan Trust
	5.250% 03/25/35	653,035	510,796
	5.250% 08/25/35	95,176	78,276
	5.500% 10/25/35	989,535	734,876
Lehman Mortgage Trust
	6.500% 01/25/38	441,951	315,926
WaMu Mortgage Pass-Through Certificates
	5.687% 02/25/37(c)	885,497	494,206

18

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON — AGENCY- (CONTINUED)
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	833,733	623,461
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	230,389	200,773
NON-AGENCY TOTAL			3,391,175

	Total Collateralized Mortgage Obligations (cost of $5,449,071)		3,993,029
Commercial Mortgage-Backed Securities — 4.4%
Bear Stearns Commercial Mortgage Securities
	5.630% 04/12/38(c)	400,000	205,720
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.529% 01/12/37	750,000	713,356
	5.440% 06/12/47	400,000	301,202
	5.447% 05/15/45	180,000	148,811
	5.447% 06/12/47	287,000	209,591
	5.525% 04/15/43(c)	828,000	481,030
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	1,200,000	1,163,020
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.581% 12/15/30(c)	1,799,868	27,707
Merrill Lynch Mortgage Trust
	5.415% 11/12/37(c)	790,000	494,966
Morgan Stanley Capital I
	5.370% 12/15/43	226,000	107,306

	Total Commercial Mortgage-Backed Securities (cost of $5,003,837)		3,852,709
Asset-Backed Securities — 1.2%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	290,000	242,689
First Plus Home Loan Trust
	7.720% 05/10/24	6,512	6,508
Ford Credit Auto Owner Trust
	5.470% 06/15/12	392,000	409,296
Harley-Davidson Motorcycle Trust
	5.350% 03/15/13	402,925	414,721

	Total Asset-Backed Securities (cost of $1,085,424)		1,073,214

19

		Par ($)	Value ($)
Short-Term Obligation — 1.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due on 07/01/09, at 0.030%, collateralized by a U.S. Government Agency obligation maturing 04/26/17, market value $1,603,594 (repurchase proceeds $1,572,001)	1,572,000	1,572,000

	Total Short-Term Obligation (cost of $1,572,000)		1,572,000

	Total Investments — 100.8% (cost of $86,865,870)(i)(j)		87,545,168

	Other Assets & Liabilities, Net — (0.8)%		(732,829)

	Net Assets — 100.0%		86,812,339

20

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

21

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Diversified Consumer Services	$206,248	$—	$—	$206,248
Hotels, Restaurants & Leisure	1,057,834	—	—	1,057,834
Household Durables	67,046	—	—	67,046
Internet & Catalog Retail	57,876	—	—	57,876
Media	1,369,237	—	—	1,369,237
Multiline Retail	401,216	—	—	401,216
Specialty Retail	1,772,884	—	—	1,772,884
Textiles, Apparel & Luxury Goods	141,588	—	—	141,588
Consumer Discretionary Total	5,073,929	—	—	5,073,929
Consumer Staples
Beverages	957,132	—	—	957,132
Food & Staples Retailing	1,099,354	—	—	1,099,354
Food Products	832,988	—	—	832,988
Household Products	1,340,991	—	—	1,340,991
Personal Products	227,173	—	—	227,173
Tobacco	1,339,640	—	—	1,339,640
Consumer Staples Total	5,797,278	—	—	5,797,278
Energy
Energy Equipment & Services	86,271	—	—	86,271
Oil, Gas & Consumable Fuels	6,028,279	—	—	6,028,279
Energy Total	6,114,550	—	—	6,114,550
Financials
Capital Markets	1,906,722	—	—	1,906,722
Commercial Banks	1,221,217	—	—	1,221,217
Consumer Finance	260,709	—	—	260,709
Diversified Financial Services	1,099,491	—	—	1,099,491
Insurance	1,469,575	—	—	1,469,575
Real Estate Investment Trusts (REITs)	1,065,036	—	—	1,065,036
Thrifts & Mortgage Finance	78,411	—	—	78,411
Financials Total	7,101,161	—	—	7,101,161
Health Care
Biotechnology	1,259,622	—	—	1,259,622
Health Care Equipment & Supplies	475,575	—	—	475,575
Health Care Providers & Services	1,053,845	—	—	1,053,845

22

Pharmaceuticals	4,238,855	—	—	4,238,855
Health Care Total	7,027,897	—	—	7,027,897
Industrials
Aerospace & Defense	1,509,861	—	—	1,509,861
Air Freight & Logistics	221,036	—	—	221,036
Commercial Services & Supplies	499,408	—	—	499,408
Construction & Engineering	196,460	—	—	196,460
Electrical Equipment	1,040,082	—	—	1,040,082
Industrial Conglomerates	686,932	—	—	686,932
Machinery	293,928	—	—	293,928
Professional Services	463,857	—	—	463,857
Road & Rail	330,872	—	—	330,872
Industrials Total	5,242,436	—	—	5,242,436
Information Technology
Communications Equipment	1,348,810	—	—	1,348,810
Computers & Peripherals	2,519,172	—	—	2,519,172
Electronic Equipment, Instruments & Components	6,542	—	—	6,542
Internet Software & Services	742,024	—	—	742,024
IT Services	1,051,932	—	—	1,051,932
Office Electronics	23,976	—	—	23,976
Semiconductors & Semiconductor Equipment	1,351,750	—	—	1,351,750
Software	2,594,809	—	—	2,594,809
Information Technology Total	9,639,015	—	—	9,639,015
MATERIALS
Chemicals	1,087,826	—	—	1,087,826
Containers & Packaging	156,342	—	—	156,342
Metals & Mining	573,460	—	—	573,460
Paper & Forest Products	80,189	—	—	80,189
MATERIALS TOTAL	1,897,817	—	—	1,897,817
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services	1,488,542	—	—	1,488,542
Wireless Telecommunication Services	328,523	—	—	328,523
TELECOMMUNICATION SERVICES Total	1,817,065	—	—	1,817,065
Utilities
Electric Utilities	761,459	—	—	761,459
Gas Utilities	418,035	—	—	418,035
Independent Power Producers & Energy Traders	343,477	—	—	343,477
Multi-Utilities	755,837	—	—	755,837
Utilities Total	2,278,808	—	—	2,278,808
Total Common Stocks	51,989,956	—	—	51,989,956
Mortgage-Backed Securities	737,234	8,127,953	—	8,865,187

Government & Agency Obligations
FOREIGN GOVERNMENT OBLIGATIONS	—	637,745	—	637,745
U.S. Government Agencies	—	3,521,664	—	3,521,664
U.S. Government Obligations	4,179,476	—	—	4,179,476
Total Government & Agency Obligations	4,179,476	4,159,409	—	8,338,885
Corporate Fixed-Income Bonds & Notes
BASIC MATERIALS
Chemicals	—	89,389	—	89,389
Iron/Steel	—	103,714	—	103,714
BASIC MATERIALS Total	—	193,103	—	193,103
COMMUNICATIONS
Media	—	338,054	—	338,054
Telecommunication Services	—	701,566	—	701,566
COMMUNICATIONS TOTAL	—	1,039,620	—	1,039,620
CONSUMER CYCLICAL
Retail	—	209,451	—	209,451
CONSUMER CYCLICAL Total	—	209,451	—	209,451
CONSUMER NON-CYCLICAL
Beverages	—	446,226	—	446,226
Food	—	69,680	—	69,680
Pharmaceuticals	—	243,187	—	243,187
CONSUMER NON-CYCLICAL TOTAL	—	759,093	—	759,093

23

ENERGY
Oil & Gas	—	455,119	—	455,119
Oil & Gas Services	—	179,827	—	179,827
Pipelines	—	328,939	—	328,939
ENERGY TOTAL	—	963,885	—	963,885
FINANCIALS
Banks	—	2,140,359	—	2,140,359
Diversified Financial Services	—	342,450	—	342,450
Insurance	—	511,944	—	511,944
Real Estate	—	15,785	—	15,785
Real Estate Investment Trusts (REITs)	—	148,545	—	148,545
FINANCIALS Total	—	3,159,083	—	3,159,083
INDUSTRIALS
Aerospace & Defense	—	127,084	—	127,084
Transportation	—	283,501	—	283,501
INDUSTRIALS Total	—	410,585	—	410,585
TECHNOLOGY
Networking Equipment	—	149,992	—	149,992
Software	—	106,515	—	106,515
TECHNOLOGY TOTAL	—	256,507	—	256,507
UTILITIES
Electric	—	647,351	—	647,351
Gas	—	221,510	—	221,510
UTILITIES Total	—	868,861	—	868,861
Total Corporate Fixed-Income Bonds & Notes	—	7,860,188	—	7,860,188
Collateralized Mortgage Obligations
Agency	—	601,854	—	601,854
Non - Agency	—	3,391,175	—	3,391,175
Total Collateralized Mortgage Obligations	—	3,993,029	—	3,993,029
Commercial Mortgage-Backed Securities	—	3,852,709	—	3,852,709
Asset-Backed Securities	—	1,073,214	—	1,073,214
Short-Term Obligation
Repurchase Agreement	—	1,572,000	—	1,572,000
Total Short-Term Obligation	—	1,572,000	—	1,572,000
Total Investments	56,906,666	30,638,502	—	87,545,168
Futures contracts	998	—	—	998
Total	$56,907,664	$30,638,502	—	$87,546,166

(a)	Non-income producing security.

(b)	Security purchased on a delayed delivery basis.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(d)	A portion of this security with a market value of $35,220 is pledged as collateral for open futures contracts.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, amounted to $403,778, which represents 0.5% of net assets.

(f)	Investments in affiliates during the three months ended June 30, 2009:

	Security name: Merrill Lynch & Co., Inc. 6.050% 08/15/12

	Par as of 03/31/09:	$200,000
	Par purchased:	$—
	Par sold:	$—
	Par as of 06/30/09:	$200,000
	Net realized gain (loss):	$—
	Interest income earned:	$3,025
	Value at end of period:	$200,529

	As of 01/01/2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(g)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At June 30, 2009, the value of this security is $24,000 which represents less than 0.1% of net assets.

24

		(h)		Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

		(i)		Cost for federal income tax purposes is $86,865,870.

		(j)		Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

		Unrealized		Unrealized	Net Unrealized
		Appreciation		Depreciation	Appreciation
			$10,123,335	$(9,444,037)	$679,298

At June 30, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Note	3	$348,797	$347,799	Sept-2009	$998

		Acronym	Name

		I.O.	Interest Only
		TBA	To Be Announced

25

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia California Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.9%
EDUCATION — 6.6%
Education — 6.6%
CA Educational Facilities Authority
	Pitzer College,
	Series 2005 A,
	5.000% 04/01/25	1,270,000	1,211,275
	Pomona College
	Series 2009 A,
	5.000% 01/01/24	1,175,000	1,275,839
	Series 2005 A,
	5.000% 10/01/25	1,250,000	1,191,050
	University of Southern California
	Series 2009,
	5.250% 10/01/24(a)	3,000,000	3,333,600
CA Public Works Board
	University of California,
	Series 2005 C,
	5.000% 04/01/16	1,000,000	1,028,090
	Series 2005 D,
	5.000% 05/01/15	1,000,000	1,041,340
	California State University,
	Series 2006 A,
	Insured: FGIC
	5.000% 10/01/16	1,000,000	1,009,740
CA University of California
	Series 2009 A,
	5.250% 11/01/22	2,500,000	2,589,200
	Series 2009 O,
	5.000% 05/15/20	1,000,000	1,070,760
Education Total			13,750,894
EDUCATION TOTAL			13,750,894
HEALTH CARE — 8.6%
Continuing Care Retirement — 0.4%
CA Health Facilities Financing Authority
	Nevada Methodist Homes,
	Series 2006,
	5.000% 07/01/26	1,000,000	891,390
Continuing Care Retirement Total			891,390
Hospitals — 8.2%
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2009 A,
	6.000% 07/01/29	1,250,000	1,265,937
	Children’s Hospital Orange Co.,
	Series 2009 A,
	6.000% 11/01/21	2,000,000	1,982,640
CA Loma Linda
	Loma Linda, University Medical Center,
	Series 2005:
	5.000% 12/01/16	1,500,000	1,384,080

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
	5.000% 12/01/18	1,000,000	889,670
	5.000% 12/01/22	1,000,000	823,160
CA Municipal Finance Authority
	Community Hospitals of Central California,
	Series 2013,
	5.000% 02/01/13	1,150,000	1,131,025
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center
	Series 1997 B,
	Insured: NPFGC
	4.875% 07/01/22	1,500,000	1,361,760
CA Statewide Communities Development Authority
	Adventist Health System/West,
	Series 2005 A,
	5.000% 03/01/17	1,000,000	988,030
	John Muir Health,
	Series 2006 A,
	5.000% 08/15/17	3,000,000	3,073,860
	Kaiser Foundation Health Plan:
	Series 2004 E,
	3.875% 04/01/32(b)	2,000,000	2,051,100
	Series 2009 A,
	5.000% 04/01/19	2,000,000	2,127,320
Hospitals Total			17,078,582
HEALTH CARE TOTAL			17,969,972
HOUSING — 0.4%
Single-Family — 0.4%
CA Department of Veteran Affairs
	Series 2006,
	4.500% 12/01/23	1,000,000	903,330
Single-Family Total			903,330
HOUSING TOTAL			903,330
INDUSTRIALS — 0.2%
Oil & Gas — 0.2%
CA Roseville Natural Gas Financing Authority
	Series 2007,
	5.000% 02/15/11	500,000	495,705
INDUSTRIALS TOTAL			495,705
OTHER — 5.9%
Other — 2.7%
CA Infrastructure & Economic Development Bank
	California Science Center,
	Series 2006 B,
	Insured: FGIC:
	5.000% 05/01/22	1,360,000	1,288,287

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Other — (continued)
	5.000% 05/01/23	1,240,000	1,165,848
	J. Paul Getty Trust,
	Series 2007 A-1,
	2.500% 10/01/47(b)	1,950,000	1,952,048
CA Statewide Communities Development Authority
	Series 2003,
	5.000% 07/01/13	1,000,000	1,112,000
Other Total			5,518,183
Refunded/Escrowed(c) — 1.7%
CA Department of Water Resources
	Series 2001,
	Escrowed to Maturity,
	Insured: AMBAC
	5.500% 12/01/09	5,000	5,108
	Series 2003 Y,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 12/01/10	15,000	15,929
CA Health Facilities Finance Authority
	Cedars-Sinai Medical Center,
	Series 1999 A,
	Pre-refunded 12/01/09,
	6.125% 12/01/19	1,000,000	1,032,790
CA Lucia Mar Unified School District
	Series 2004 A,
	Pre-refunded 08/01/14,
	Insured: FGIC
	5.250% 08/01/20	1,230,000	1,419,678
CA Orange County Water District
	Series 2003 B,
	Pre-refunded 08/15/13,
	Insured: NPFGC
	5.375% 08/15/17	650,000	746,467
CA Statewide Communities Development Authority
	Series 1999,
	Escrowed to Maturity,
	6.000% 07/01/09	330,000	330,041
Refunded/Escrowed Total			3,550,013
Tobacco — 1.5%
CA County Tobacco Securitization Agency
	Los Angeles County,
	Series 2006,
	(d) 06/01/21 (5.250% 12/01/10)	1,000,000	690,900
CA Golden State Tobacco Securitization Corp.
	Series 2005 A,
	Insured: AMBAC
	5.000% 06/01/14	1,250,000	1,264,012
	Series 2007 A-1,
	5.000% 06/01/33	1,000,000	652,460

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Tobacco — (continued)
CA Tobacco Securitization Authority of Southern California
	San Diego County Tobacco,
	Series 2006 A1,
	5.000% 06/01/37	1,000,000	599,580
Tobacco Total			3,206,952
OTHER TOTAL			12,275,148
RESOURCE RECOVERY — 0.5%
Resource Recovery — 0.5%
CA Los Angeles Sanitation Equipment
	Series 2005,
	Insured: FGIC
	5.000% 02/01/13	1,000,000	1,094,430
Resource Recovery Total			1,094,430
RESOURCE RECOVERY TOTAL			1,094,430
TAX-BACKED — 42.7%
Local Appropriated — 6.8%
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/11	1,000,000	1,088,180
CA County of Riverside Certificates of Participation
	Series 2005 A,
	Insured: NPFGC
	5.000% 11/01/17	1,465,000	1,536,258
CA County of San Diego Certificates of Participation
	Series 2001,
	Insured: AMBAC
	5.000% 11/01/11	1,000,000	1,054,090
CA Kings River Conservative District
	Series 2004,
	5.000% 05/01/14	3,135,000	3,017,531
CA Los Angeles Community Redevelopment Agency
	Series 2005,
	Insured: AMBAC
	5.000% 09/01/15	1,095,000	1,152,630
CA Los Angeles County Capital Asset Leasing Corp.
	Series 2002 B,
	Insured: AMBAC
	6.000% 12/01/12	1,000,000	1,108,280

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local Appropriated — (continued)
CA Oakland Joint Powers Financing Authority
	Series 2008 B,
	Insured: AGO
	5.000% 08/01/22	2,000,000	2,009,340
CA Sacramento City Financing Authority
	Series 2006,
	Insured: AMBAC
	5.250% 12/01/22	1,000,000	1,000,150
CA San Mateo County Joint Powers Financing Authority
	Series 2008 A,
	5.000% 07/15/20	435,000	448,133
CA Santa Clara County Financing Authority
	Series 1998 A,
	Insured: AMBAC
	4.500% 05/15/12	1,075,000	1,082,589
CA Vista Certificates of Participation
	Series 2007,
	Insured: NPFGC
	4.750% 05/01/21	750,000	722,580
Local Appropriated Total			14,219,761
Local General Obligations — 19.6%
CA Beverly Hills Unified School District
	Serier 2009,
	(e) 08/01/24	3,500,000	1,597,750
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: NPFGC
	6.150% 08/01/09	1,000,000	1,003,470
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: FSA
	5.500% 08/01/23	1,490,000	1,654,526
CA East Bay Municipal Utility District
	Series 2003 F,
	Insured: AMBAC
	5.000% 04/01/15	1,000,000	1,088,050
CA East Side Union High School District Santa Clara County
	Series 2006,
	Insured: FSA
	5.250% 09/01/20	1,280,000	1,345,101
CA Foothill-De Anza Community College District
	Series 2002,
	Insured: FGIC
	5.000% 08/01/14	975,000	1,036,844

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
	Series 2005,
	Insured: FGIC:
	5.250% 08/01/18	1,000,000	1,090,910
	5.250% 08/01/21	1,000,000	1,065,540
CA Long Beach Unified School District
	Series 2009 A,
	5.250% 08/01/21	1,750,000	1,876,087
CA Los Angeles Unified School District
	Series 2006 G,
	Insured: AMBAC
	5.000% 07/01/20	1,000,000	1,025,520
CA Los Angeles
	Series 2004 A,
	Insured: NPFGC
	4.000% 09/01/13	1,000,000	1,064,570
CA Los Gatos Joint Union High School District
	Series 2005,
	Insured: FSA
	5.000% 12/01/17	2,000,000	2,130,800
CA Pajaro Valley Unified School District
	Series 2005,
	Insured: FSA
	5.250% 08/01/18	1,535,000	1,647,255
CA Palomar Pomerado Health
	San Diego County,
	Series 2007 A,
	Insured: NPFGC
	(e) 08/01/19	2,500,000	1,445,225
CA Pasadena Area Community College District
	Series 2006 C,
	Insured: AMBAC
	(e) 08/01/11	2,000,000	1,936,720
CA Rancho Santiago Community College District
	Series 2005,
	Insured: FSA
	5.250% 09/01/19	1,000,000	1,102,670
CA Rescue Unified School District
	Series 2005,
	Insured: NPFGC
	(e) 09/01/26	1,100,000	360,624
CA San Mateo County Community College District
	Series 2006 A,
	Insured: NPFGC
	(e) 09/01/15	1,000,000	799,170

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
CA San Mateo Foster City School Facilities Financing Authority
	Series 2005,
	Insured: FSA:
	4.000% 08/15/12	1,000,000	1,072,220
	5.500% 08/15/19	2,000,000	2,269,960
CA San Ramon Valley Unified School District
	Series 2004,
	Insured: FSA
	5.250% 08/01/16	1,800,000	1,978,362
CA Santa Ana Unified School District
	Series 2008 A,
	(e) 08/01/20	3,250,000	1,708,200
CA Saugus Union School District
	Series 2006,
	Insured: NPFGC
	5.250% 08/01/21	1,000,000	1,047,690
CA Simi Valley School Financing Authority
	Series 2007,
	Insured: FSA:
	5.000% 08/01/18	1,045,000	1,139,384
	5.000% 08/01/23	2,405,000	2,498,170
CA South San Francisco School District
	Series 2006,
	Insured: NPFGC
	5.250% 09/15/20	1,000,000	1,084,000
CA Southwestern Community College District
	Series 2005,
	Insured: FGIC
	5.250% 08/01/17	1,230,000	1,366,505
CA Tuolumne Wind Project Authority
	Series 2009 A,
	5.000% 01/01/22(a)	1,000,000	979,980
CA Ventura County Community College District
	Series 2005 B,
	Insured: NPFGC
	5.000% 08/01/18	1,000,000	1,067,990
CA West Contra Costa Unified School District
	Series 2005,
	Insured: NPFGC
	(e) 08/01/17	1,000,000	652,310
CA William S. Hart Union High School District
	Series 2005 B,
	Insured: FSA
	(e) 09/01/22	2,000,000	901,060
Local General Obligations Total			41,036,663

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — 1.1%
CA Napa County Flood Protection & Watershed Improvement Authority
	Series 2005,
	Insured: AMBAC
	4.500% 06/15/12	1,000,000	1,067,860
CA Orange County Local Transportation Authority
	Series 1992,
	Insured: AMBAC
	6.200% 02/14/11	1,150,000	1,168,504
Special Non-Property Tax Total			2,236,364
Special Property Tax — 4.4%
CA Culver City Redevelopment Finance Authority
	Series 1993,
	Insured: AMBAC
	5.500% 11/01/14	2,025,000	2,082,854
CA Indian Wells Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/01/14	450,000	455,656
CA Long Beach Bond Finance Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 11/01/19	1,070,000	1,034,733
CA Los Angeles Municipal Improvement Corp.
	Series 2002 G,
	Insured: NPFGC
	5.250% 09/01/13	1,500,000	1,632,090
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	3,060,000	3,060,949
CA Redwood City Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.250% 07/15/13	1,000,000	1,031,770
Special Property Tax Total			9,298,052
State Appropriated — 4.4%
CA Bay Area Infrastructure Financing Authority
	Series 2006:
	Insured: FGIC
	5.000% 08/01/17	2,000,000	1,968,080
	Insured: XLCA
	5.000% 08/01/17	2,000,000	1,966,780
CA Public Works Board
	Series 2005 A,
	5.000% 06/01/15	1,200,000	1,231,956
	Series 2006 A,
	5.000% 04/01/28	1,000,000	878,020

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
State Appropriated — (continued)
CA San Francisco Building Authority
	Series 2005 A,
	5.000% 12/01/12	3,000,000	3,149,280
State Appropriated Total			9,194,116
State General Obligations — 6.4%
CA State
	Series 2004 A,
	Insured: FGIC
	5.250% 07/01/14	1,000,000	1,058,490
	Series 2005,
	5.000% 06/01/11	2,000,000	2,103,720
	Series 2007:
	4.500% 08/01/26	1,000,000	823,640
	5.000% 08/01/18	3,750,000	3,746,025
	Series 2009,
	5.625% 04/01/26	2,000,000	1,969,980
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	979,130
	Series 2007 A,
	Insured: FGIC
	5.500% 07/01/21	1,500,000	1,407,795
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2004 J,
	Insured: AMBAC
	5.000% 07/01/36(b)	1,255,000	1,246,391
State General Obligations Total			13,335,171
TAX-BACKED TOTAL			89,320,127
TRANSPORTATION — 3.7%
Airports — 2.2%
CA Sacramento County Airport Systems
	Series 2008 A,
	Insured: FSA
	5.000% 07/01/23	1,000,000	1,018,510
CA San Francisco City & County Airports Commission
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/13	2,000,000	2,145,100
	Series 2008 34-D,
	Insured: AGO
	5.000% 05/01/18	500,000	529,625
CA San Jose Airport
	Series 2007,
	Insured: AMBAC
	5.000% 03/01/22	1,000,000	975,200
Airports Total			4,668,435

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (CONTINUED)
Ports — 1.0%
CA Los Angeles Harbor Department
	Series 2009 A,
	5.250% 08/01/23(a)	2,000,000	2,094,500
Ports Total			2,094,500
Transportation — 0.5%
CA Department of Transportation
	Series 2004 A,
	Insured: FGIC,
	4.500% 02/01/13	1,000,000	1,068,390
Transportation Total			1,068,390
TRANSPORTATION TOTAL			7,831,325
UTILITIES — 29.3%
Independent Power Producers — 1.5%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/15	3,000,000	3,224,850
Independent Power Producers Total			3,224,850
Joint Power Authority — 5.9%
CA M S R Public Power Agency
	Series 2008 L,
	Insured: FSA
	5.000% 07/01/21	3,500,000	3,666,635
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	3,000,000	3,502,710
	Series 2005 A,
	Insured: FSA
	5.000% 01/01/18	2,000,000	2,108,000
	Series 2008 A,
	5.000% 07/01/22	2,000,000	2,044,360
	Series 2008 B,
	6.000% 07/01/27	1,000,000	1,056,200
Joint Power Authority Total			12,377,905
Municipal Electric — 14.3%
CA Anaheim Public Financing Authority
	Series 1999,
	Insured: AMBAC
	5.000% 10/01/13	1,500,000	1,620,120
CA Department of Water Resources
	Series 2002 A,
	6.000% 05/01/13	2,375,000	2,619,601
	Series 2002 G 11,
	5.000% 05/01/18	2,000,000	2,122,140
	Series 2008,
	5.000% 05/01/17	1,000,000	1,068,520

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Municipal Electric — (continued)
CA Imperial Irrigation District
	Series 2008,
	5.250% 11/01/21	2,500,000	2,589,975
CA Los Angeles Department of Water & Power
	Series 2003 A Sub-Series A-1,
	Insured: NPFGC
	5.000% 07/01/14	1,000,000	1,088,290
	Series 2007 A Sub-Series A-1,
	Insured: AMBAC
	5.000% 07/01/19	1,000,000	1,069,320
	Series 2009,
	5.250% 07/01/23	2,000,000	2,122,240
CA Modesto Irrigation District
	Series 2001 A,
	Insured: FSA
	5.250% 07/01/18	1,185,000	1,240,944
CA Northern California Power Agency
	Series 2008 1C,
	Insured: AGO
	5.000% 07/01/22	3,000,000	3,075,420
CA Northern California Transmission Agency
	Series 2009 A,
	5.000% 05/01/21	2,500,000	2,587,050
CA Riverside Electric Revenue
	Series 2008 D,
	Insured: FSA
	5.000% 10/01/23	1,000,000	1,035,670
CA Sacramento Municipal Utility District
	Series 2008 U,
	Insured: FSA
	5.000% 08/15/21	2,500,000	2,579,150
	Series 2006,
	Insured: NPFGC
	5.000% 07/01/15	1,000,000	977,720
CA Walnut Energy Center Authority
	Series 2004 A,
	Insured: AMBAC
	5.000% 01/01/16	2,055,000	2,167,491
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 AA,
	Insured: NPFGC
	6.250% 07/01/10	2,000,000	2,048,080
Municipal Electric Total			30,011,731
Water & Sewer — 7.6%
CA Clovis Public Financing Authority
	Series 2007,
	Insured: AMBAC
	5.000% 08/01/21	1,000,000	975,430

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
CA Fresno
	Series 2008 A,
	Insured: AGO
	5.000% 09/01/23	1,000,000	1,035,640
CA Kern County Water Agency Improvement District No. 004
	Series 2008 A,
	Insured: AGO
	5.000% 05/01/22	2,020,000	2,071,207
CA Los Angeles Waste Water System Authority
	Series 2009 A,
	5.750% 06/01/25	2,000,000	2,173,160
CA Metropolitan Water District of Southern California
	Series 2008 B,
	5.000% 07/01/22	2,500,000	2,711,050
CA Rancho Water District Financing Authority
	Series 2001 A,
	Insured: FSA
	5.500% 08/01/10	1,000,000	1,047,780
CA Sacramento County Sanitation District
	Series 2006,
	Insured: FGIC
	5.000% 12/01/17	1,000,000	1,080,720
CA Sacramento County Water Financing Authority
	Series 2007 A,
	Insured: FGIC
	5.000% 06/01/18	2,000,000	2,097,160
CA San Diego Public Facilities Financing Authority
	Series 2009 B,
	5.250% 05/15/25	1,500,000	1,532,370
CA San Francisco City & County Public Utilities Commission
	Series 2003 A,
	Insured: NPFGC
	5.000% 10/01/13	1,000,000	1,071,170
Water & Sewer Total			15,795,687
UTILITIES TOTAL			61,410,173

	Total Municipal Bonds (cost of $208,421,621)		205,051,104

12

		Shares	Value ($)
Municipal Preferred Stock — 0.7%
HOUSING — 0.7%
Multi-Family — 0.7%
Munimae TE Bond Subsidiary LLC
	Series 2004 A-2,
	4.900% 06/30/49(f)	2,000,000	1,420,280
Multi-Family Total			1,420,280
HOUSING TOTAL			1,420,280

	Total Municipal Preferred Stock (cost of $2,000,000)		1,420,280
Investment Company — 3.1%
	Columbia California Tax-Exempt Reserves, Trust Class (7 day yield of 0.130%) (g)(h)	6,423,477	6,423,477

	Total Investment Company (cost of $6,423,477)		6,423,477

		Par ($)
Short-Term Obligation — 0.5%
VARIABLE RATE DEMAND NOTE(i) — 0.5%
CA Department of Water Resources
	Power Supply Revenue
	Series 2002 B-1
	LOC: Bank of New York
	LOC: California State Teachers’ Retirement System
	0.130% 05/01/22	1,100,000	1,100,000
Variable Rate Demand Note Total			1,100,000

	Total Short-Term Obligation (cost of $1,100,000)		1,100,000

	Total Investments — 102.2% (cost of $217,945,098)(j)(k)		213,994,861

	Other Assets & Liabilities, Net — (2.2)%		(4,585,863)

	Net Assets — 100.0%		209,408,998

13

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
EDUCATION
Education	$—	$13,750,894	$—	$13,750,894
EDUCATION TOTAL	—	13,750,894	—	13,750,894
HEALTH CARE
Continuing Care Retirement	—	891,390	—	891,390
Hospitals	—	17,078,582	—	17,078,582
HEALTH CARE Total	—	17,969,972	—	17,969,972
HOUSING
Single-Family	—	903,330	—	903,330
HOUSING TOTAL	—	903,330	—	903,330
INDUSTRIALS
Oil & Gas	—	495,705	—	495,705
INDUSTRIALS Total	—	495,705	—	495,705

14

OTHER
Other	—	5,518,183	—	5,518,183
Refunded/Escrowed	—	3,550,013	—	3,550,013
Tobacco	—	3,206,952	—	3,206,952
OTHER TOTAL	—	12,275,148	—	12,275,148
RESOURCE RECOVERY
Resource Recovery	—	1,094,430	—	1,094,430
RESOURCE RECOVERY TOTAL	—	1,094,430	—	1,094,430
TAX-BACKED
Local Appropriated	—	14,219,761	—	14,219,761
Local General Obligations	—	41,036,663	—	41,036,663
Special Non-Property Tax	—	2,236,364	—	2,236,364
Special Property Tax	—	9,298,052	—	9,298,052
State Appropriated	—	9,194,116	—	9,194,116
State General Obligations	—	13,335,171	—	13,335,171
TAX-BACKED Total	—	89,320,127	—	89,320,127
TRANSPORTATION
Airports	—	4,668,435	—	4,668,435
Ports	—	2,094,500	—	2,094,500
Transportation	—	1,068,390	—	1,068,390
TRANSPORTATION TOTAL	—	7,831,325	—	7,831,325
UTILITIES
Independent Power Producers	—	3,224,850	—	3,224,850
Joint Power Authority	—	12,377,905	—	12,377,905
Municipal Electric	—	30,011,731	—	30,011,731
Water & Sewer	—	15,795,687	—	15,795,687
UTILITIES Total	—	61,410,173	—	61,410,173
Variable Rate Demand Note Chemicals	—	1,100,000	—	1,100,000
Total Variable Rate Demand Note	—	1,100,000	—	1,100,000
Total Municipal Bonds	—	206,151,104	—	206,151,104
Municipal Preferred Stock
HOUSING
Multi-Family	—	1,420,280	—	1,420,280
HOUSING TOTAL	—	1,420,280	—	1,420,280
Total Municipal Preferred Stock	—	1,420,280	—	1,420,280
Investment Company	6,423,477	—	—	6,423,477
Total Investments	6,423,477	207,571,384	—	213,994,861
Total	$6,423,477	$207,571,384	$—	$213,994,861

(a)	Security purchased on a delayed delivery basis.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)	Zero coupon bond.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, this security, which is not illiquid, amounted to $1,420,280, which represents 0.7% of net assets.

(g)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(h)	Investments in affiliates during the three months ended June 30, 2009:

15

	Security name: Columbia California Tax-Exempt Reserves, Trust Class (7 day yield of 0.130%)

	Shares as of 03/31/09:		7,259,000
	Shares purchased:		22,738,080
	Shares sold:		(23,573,603)
	Shares as of 06/30/09:		6,423,477
	Net realized gain/loss:		$—
	Dividend income earned:		$5,535
	Value at end of period:		$6,423,477

(i)

Variable rate demand note.  This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rate shown reflects the rate as of June 30, 2009.

(j)	Cost for federal income tax purposes is $217,945,098.

(k)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$2,657,444	$(6,607,681)	$(3,950,237)

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
XLCA	XL Capital Assurance, Inc.

16

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Corporate Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 90.1%
BASIC MATERIALS — 2.5%
Chemicals — 0.8%
Lubrizol Corp.
	6.500% 10/01/34	200,000	177,258
Chemicals Total			177,258
Iron/Steel — 1.7%
ArcelorMittal
	9.850% 06/01/19	85,000	91,733
Nucor Corp.
	5.000% 06/01/13	145,000	151,334
	5.850% 06/01/18	110,000	114,085
Iron/Steel Total			357,152
BASIC MATERIALS TOTAL			534,410
COMMUNICATIONS — 12.6%
Media — 7.6%
Comcast Cable Holdings LLC
	9.875% 06/15/22	72,000	86,739
Comcast Corp.
	5.700% 05/15/18	45,000	45,242
	6.300% 11/15/17	50,000	52,918
	6.550% 07/01/39	275,000	274,530
	6.950% 08/15/37	135,000	140,762
News America, Inc.
	6.400% 12/15/35	100,000	87,523
	6.550% 03/15/33	35,000	31,326
Rogers Cable, Inc.
	6.250% 06/15/13	6,000	6,362
Time Warner Cable, Inc.
	7.300% 07/01/38	175,000	182,302
Time Warner, Inc.
	6.500% 11/15/36	180,000	157,626
	6.875% 05/01/12(a)	325,000	347,667
Viacom, Inc.
	5.750% 04/30/11	105,000	107,495
	6.875% 04/30/36	145,000	133,590
Media Total			1,654,082
Telecommunication Services — 5.0%
AT&T, Inc.
	5.625% 06/15/16	130,000	133,783
	6.550% 02/15/39	135,000	134,760

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — (continued)
Deutsche Telekom International Finance BV
	8.500% 06/15/10	30,000	31,550
Telefonica Emisiones SAU
	6.221% 07/03/17	100,000	105,796
	6.421% 06/20/16	190,000	203,150
Verizon Wireless Capital LLC
	5.550% 02/01/14(b)	310,000	329,105
	8.500% 11/15/18(b)	125,000	149,387
Telecommunication Services Total			1,087,531
COMMUNICATIONS TOTAL			2,741,613
CONSUMER CYCLICAL — 3.8%
Airlines — 0.4%
Continental Airlines, Inc.
	7.461% 04/01/15	93,131	81,955
Airlines Total			81,955
Home Builders — 0.0%
D.R. Horton, Inc.
	5.625% 09/15/14	10,000	8,550
Home Builders Total			8,550
Retail — 3.4%
CVS Pass-Through Trust
	5.298% 01/11/27(b)	116,034	92,607
	6.036% 12/10/28(b)	216,447	184,937
	8.353% 07/10/31(b)	185,000	190,727
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	30,000	27,306
McDonald’s Corp.
	5.000% 02/01/19	25,000	25,630
	5.700% 02/01/39	165,000	163,361
Starbucks Corp.
	6.250% 08/15/17	55,000	55,273
Retail Total			739,841
CONSUMER CYCLICAL TOTAL			830,346
CONSUMER NON-CYCLICAL — 8.8%
Beverages — 2.2%
Anheuser-Busch InBev Worldwide, Inc.
	8.000% 11/15/39(b)	130,000	141,711
	8.200% 01/15/39(b)	210,000	233,871

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Beverages — (continued)
Bottling Group LLC
	5.125% 01/15/19	85,000	86,635
PepsiCo, Inc.
	7.900% 11/01/18	10,000	12,166
Beverages Total			474,383
Food — 1.5%
Campbell Soup Co.
	4.500% 02/15/19	125,000	122,887
ConAgra Foods, Inc.
	7.000% 10/01/28	75,000	74,519
Kraft Foods, Inc.
	6.500% 08/11/17	100,000	105,323
Kroger Co.
	8.000% 09/15/29	25,000	28,116
Food Total			330,845
Healthcare Services — 0.4%
WellPoint, Inc.
	7.000% 02/15/19	90,000	93,039
Healthcare Services Total			93,039
Household Products/Wares — 0.8%
Clorox Co.
	5.950% 10/15/17	70,000	71,366
Fortune Brands, Inc.
	5.125% 01/15/11	90,000	90,338
Household Products/Wares Total			161,704
Pharmaceuticals — 3.9%
Abbott Laboratories
	5.600% 05/15/11	395,000	422,015
Novartis Securities Investment Ltd.
	5.125% 02/10/19	185,000	189,271
Wyeth
	5.500% 02/01/14	225,000	240,803
Pharmaceuticals Total			852,089
CONSUMER NON-CYCLICAL TOTAL			1,912,060
ENERGY — 11.4%
Oil & Gas — 5.4%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	240,000	239,560

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Oil & Gas — (continued)
Devon Energy Corp.
	6.300% 01/15/19	70,000	74,803
Hess Corp.
	7.300% 08/15/31	95,000	98,063
Marathon Oil Corp.
	6.000% 07/01/12	25,000	26,436
	6.000% 10/01/17	160,000	162,916
	7.500% 02/15/19	60,000	65,487
Nexen, Inc.
	5.875% 03/10/35	160,000	137,095
Qatar Petroleum
	5.579% 05/30/11(b)	40,005	40,639
Talisman Energy, Inc.
	5.850% 02/01/37(a)	140,000	119,495
	7.750% 06/01/19	135,000	149,552
Valero Energy Corp.
	6.625% 06/15/37	60,000	51,187
Oil & Gas Total			1,165,233
Oil & Gas Services — 0.8%
Smith International, Inc.
	9.750% 03/15/19	95,000	109,733
Weatherford International Ltd.
	5.150% 03/15/13	70,000	69,815
Oil & Gas Services Total			179,548
Pipelines — 5.2%
Enbridge Energy Partners LP
	7.500% 04/15/38	80,000	80,335
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	65,000	65,697
	6.850% 02/15/20	30,000	30,750
	6.950% 01/15/38	115,000	111,399
ONEOK Partners LP
	6.850% 10/15/37	90,000	85,550
Plains All American Pipeline LP
	6.500% 05/01/18	365,000	369,348
TEPPCO Partners LP
	7.625% 02/15/12	136,000	142,596
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	345,000	239,775
Pipelines Total			1,125,450
ENERGY TOTAL			2,470,231

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — 29.6%
Banks — 15.3%
Bank of New York Mellon Corp.
	5.450% 05/15/19	160,000	164,257
Capital One Capital IV
	6.745% 02/17/37(c)	475,000	317,946
Capital One Financial Corp.
	7.375% 05/23/14	25,000	25,780
Chinatrust Commercial Bank
	5.625% 12/29/49(b)(c)	45,000	29,896
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(b)	250,000	227,344
Citigroup, Inc.
	6.500% 08/19/13	10,000	9,714
	6.875% 03/05/38	290,000	256,118
Comerica Bank
	5.200% 08/22/17	250,000	192,315
Goldman Sachs Capital II
	5.793% 12/29/49(c)	50,000	30,472
Goldman Sachs Group, Inc.
	6.000% 05/01/14	110,000	114,803
HSBC Holdings PLC
	6.800% 06/01/38	290,000	291,439
	7.350% 11/27/32	53,000	52,677
JPMorgan Chase Capital XX
	6.550% 09/29/36	60,000	47,689
KeyBank NA
	5.800% 07/01/14(a)	250,000	231,987
Keycorp
	6.500% 05/14/13	240,000	239,117
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	155,000	136,194
Merrill Lynch & Co., Inc.
	6.050% 08/15/12(d)	35,000	35,093
Morgan Stanley
	7.300% 05/13/19	25,000	25,924

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Banks — (continued)
National City Corp.
	4.900% 01/15/15	15,000	14,225
	6.875% 05/15/19	175,000	167,908
Northern Trust Co.
	6.500% 08/15/18	180,000	195,841
Northern Trust Corp.
	5.500% 08/15/13	125,000	132,525
Regions Financial Corp.
	7.750% 09/15/24	32,000	23,807
Scotland International Finance No. 2
	4.250% 05/23/13(b)	127,000	105,552
Union Planters Corp.
	4.375% 12/01/10	120,000	116,284
Wachovia Corp.
	4.375% 06/01/10	135,000	138,260
Banks Total			3,323,167
Diversified Financial Services — 4.9%
Ameriprise Financial, Inc.
	7.300% 06/28/19	120,000	122,797
Eaton Vance Corp.
	6.500% 10/02/17	390,000	369,022
Fund American Companies, Inc.
	5.875% 05/15/13	110,000	103,619
General Electric Capital Corp.
	6.875% 01/10/39	110,000	99,013
International Lease Finance Corp.
	4.750% 07/01/09	40,000	40,000
	4.875% 09/01/10	27,000	24,202
	5.625% 09/15/10	250,000	224,598
	5.650% 06/01/14	25,000	18,116
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(e)(f)	370,000	59,200
	6.875% 05/02/18(e)(f)	45,000	7,200
Diversified Financial Services Total			1,067,767
Insurance — 6.6%
ING Groep NV
	5.775% 12/29/49(c)	85,000	49,725
Liberty Mutual Group, Inc.
	7.500% 08/15/36(b)	285,000	196,405

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Insurance — (continued)
Lincoln National Corp.
	8.750% 07/01/19	315,000	317,669
MetLife Capital Trust X
	9.250% 04/08/38(b)(c)	250,000	222,500
MetLife, Inc.
	10.750% 08/01/39(g)	130,000	129,975
Principal Life Income Funding Trusts
	5.300% 04/24/13	350,000	349,196
Prudential Financial, Inc.
	4.500% 07/15/13	90,000	84,614
	7.375% 06/15/19	95,000	93,274
Insurance Total			1,443,358
Real Estate Investment Trusts (REITs) — 2.8%
Camden Property Trust
	5.375% 12/15/13	199,000	180,926
Highwoods Properties, Inc.
	5.850% 03/15/17	55,000	43,801
Hospitality Properties Trust
	5.625% 03/15/17	140,000	104,501
Liberty Property LP
	5.500% 12/15/16	160,000	130,048
Simon Property Group LP
	6.750% 05/15/14	145,000	145,696
Real Estate Investment Trusts (REITs) Total			604,972
FINANCIALS TOTAL			6,439,264
INDUSTRIALS — 7.7%
Aerospace & Defense — 1.7%
Boeing Co.
	6.000% 03/15/19	80,000	87,234
Raytheon Co.
	5.375% 04/01/13	245,000	260,818
United Technologies Corp.
	6.125% 02/01/19	20,000	22,136
Aerospace & Defense Total			370,188
Machinery — 2.0%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	195,000	193,988
Caterpillar, Inc.
	8.250% 12/15/38	115,000	142,493
John Deere Capital Corp.
	4.950% 12/17/12	95,000	97,896
Machinery Total			434,377

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Transportation — 4.0%
BNSF Funding Trust I
	6.613% 12/15/55(c)	130,000	102,863
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	50,000	50,922
	7.950% 08/15/30	115,000	135,322
Union Pacific Corp.
	4.698% 01/02/24	10,165	9,481
	5.700% 08/15/18	165,000	165,337
	6.650% 01/15/11	385,000	404,038
Transportation Total			867,963
INDUSTRIALS TOTAL			1,672,528
TECHNOLOGY — 2.3%
Networking Products — 0.7%
Cisco Systems, Inc.
	5.900% 02/15/39	150,000	147,719
Networking Products Total			147,719
Software — 1.6%
Oracle Corp.
	5.000% 01/15/11	345,000	361,664
Software Total			361,664
TECHNOLOGY TOTAL			509,383
UTILITIES — 11.4%
Electric — 9.1%
AEP Texas Central Co.
	6.650% 02/15/33	160,000	155,121
Columbus Southern Power Co.
	6.600% 03/01/33	41,000	40,932
Commonwealth Edison Co.
	4.700% 04/15/15	50,000	49,355
	5.900% 03/15/36	95,000	91,139
	5.950% 08/15/16	80,000	83,181
	6.950% 07/15/18	95,000	96,132
Duke Energy Corp.
	5.300% 10/01/15	285,000	298,504
Exelon Generation Co. LLC
	6.200% 10/01/17	220,000	218,981

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Electric — (continued)
Kansas City Power & Light Co.
	7.150% 04/01/19	250,000	273,426
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	197,000	204,720
	6.125% 04/01/36	70,000	69,193
Oncor Electric Delivery Co.
	5.950% 09/01/13	155,000	161,285
Southern Co.
	4.150% 05/15/14	60,000	60,239
Southern Power Co.
	6.375% 11/15/36	45,000	40,274
Windsor Financing LLC
	5.881% 07/15/17(b)	145,773	128,236
Electric Total			1,970,718
Gas — 2.3%
Atmos Energy Corp.
	6.350% 06/15/17	100,000	101,733
	8.500% 03/15/19	115,000	134,302
Nakilat, Inc.
	6.067% 12/31/33(b)	260,000	206,071
Sempra Energy
	6.500% 06/01/16	60,000	62,630
Gas Total			504,736
UTILITIES TOTAL			2,475,454

	Total Corporate Fixed-Income Bonds & Notes (cost of $20,044,151)		19,585,289
Government & Agency Obligations — 4.2%
FOREIGN GOVERNMENT OBLIGATIONS — 4.1%
International Bank for Reconstruction & Development
	5.000% 04/01/16	535,000	571,513
Province of Ontario
	3.375% 05/20/11	115,000	118,703
Province of Quebec
	5.125% 11/14/16	200,000	207,362
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			897,578

9

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. TREASURY NOTE — 0.1%
U.S. Treasury Note
	3.125% 05/15/19	20,000	19,344
U.S. TREASURY NOTE TOTAL			19,344

	Total Government & Agency Obligations (cost of $915,484)		916,922
Municipal Bond — 0.3%
CALIFORNIA — 0.3%
CA State
	Series 2009,
	7.550% 04/01/39	75,000	68,544
CALIFORNIA TOTAL			68,544

	Total Municipal Bond (cost of $69,167)		68,544
Short-Term Obligation — 1.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 03/10/14, market value $292,538 (repurchase proceeds $285,000)	285,000	285,000

	Total Short-Term Obligation (cost of $285,000)		285,000

	Total Investments — 95.9% (cost of $21,313,802)(h)(i)		20,855,755

	Other Assets & Liabilities, Net — 4.1%		894,723

	Net Assets — 100.0%		21,750,478

10

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Credit default swap contracts are marked to market daily based upon quotations from market markers. Quotations obtained from independent pricing services use information provided by market makers.

Swap agreements are stated at a fair value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Portfolio has implemented Financial Accounting Standards Board (“FASB”)  Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the  Portfolio’s assets:

11

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
BASIC MATERIALS
Chemicals	$—	$177,258	$—	$177,258
Iron/Steel	—	357,152	—	357,152
BASIC MATERIALS TOTAL	—	534,410	—	534,410
COMMUNICATIONS
Media	—	1,654,082	—	1,654,082
Telecommunication Services	—	1,087,531	—	1,087,531
COMMUNICATIONS TOTAL	—	2,741,613	—	2,741,613
CONSUMER CYCLICAL
Airlines	—	—	81,955	81,955
Home Builders	—	8,550	—	8,550
Retail	—	739,841	—	739,841
CONSUMER CYCLICAL TOTAL	—	748,391	81,955	830,346
CONSUMER NON-CYCLICAL
Beverages	—	474,383	—	474,383
Food	—	330,845	—	330,845
Healthcare Services	—	93,039	—	93,039
Household Products/Wares	—	161,704	—	161,704
Pharmaceuticals	—	852,089	—	852,089
CONSUMER NON-CYCLICAL TOTAL	—	1,912,060	—	1,912,060
ENERGY
Oil & Gas	—	1,165,233	—	1,165,233
Oil & Gas Services	—	179,548	—	179,548
Pipelines	—	1,125,450	—	1,125,450
ENERGY TOTAL	—	2,470,231	—	2,470,231
FINANCIALS
Banks	—	3,323,167	—	3,323,167
Diversified Financial Services	—	1,067,767	—	1,067,767
Insurance	—	1,443,358	—	1,443,358
Real Estate Investment Trusts (REITs)	—	604,972	—	604,972
FINANCIALS TOTAL	—	6,439,264	—	6,439,264
INDUSTRIALS
Aerospace & Defense	—	370,188	—	370,188
Machinery	—	434,377	—	434,377
Transportation	—	867,963	—	867,963
INDUSTRIALS TOTAL	—	1,672,528	—	1,672,528
TECHNOLOGY
Networking Products	—	147,719	—	147,719
Software	—	361,664	—	361,664
TECHNOLOGY TOTAL	—	509,383	—	509,383
UTILITIES
Electric	—	1,970,718	—	1,970,718
Gas	—	504,736	—	504,736
UTILITIES TOTAL	—	2,475,454	—	2,475,454
Total Corporate Fixed-Income Bonds & Notes	—	19,503,334	81,955	19,585,289
Government & Agency Obligations
FOREIGN GOVERNMENT OBLIGATIONS	—	897,578	—	897,578
U.S. Treasury Note	19,344	—	—	19,344
Total Government & Agency Obligations	19,344	897,578	—	916,922
Municipal Bond
California	—	68,544	—	68,544
Total Municipal Bond	—	68,544	—	68,544
Short-Term Obligation
Repurchase Agreement	—	285,000	—	285,000
Total Short-Term Obligation	—	285,000	—	285,000
Total Investments	19,344	20,754,456	81,955	20,855,755
Credit default swap contracts	—	(103,880)	—	(103,880)
Futures contracts	(2,035)	—	—	(2,035)
Total	$17,309	$20,650,576	$81,955	$20,749,840

The Portfolio’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three months ended June 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2009
Corporate Fixed-Income Bonds & Notes
Consumer Cyclical
Airlines	$68,767	$162	$216	$17,918	$—	$(5,108)	$—	$—	$81,955	$17,918

	$68,767	$162	$216	$17,918	$—	$(5,108)	$—	$—	$81,955	$17,918

The information in the above reconciliation represents fiscal year to date activity for any securities identified using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized gains attributable to securities owned at June 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $17,918.

12

(a)	A portion of this security is pledged as collateral for credit default swaps. At June 30, 2009, the total market value of securities pledged amounted to $114,000.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, amounted to $2,478,988, which represents 11.4 of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(d)	Investments in affiliates during the three months ended June 30, 2009:

Security name: Merrill Lynch & Co., Inc., 6.050% 08/15/12

	Par as of 03/31/09:		$35,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 06/30/09:		$35,000
	Net realized gain:		$—
	Interest income earned:		$529
	Value at end of period:		$35,093

As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $66,400, which represents 0.3% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2009, the value of these securities amounted to $66,400, which represents 0.3% of net assets.

(g)	Security purchased on a delayed delivery basis.

(h)	Cost for federal income tax purposes is $21,313,802.

(i)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$689,853	$(1,147,900)	$(458,047)

At June 30, 2009, the Portfolio has entered into the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Received Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premiums Paid(Received)	Value of Contract
Barclays	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	$175,000	$(7,118)	$(1,496)
Barclays	HSBC Financial Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	95,000	(3,895)	908
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	260,000	21,765	8,600
Barclays	Limited Brands, Inc. 6.125% 12/01/12	Buy	6.150%	03/20/14	500,000	—	(70,136)
Barclays	The Home Depot, Inc. 5,875% 12/16/36	Buy	2.930%	12/20/13	435,000	—	(36,315)
Barclays	Time Warner, Inc. 5.875% 11/15/16	Buy	1.200%	03/20/14	315,000	—	(5,441)
							$(103,880)

13

At June 30, 2009, the Portfolio held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized Appreciation /
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Note	17	$1,976,516	$1,978,109	Sept-2009	$1,593
30 Year U.S. Treasury Bond	1	118,359	114,731	Sept-2009	(3,628)
					$(2,035)

As of June 30, 2009, cash of $50,000 was pledged as collateral for open futures.

14

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia Daily Cash Reserves

		Par ($)	Value ($)*
Commercial Paper(a) — 42.0%
Barton Capital Corp.
	0.30% 08/03/09	2,000,000	1,999,450
	0.43% 07/20/09	1,000,000	999,773
BASF SE
	0.35% 08/12/09	2,000,000	1,999,183
	0.45% 07/20/09	2,000,000	1,999,525
Bryant Park Funding LLC
	0.27% 07/08/09	5,000,000	4,999,737
Citigroup Funding, Inc.
	0.45% 07/07/09	16,000,000	15,998,800
Fairway Finance Corp.
	0.36% 09/08/09	9,000,000	8,993,790
	0.40% 07/07/09	1,000,000	999,933
	0.45% 07/13/09	5,000,000	4,999,250
	0.45% 08/04/09	1,000,000	999,575
Gemini Securitization Corp. LLC
	0.35% 09/08/09	1,000,000	999,329
	0.37% 09/17/09	12,000,000	11,990,380
	0.38% 09/10/09	1,000,000	999,251
Gotham Funding Corp.
	0.37% 08/24/09	1,000,000	999,445
	0.42% 08/10/09	7,000,000	6,996,733
	0.49% 08/03/09	2,000,000	1,999,102
	0.65% 07/07/09	1,500,000	1,499,838
ING US Funding LLC
	0.35% 07/23/09	500,000	499,893
	0.42% 07/21/09	1,000,000	999,767
	0.50% 08/14/09	2,000,000	1,998,778
	0.58% 08/07/09	9,000,000	8,994,681
	0.63% 08/04/09	17,500,000	17,489,587
JPMorgan Chase Funding, Inc.
	0.50% 10/19/09	12,000,000	11,981,667
Liberty Street Funding LLC
	0.35% 07/27/09	9,000,000	8,997,725
	0.36% 09/15/09	4,000,000	3,996,960
	0.42% 08/11/09	1,000,000	999,522
	0.45% 07/13/09	3,000,000	2,999,550
	0.45% 08/05/09	2,000,000	1,999,125
LMA Americas LLC
	0.34% 07/21/09	10,000,000	9,998,111

1

		Par ($)	Value ($)
Commercial Paper(a) — (continued)
National Australia Funding Delaware, Inc.
	0.56% 07/09/09	5,000,000	4,999,378
Nordea North America, Inc.
	0.57% 07/20/09	4,000,000	3,998,797
Old Line Funding LLC
	0.27% 07/01/09	7,271,000	7,271,000
Santander Central Hispano Finance Delaware, Inc.
	0.85% 07/07/09	25,000,000	24,996,458
	0.95% 07/02/09	1,500,000	1,499,960
Sheffield Receivables Corp.
	0.30% 08/03/09	2,000,000	1,999,450
	0.30% 08/20/09	3,000,000	2,998,750
	0.37% 09/15/09	4,000,000	3,996,876
	0.45% 08/03/09	1,000,000	999,588
Toyota Motor Credit Corp.
	1.90% 08/04/09	23,000,000	22,958,728
Variable Funding Capital Co. LLC
	0.44% 07/01/09	7,000,000	7,000,000
Wachovia Bank N.A.
	0.50% 12/07/09	1,000,000	997,792
	0.51% 11/27/09	2,000,000	1,995,778

	Total Commercial Paper (cost of $226,141,015)		226,141,015
Certificates of Deposit — 37.6%
Banco Bilbao Vizcaya Argentina/NY
	0.41% 08/18/09	15,000,000	15,000,000
	0.55% 08/07/09	12,000,000	12,000,862
	0.96% 07/08/09	3,000,000	3,000,000
Bank of Montreal/Chicago
	0.36% 09/16/09	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	0.50% 08/21/09	1,500,000	1,500,000
	0.83% 08/10/09	16,000,000	16,000,000
Barclays Bank PLC
	0.45% 08/31/09	10,000,000	10,000,000
	1.00% 07/16/09	2,000,000	2,000,000
BNP Paribas/Chicago IL
	0.65% 09/08/09	2,000,000	2,000,000
	0.65% 11/20/09	10,000,000	10,000,000
	0.75% 11/13/09	6,000,000	6,000,000
	1.12% 07/20/09	11,000,000	11,000,000

2

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Credit Agricole SA
	0.36% 10/01/09	10,000,000	10,000,000
	0.80% 07/17/09	1,000,000	1,000,000
	0.90% 07/08/09	14,000,000	14,000,000
Deutsche Bank AG NY
	0.41% 08/13/09	6,000,000	6,000,000
Lloyds TSB Bank PLC/New York NY
	0.54% 09/25/09	12,000,000	12,000,000
	1.07% 07/14/09	3,000,000	3,000,000
National Australia Bank Ltd.
	0.45% 07/23/09	3,000,000	3,000,000
	0.63% 07/08/09	6,000,000	6,000,000
Rabobank Nederland NV/NY
	0.51% 12/22/09	8,000,000	8,000,000
Royal Bank of Scotland PLC/New York NY
	0.33% 07/02/09	3,000,000	3,000,000
Societe Generale NY
	0.65% 09/09/09	9,000,000	9,000,000
	0.82% 07/06/09	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
	0.65% 08/14/09	16,400,000	16,401,007
	0.95% 07/08/09	1,500,000	1,500,000
UBS AG/Stamford Branch
	0.33% 07/02/09	14,000,000	14,000,000

	Total Certificates of Deposit (cost of $202,401,869)		202,401,869
Government & Agency Obligations — 12.1%
U.S. Government Agencies(b) — 8.6%
Federal Home Loan Bank
	0.51% 01/12/10	3,000,000	2,991,712
	0.57% 07/20/09	6,000,000	5,998,195
	0.79% 11/05/10(c)	3,000,000	2,998,786
	0.85% 10/29/10(c)	1,100,000	1,099,910
Federal Home Loan Mortgage Corp.
	0.58% 08/24/05	2,000,000	1,998,254
	0.70% 03/09/11(c)	14,000,000	14,052,360
	0.89% 02/01/11(c)	5,000,000	5,001,028
	1.21% 04/07/11(c)	7,400,000	7,403,189
Federal National Mortgage Association
	0.42% 12/31/09	2,000,000	1,995,730

3

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies(b) —(continued)
	0.58% 08/26/09	2,550,000	2,547,699
U.S. GOVERNMENT AGENCIES TOTAL			46,086,863
U.S. Government Obligations — 3.5%
U.S. Treasury Bills
	0.29% 12/17/09	4,000,000	3,994,648
	0.37% 10/01/09	4,000,000	3,996,218
	0.42% 10/08/09	4,000,000	3,995,380
	3.25% 12/31/09	5,000,000	5,071,563
	4.88% 08/15/09	2,000,000	2,011,263
U.S. GOVERNMENT OBLIGATIONS TOTAL			19,069,072

	Total Government & Agency Obligations (cost of $65,155,935)		65,155,935
Municipal Bonds — 1.3%
CONNECTICUT — 0.8%
CT Housing Finance Authority
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.50% 11/15/38(c)	4,215,000	4,215,000
CONNECTICUT TOTAL			4,215,000
MARYLAND — 0.5%
MD Easton
	William Hill Manor, Inc.,
	Series 2009,
	Branch Banking & Trust Co.
	0.70% 01/01/26(c)	3,000,000	3,000,000
MARYLAND TOTAL			3,000,000

	Total Municipal Bonds (cost of $7,215,000)		7,215,000
Corporate Bond — 0.2%
Wells Fargo & Co.
	0.73% 09/15/09(c)	1,000,000	1,000,693

	Total Corporate Bond (cost of $1,000,693)		1,000,693
Repurchase Agreements — 6.8%
	Repurchase agreement with Barclays Capital, dated 06/30/09, due 07/01/09 at 0.490%, collateralized by corporate bonds with various maturities to 05/22/19, market value $10,700,000 (repurchase proceeds $10,000,136)	10,000,000	10,000,000

	Repurchase agreement with BNP Paribas, dated 06/30/09, due 07/01/09 at 0.040%, collateralized by a U.S. Government Agency obligation maturing 05/11/17, market value $1,544,028 (repurchase proceeds $1,513,002)	1,513,000	1,513,000

4

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Deutsche Bank Securities, dated 06/30/09, due 07/01/09 at 0.440%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/38, market value $10,200,001 (repurchase proceeds $10,000,122)	10,000,000	10,000,000

	Repurchase agreement with Royal Bank of Canada, dated 06/30/09, due 07/01/09 at 0.390%, collateralized by corporate bonds with various maturities to 03/17/19, market value $16,050,001 (repurchase proceeds $15,000,163)	15,000,000	15,000,000

	Total Short-Term Obligations (cost of $36,513,000)		36,513,000

	Total Investments — 100.0% (cost of $538,427,512)(d)		538,427,512

	Other Assets & Liabilities, Net — 0.0%		105,498

	Net Assets — 100.0%		538,533,010

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

5

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial Paper	$—	$226,141,015	$—	$226,141,015
Certificates of Deposit	—	202,401,869	—	202,401,869

Government & Agency Obligations
U.S. Government Agencies	—	46,086,863		46,086,863
U.S. Government Obligations	—	19,069,072		19,069,072
Total Government & Agency Obligations	—	65,155,935	—	65,155,935
Municipal Bonds
Connecticut	—	4,215,000		4,215,000
Maryland	—	3,000,000		3,000,000
Total Municipal Bonds	—	7,215,000	—	7,215,000
Corporate Bond	—	1,000,693	—	1,000,693

Short-Term Obligations
Repurchase Agreements	—	36,513,000		36,513,000
Total Short-Term Obligations	—	36,513,000	—	36,513,000
Total Investments	—	538,427,512	—	538,427,512
Total	$—	$538,427,512	$—	$538,427,512

(a)	The rate shown represents the discount rate at the date of purchase.
(b)	The rate shown represents the annualized yield at the date of purchase.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.
(d)	Cost for federal income tax purposes is $538,427,512.

Acronym	Name
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Georgia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 93.2%
EDUCATION — 9.2%
Education — 9.1%
GA Athens Housing Authority
	University of Georgia - East Campus Housing,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/19	1,150,000	1,188,341
GA Bleckley & Dodge County Development Authority
	Middle Georgia College,
	Series 2008,
	5.000% 07/01/21	1,260,000	1,260,907
GA Bullock County Development Authority
	Georgia Southern University Student Housing,
	Series 2008,
	Insured: AGO
	5.250% 07/01/20	1,000,000	1,096,100
GA Cobb County Development Authority
	Kennesaw State University Foundation,
	Series 2004,
	Insured: NPFGC
	5.000% 07/15/19	1,870,000	1,960,246
GA DeKalb Newton & Gwinnett Counties Joint Development Authority
	GGC Foundation LLC,
	Series 2009,
	5.500% 07/01/24	2,500,000	2,521,050
GA Private Colleges & Universities Authority
	Spelman College,
	Series 2003,
	5.250% 06/01/19	2,250,000	2,370,128
GA South Regional Joint Development Authority
	Valdosta State University Auxiliary Services,
	Series 2008,
	Insured: AGO
	5.000% 08/01/23	1,125,000	1,152,439
Education Total			11,549,211
Prep School — 0.1%
GA Gainesville Redevelopment Authority
	Riverside Military Academy Project,
	Series 2007,
	5.125% 03/01/27	250,000	150,250
Prep School Total			150,250
EDUCATION TOTAL			11,699,461
HEALTH CARE — 5.2%
Hospitals — 5.2%
GA Chatham County Hospital Authority
	Memorial Health University Medical Center,
	Series 2004 A,
	5.375% 01/01/26	1,000,000	789,550

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
	Memorial Medical Center,
	Series 2001 A,
	6.125% 01/01/24	2,500,000	2,171,350
GA Clayton County Hospital Authority
	Good Samaritan Community,
	Series 1998 A,
	Insured: NPFGC
	5.250% 08/01/09	1,060,000	1,061,473
GA Savannah Hospital Authority
	St. Joseph’s Candler Health Systems,
	Series 1998 A,
	Insured: FSA
	5.250% 07/01/11	1,225,000	1,239,394
	5.250% 07/01/12	1,310,000	1,324,816
Hospitals Total			6,586,583
HEALTH CARE TOTAL			6,586,583
HOUSING — 7.1%
Multi-Family — 7.0%
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	Guarantor: FNMA
	4.350% 12/01/31(a)	3,510,000	3,689,537
GA Cobb County Development Authority
	Kennesaw State University Foundation:
	Series 2004 A,
	Insured: NPFGC
	5.250% 07/15/19	2,000,000	2,135,080
	Series 2007 A,
	Insured: AMBAC
	5.250% 07/15/27	3,000,000	2,610,660
GA Lawrenceville Housing Authority
	Knollwood Park LP,
	Series 1997, AMT,
	Guarantor: FNMA
	6.250% 12/01/29(a)	485,000	488,104
Multi-Family Total			8,923,381
Single-Family — 0.1%
GA Housing & Finance Authority
	Series 1998 B-3,
	Insured: FHA
	4.400% 06/01/17	135,000	136,335
Single-Family Total			136,335
HOUSING TOTAL			9,059,716

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — 0.9%
Forest Products & Paper — 0.7%
GA Richmond County Development Authority
	International Paper Co.,
	Series 2001 A,
	5.150% 03/01/15	1,000,000	941,070
Forest Products & Paper Total			941,070
Oil & Gas — 0.2%
GA Main Street Natural Gas, Inc.
	Series 2007 A,
	5.250% 09/15/19	295,000	262,641
Oil & Gas Total			262,641
INDUSTRIALS TOTAL			1,203,711
OTHER — 7.2%
Refunded/Escrowed(b) — 7.2%
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/30	3,000,000	3,108,360
GA Forsyth County School District
	Series 1999,
	Pre-refunded 02/01/10,
	6.000% 02/01/15	2,000,000	2,103,560
GA Gainesville & Hall County Hospital Authority
	Northeast Georgia Health System, Inc.,
	Series 2001,
	Pre-refunded 05/15/11,
	5.000% 05/15/15	1,000,000	1,070,380
GA Gwinnett County Development Authority
	Series 2004,
	Pre-refunded 01/01/14,
	Insured: NPFGC
	5.250% 01/01/15	2,000,000	2,269,320
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1983 D,
	Escrowed to Maturity,
	7.000% 07/01/11	540,000	604,201
Refunded/Escrowed Total			9,155,821
OTHER TOTAL			9,155,821
TAX-BACKED — 31.1%
Local Appropriated — 2.4%
GA Atlanta Public Safety & Judicial Facilities Authority
	Series 2006,
	Insured: FSA
	5.000% 12/01/17	1,310,000	1,443,685
GA East Point Building Authority
	Series 2000,
	Insured: FSA
	(c) 02/01/18	2,490,000	1,571,439
	Local Appropriated Total		3,015,124

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — 17.7%
GA Atlanta Solid Waste Management Authority
	Series 2008,
	Insured: FSA
	5.000% 12/01/17	795,000	885,582
GA Barrow County School District
	Series 2006,
	5.000% 02/01/14	1,000,000	1,123,820
GA Chatham County School District
	Series 2002,
	Insured: FSA
	5.250% 08/01/14	1,000,000	1,148,480
	Series 2004,
	Insured: FSA
	5.250% 08/01/19	2,000,000	2,325,140
GA College Park Business & Industrial Development Authority
	Series 2005,
	Insured: AMBAC
	5.250% 09/01/19	3,230,000	3,508,039
GA County of Cherokee
	Series 2009,
	5.000% 08/01/22(d)	2,000,000	2,182,820
GA Douglas County School District
	Series 2007,
	Insured: FSA
	5.000% 04/01/18	1,500,000	1,680,735
	5.000% 04/01/21	2,000,000	2,174,440
	5.000% 04/01/23	1,500,000	1,611,780
GA Fulton County School District
	Series 1998,
	5.375% 01/01/17	1,390,000	1,602,253
GA Gwinnett County School District
	Series 2008:
	5.000% 02/01/17	1,000,000	1,148,590
	5.000% 02/01/22	1,000,000	1,100,650
GA Lowndes County
	Series 2008,
	Insured: FSA
	5.000% 04/01/14	1,000,000	1,125,190
MI Detroit
	Series 2001 B,
	Insured: NPFGC
	5.375% 04/01/14	1,000,000	957,390
	Local General Obligations Total		22,574,909

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — 5.3%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority
	Series 2005,
	Insured: NPFGC
	5.250% 10/01/19	2,430,000	2,606,685
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 N,
	Insured: NPFGC
	6.250% 07/01/18	2,000,000	2,294,620
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2006 B,
	5.000% 07/01/20	2,000,000	1,795,860
Special Non-Property Tax Total			6,697,165
Special Property Tax — 1.2%
GA Atlanta Tax Allocation
	Atlantic Station Project,
	Series 2007,
	Insured: AGO
	5.250% 12/01/20	1,545,000	1,587,889
Special Property Tax Total			1,587,889
State General Obligations — 4.5%
GA Georgia State
	Series 2007 G,
	5.000% 12/01/20	2,000,000	2,225,880
	Series 2009,
	5.000% 05/01/17	1,500,000	1,725,795
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	1,825,000	1,850,532
State General Obligations Total			5,802,207
TAX-BACKED TOTAL			39,677,294
TRANSPORTATION — 3.9%
Toll Facilities — 3.9%
GA State Road & Tollway Authority
	Series 2006,
	Insured: NPFGC
	5.000% 06/01/16	3,405,000	3,845,743
	Series 2009 A,
	5.000% 06/01/21	1,000,000	1,076,180
	Toll Facilities Total		4,921,923
	TRANSPORTATION TOTAL		4,921,923

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — 28.6%
Investor Owned — 3.2%
GA Appling County Development Authority
	Georgia Power Company,
	Series 2006,
	Insured: AMBAC
	4.400% 07/01/16	1,000,000	1,015,090
GA Monroe County Development Authority
	Georgia Power Company,
	Series 1995,
	4.500% 07/01/25(a)	2,000,000	2,017,500
IN Jasper County Indiana
	Northern Indiana Public Service Company,
	Series 1988 A,
	Insured: NPFGC
	5.600% 11/01/16	1,000,000	1,008,290
Investor Owned Total			4,040,880
Joint Power Authority — 5.5%
GA Monroe County Development Authority
	Oglethorpe Power Corp.,
	Series 1992,
	6.800% 01/01/12	1,000,000	1,094,970
GA Municipal Electric Authority
	Series 1998 A,
	Insured: NPFGC
	5.250% 01/01/13	1,000,000	1,071,530
	Series 2008 A,
	5.250% 01/01/21	1,395,000	1,447,494
	Series 2008 D,
	6.000% 01/01/23	1,000,000	1,068,790
	Power Revenue Bonds,
	Series 1992 B,
	Insured: NPFGC
	6.375% 01/01/16	2,000,000	2,258,880
Joint Power Authority Total			6,941,664
Water & Sewer — 19.9%
GA Augusta Water & Sewer
	Series 2007,
	Insured: FSA
	5.000% 10/01/21	1,000,000	1,069,350
	5.000% 10/01/22	2,000,000	2,123,960
GA Cherokee County Water & Sewer Authority
	Series 1993,
	Insured: NPFGC
	5.300% 08/01/09	95,000	95,136

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
GA Columbus County Water & Sewer
	Series 2003,
	Insured: FSA
	5.250% 05/01/13	1,220,000	1,373,708
	Series 2007,
	Insured: FSA
	5.000% 05/01/26	1,000,000	1,030,270
GA Coweta County Water & Sewage Authority
	Series 2005,
	Insured: FSA
	5.000% 06/01/25	2,505,000	2,654,974
GA Dekalb County Water & Sewer
	Series 2006 B
	5.250% 10/01/24	2,750,000	3,095,812
	5.250% 10/01/21	2,000,000	2,293,500
GA Gainesville Water & Sewer
	Series 2006,
	Insured: FSA
	5.000% 11/15/16	1,000,000	1,083,870
GA Griffin Combined Public Utility Improvement
	Series 2002,
	Insured: AMBAC
	5.125% 01/01/19	2,585,000	2,697,525
GA Jackson County Water & Sewer
	Series 2006 A,
	Insured: XLCA
	5.000% 09/01/16	1,030,000	1,073,930
GA Rockdale County Water & Sewer Authority
	Series 2005,
	Insured: FSA
	5.000% 07/01/21	2,000,000	2,128,840
GA Upper Oconee Basin Water Authority
	Series 2005,
	Insured: NPFGC
	5.000% 07/01/17	1,140,000	1,220,644
	5.000% 07/01/22	1,855,000	1,903,323
GA Walton County Water & Sewer Authority
	Walton Hard Labor Creek Reservoir Project,
	Series 2008,
	Insured: FSA
	5.000% 02/01/25	1,495,000	1,543,288
Water & Sewer Total			25,388,130
UTILITIES TOTAL			36,370,674

	Total Municipal Bonds (cost of $118,325,556)		118,675,183

7

		Shares	Value ($)
Investment Companies — 7.4%
	Columbia Tax-Exempt Reserves, Capital Class
	(7 day yield of 0.270%) (e)(f)	4,654,000	4,654,000
	Dreyfus Tax-Exempt Cash Management Fund
	(7 day yield of 0.440%)	4,805,358	4,805,358

	Total Investment Companies (cost of $9,459,358)		9,459,358

	Total Investments — 100.6% (cost of $127,784,914)(g)(h)		128,134,541

	Other Assets & Liabilities, Net — (0.6)%		(730,308)

	Net Assets — 100.0%		127,404,233

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Short-term debt obligations maturing in 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
EDUCATION
Education	$—	$11,549,211	$—	$11,549,211
Prep School	—	150,250	—	150,250
EDUCATION TOTAL	—	11,699,461	—	11,699,461
HEALTH CARE
Hospitals	—	6,586,583	—	6,586,583
HEALTH CARE TOTAL	—	6,586,583	—	6,586,583
HOUSING
Multi-Family	—	8,923,381	—	8,923,381
Single-Family	—	136,335	—	136,335
HOUSING TOTAL	—	9,059,716	—	9,059,716
INDUSTRIALS
Forest Products & Paper	—	941,070	—	941,070
Oil & Gas	—	262,641	—	262,641
INDUSTRIALS TOTAL	—	1,203,711	—	1,203,711
OTHER
Refunded/Escrowed	—	9,155,821	—	9,155,821
OTHER TOTAL	—	9,155,821	—	9,155,821
TAX-BACKED
Local Appropriated	—	3,015,124	—	3,015,124
Local General Obligations	—	22,574,909	—	22,574,909
Special Non-Property Tax	—	6,697,165	—	6,697,165
Special Property Tax	—	1,587,889	—	1,587,889
State General Obligations	—	5,802,207	—	5,802,207
TAX-BACKED TOTAL	—	39,677,294	—	39,677,294
TRANSPORTATION
Toll Facilities	—	4,921,923	—	4,921,923
TRANSPORTATION TOTAL	—	4,921,923	—	4,921,923
UTILITIES
Investor Owned	—	4,040,880	—	4,040,880
Joint Power Authority	—	6,941,664	—	6,941,664
Water & Sewer	—	25,388,130	—	25,388,130
UTILITIES TOTAL	—	36,370,674	—	36,370,674
Total Municipal Bonds	—	118,675,183	—	118,675,183
Investment Companies	9,459,358	—	—	9,459,358
Total	$9,459,358	$118,675,183	$—	$128,134,541

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

9

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	Zero coupon bond.
(d)	Security purchased on a delayed delivery basis.
(e)	Investments in affiliates during the three months ended June 30, 2009:
	Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.270%)

	Shares as of 03/31/09:	3,072,376
	Shares purchased:	7,666,323
	Shares sold:	(6,084,699)
	Shares as of 06/30/09:	4,654,000
	Net realized gain/loss:	$—
	Dividend income earned:	$4,709
	Value at end of period:	$4,654,000

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(g)	Cost for federal income tax purposes is $127,784,914.
(h)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,602,359	$(2,252,732)	$349,627

Acronym	Name
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
NPFGC	National Public Finance Guarantee Corp.
XLCA	XL Capital Assurance, Inc.

10

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia High Income Fund

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 92.1%
BASIC MATERIALS — 6.4%
Chemicals — 1.7%
Agricultural Chemicals — 0.3%
Mosaic Co.
	7.625% 12/01/16(b)	1,640,000	1,662,550
			1,662,550
Chemicals-Diversified — 1.4%
EquiStar Chemicals LP
	7.550% 02/15/26(c)	845,000	266,175
INVISTA
	9.250% 05/01/12(b)	5,740,000	5,409,950
Millennium America, Inc.
	7.625% 11/15/26(c)	4,720,000	330,400
NOVA Chemicals Corp.
	4.538% 11/15/13(d)	2,730,000	2,259,075
Tronox Worldwide LLC/Tronox Finance Corp.
	9.500% 12/01/12(e)	5,525,000	884,000
Westlake Chemical Corp.
	6.625% 01/15/16	940,000	822,500
			9,972,100
Chemicals Total			11,634,650
Forest Products & Paper — 3.4%
Forestry — 0.2%
Weyerhaeuser Co.
	6.950% 10/01/27	1,965,000	1,504,825
			1,504,825
Paper & Related Products — 3.2%
Bowater, Inc.
	9.375% 12/15/21(c)	5,545,000	804,025
	9.500% 10/15/12(c)	105,000	15,750
Domtar Corp.
	7.875% 10/15/11	5,005,000	4,879,875
Georgia-Pacific Corp.
	7.000% 01/15/15(b)	4,750,000	4,441,250
	7.750% 11/15/29	757,000	592,352
	8.000% 01/15/24	921,000	782,850
	8.875% 05/15/31	6,745,000	5,834,425
Norske Skog
	8.625% 06/15/11	2,580,000	1,548,000

1

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (CONTINUED)
Forest Products & Paper — (continued)
Paper & Related Products — (continued)
Smurfit Capital Funding PLC
	7.500% 11/20/25	4,100,000	2,931,500
			21,830,027
Forest Products & Paper Total			23,334,852
Iron/Steel — 0.0%
Steel-Specialty — 0.0%
UCAR Finance, Inc.
	10.250% 02/15/12	138,000	130,410
			130,410
Iron/Steel Total			130,410
Metals & Mining — 1.3%
Metal-Diversified — 1.3%
Allegheny Ludlum Corp.
	6.950% 12/15/25	3,850,000	3,384,839
Allegheny Technologies, Inc.
	8.375% 12/15/11	2,320,000	2,453,113
Freeport-McMoRan Copper & Gold, Inc.
	4.995% 04/01/15(d)	1,285,000	1,202,824
	8.375% 04/01/17	2,220,000	2,236,650
			9,277,426
Metals & Mining Total			9,277,426
BASIC MATERIALS TOTAL			44,377,338
COMMUNICATIONS — 16.7%
Advertising — 0.7%
Advertising Agencies — 0.7%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	5,691,000	4,979,625
			4,979,625
Advertising Total			4,979,625
Internet — 0.5%
E-Commerce/Services — 0.5%
Expedia, Inc.
	7.456% 08/15/18	3,425,000	3,253,750
			3,253,750
Internet Total			3,253,750

2

			Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Media — 5.4%
Cable TV — 4.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
	10.000% 04/30/12(b)(f)		5,230,000	5,033,875
Charter Term Loan Incremental Term Loan
	6.250% 03/06/14(d)(g)		4,157,525	3,744,371
CSC Holdings, Inc.
	6.750% 04/15/12		2,300,000	2,219,500
Rainbow National Services LLC
	8.750% 09/01/12(b)		4,605,000	4,639,538
	10.375% 09/01/14(b)		1,556,000	1,612,405
Shaw Communications, Inc.
	7.500% 11/20/13	CAD	6,060,000	5,809,556
Videotron Ltee
	6.375% 12/15/15		665,000	596,006
	6.875% 01/15/14		5,500,000	5,087,500
				28,742,751
Multimedia — 0.9%
CanWest MediaWorks LP
	9.250% 08/01/15(b)(e)		2,310,000	231,000
CW Media Holdings, Inc.
	13.500% 08/15/15(b)		1,015,000	792,969
Lamar Media Corp.
	6.625% 08/15/15		4,620,000	3,922,650
	7.250% 01/01/13		800,000	761,000
LBI Media, Inc.
	8.500% 08/01/17(b)		445,000	234,181
				5,941,800
Publishing-Newspapers — 0.4%
Morris Publishing Group LLC
	7.000% 08/01/13(e)		5,550,000	277,500
Sun Media Corp.
	7.625% 02/15/13		3,495,000	2,297,962
				2,575,462
Publishing-Periodicals — 0.0%
Ziff Davis Media, Inc.
	PIK,
	13.500% 07/15/11(h)		821,071	312,007
				312,007

3

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Media — (continued)
Television — 0.0%
ION Media Networks, Inc.
	PIK,
	10.070% 01/15/13(b)(c)(d)	1,254,550	12,546
			12,546
Media Total			37,584,566
Telecommunication Services — 10.1%
Cellular Telecommunications — 2.1%
Centennial Cellular Operating Co./Centennial Communications Corp.
	8.125% 02/01/14	1,535,000	1,569,538
	10.125% 06/15/13	2,800,000	2,887,500
iPCS, Inc.
	3.153% 05/01/13(d)	270,000	213,300
Millicom International Cellular SA
	10.000% 12/01/13	5,115,000	5,185,331
Rogers Wireless, Inc.
	8.000% 12/15/12	3,025,000	3,115,750
Sprint Nextel Corp.
	6.000% 12/01/16	1,985,000	1,622,737
			14,594,156
Media — 1.6%
Nielsen Finance LLC
	2.321% 08/09/13(d)(g)	5,073,607	4,556,383
	4.388% 08/04/13(d)	465,000	417,596
Quebecor Media, Inc.
	7.750% 03/15/16	6,885,000	6,239,531
Quebecor World, Inc.
	9.750% 01/15/15(b)(c)	1,885,000	169,650
			11,383,160
Satellite Telecommunications — 1.8%
Inmarsat Finance PLC
	10.375% 11/15/12	5,755,000	5,956,425
Intelsat Subsidiary Holding Co., Ltd.
	8.500% 01/15/13	5,785,000	5,553,600
	8.875% 01/15/15(b)	915,000	828,756
Loral Cyberstar, Inc.
	10.000% 07/15/15(h)(i)	1,164,000	—
			12,338,781

4

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — (continued)
Telecommunication Equipment — 1.4%
Lucent Technologies, Inc.
	6.450% 03/15/29	11,890,000	6,747,575
	6.500% 01/15/28	920,000	515,200
Nortel Networks Ltd.
	10.750% 07/15/16(c)	7,585,000	2,616,825
			9,879,600
Telecommunication Services — 0.4%
Colo.Com, Inc.
	13.875% 03/15/10(b)(c)(h)(i)	944,357	—
GCI, Inc.
	7.250% 02/15/14	3,225,000	2,942,813
PAETEC Holding Corp.
	9.500% 07/15/15	110,000	95,425
			3,038,238
Telephone-Integrated — 1.8%
Qwest Corp.
	6.950% 06/30/10(d)(g)	5,675,000	5,667,906
	7.125% 11/15/43	2,950,000	2,050,250
	7.250% 09/15/25	1,410,000	1,078,650
Virgin Media Finance PLC
	9.125% 08/15/16	1,115,000	1,073,188
	9.500% 08/15/16	2,580,000	2,541,300
			12,411,294
Wireless Equipment — 1.0%
American Tower Corp.
	7.250% 05/15/19(b)	1,405,000	1,359,337
CC Holdings GS V LLC/Crown Castle GS III Corp.
	7.750% 05/01/17(b)	5,845,000	5,698,875
			7,058,212
Telecommunication Services Total			70,703,441
COMMUNICATIONS TOTAL			116,521,382
CONSUMER CYCLICAL — 12.5%
Airlines — 0.0%
Delta Air Lines, Inc.
	2.875% 02/06/24(j)	1,555,000	10,885
	2.875% 02/18/49(j)	905,000	6,335
	8.000% 06/03/23(j)	2,885,000	20,195
	8.300% 12/15/29(j)	1,023,000	7,161
	9.250% 03/15/49(j)	715,000	5,005
	9.750% 05/15/49(i)	2,335,000	16,345

5

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Airlines — (continued)
	10.000% 08/15/49(j)	1,945,000	13,615
	10.375% 12/15/22(j)	2,990,000	20,930
	10.375% 02/01/49(j)	4,295,000	30,065
Northwest Airlines, Inc.
	7.625% 11/15/23(j)	2,552,500	13,018
	7.875% 03/15/13(j)	2,390,800	11,954
	8.700% 03/15/49(j)	260,000	1,300
	8.875% 06/01/49(j)	971,900	4,860
	9.875% 03/15/37(j)	4,278,500	21,392
	10.000% 02/01/49(j)	2,426,300	12,131
Airlines Total			195,191
Apparel — 0.4%
Textile-Apparel — 0.4%
Unifi, Inc.
	11.500% 05/15/14	4,349,000	2,870,340
			2,870,340
Apparel Total			2,870,340
Auto Manufacturers — 0.6%
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.
	1.000% 12/16/13	5,370,000	3,871,770
			3,871,770
Auto Manufacturers Total			3,871,770
Auto Parts & Equipment — 2.0%
Auto/Truck Parts & Equipment-Original — 0.9%
Collins & Aikman Products Co.
	12.875% 08/15/12(b)(c)(h)	6,910,000	691
Johnson Controls, Inc.
	5.250% 01/15/11	2,055,000	2,077,282
Lear Corp.
	8.750% 12/01/16(e)	1,595,000	418,688
Tenneco Automotive, Inc.
	8.125% 11/15/15	2,670,000	2,109,300
	8.625% 11/15/14	545,000	392,400

6

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Auto Parts & Equipment — (continued)
Auto/Truck Parts & Equipment-Original — (continued)
	10.250% 07/15/13	1,489,000	1,410,827
			6,409,188
Auto/Truck Parts & Equipment-Replacement — 0.2%
Allison Transmission
	PIK,
	11.250% 11/01/15(b)	1,525,000	1,067,500
			1,067,500
Rubber-Tires — 0.9%
Goodyear Tire & Rubber Co.
	5.010% 12/01/09(d)	2,740,000	2,712,600
	8.625% 12/01/11	1,980,000	1,950,300
	10.500% 05/15/16	1,815,000	1,833,150
			6,496,050
Auto Parts & Equipment Total			13,972,738
Distribution/Wholesale — 0.3%
ACE Hardware Corp.
	9.125% 06/01/16(b)	2,375,000	2,333,438
Distribution/Wholesale Total			2,333,438
Entertainment — 3.6%
Gambling (Non-Hotel) — 3.6%
Boyd Gaming Corp.
	7.750% 12/15/12	2,951,000	2,744,430
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	1,330,000	891,100
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	3,250,000	2,730,000
Global Cash Access LLC
	8.750% 03/15/12	1,115,000	1,031,375
Isle of Capri Casinos, Inc.
	7.000% 03/01/14	2,926,000	2,355,430
Jacobs Entertainment, Inc.
	9.750% 06/15/14	3,955,000	3,282,650
Mohegan Tribal Gaming Authority
	6.375% 07/15/09	2,565,000	2,500,875
MTR Gaming Group, Inc.
	9.000% 06/01/12	1,170,000	801,450
Penn National Gaming, Inc.
	6.750% 03/01/15	3,215,000	2,925,650
	6.875% 12/01/11	1,295,000	1,269,100

7

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	925,000	790,875
	8.250% 03/15/12	1,520,000	1,512,400
	8.750% 10/01/13	1,025,000	1,030,125
Seminole Hard Rock Entertainment, Inc.
	3.129% 03/15/14(b)(d)	2,045,000	1,411,050
			25,276,510
Motion Pictures & Services — 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15(h)	211,683	127,010
			127,010
Entertainment Total			25,403,520
Home Furnishings — 0.2%
Sealy Mattress Co.
	10.875% 04/15/16(b)	1,435,000	1,503,163
Home Furnishings Total			1,503,163

Housewares — 0.2%
Libbey Glass, Inc.
	8.260% 06/01/11(d)	1,630,000	1,010,600
Housewares Total			1,010,600
Leisure Time — 0.5%
Recreational Centers — 0.5%
Speedway Motorsports, Inc.
	8.750% 06/01/16(b)	1,780,000	1,802,250
Town Sports International, Inc.
	11.000% 02/01/14	3,325,000	1,704,062
Leisure Time Total			3,506,312
Lodging — 2.1%
Casino Hotels — 0.8%
FireKeepers Development Authority
	13.875% 05/01/15(b)	1,940,000	1,789,650
MGM Mirage
	13.000% 11/15/13(b)	2,760,000	3,022,200
Seneca Gaming Corp.
	7.250% 05/01/12	1,275,000	1,102,875
			5,914,725
Hotels & Motels — 1.3%
Gaylord Entertainment Co.
	6.750% 11/15/14	930,000	695,175

8

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Lodging — (continued)
Hotels & Motels — (continued)
Host Hotels & Resorts LP
	3.250% 04/15/24(b)	1,185,000	1,145,006
	6.375% 03/15/15	1,635,000	1,414,275
	6.750% 06/01/16	1,315,000	1,140,763
	6.875% 11/01/14	1,090,000	981,000
	7.000% 08/15/12	1,355,000	1,307,575
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	2,190,000	1,877,925
	7.875% 05/01/12	505,000	496,162
			9,057,881
Lodging Total			14,972,606
Retail — 2.6%
Retail-Automobiles — 0.8%
Asbury Automotive Group, Inc.
	7.625% 03/15/17	2,060,000	1,462,600
	8.000% 03/15/14	2,245,000	1,863,350
AutoNation, Inc.
	3.131% 04/15/13(d)	2,375,000	2,092,969
			5,418,919
Retail-Drug Stores — 0.6%
Rite Aid Corp.
	7.500% 03/01/17	2,670,000	2,089,275
	8.625% 03/01/15	2,665,000	1,772,225
			3,861,500
Retail-Miscellaneous/Diversified — 0.5%
Sally Holdings LLC
	9.250% 11/15/14	2,000,000	1,990,000
Susser Holdings LLC
	10.625% 12/15/13	1,805,000	1,809,513
			3,799,513
Retail-Propane Distributors — 0.2%
AmeriGas Partners LP
	7.125% 05/20/16	845,000	773,175
	7.250% 05/20/15	890,000	834,375
			1,607,550

9

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Retail — (continued)
Retail-Restaurants — 0.1%
Wendy’s International, Inc.
	6.250% 11/15/11	640,000	616,000
			616,000
Retail-Vitamins/Nutritional Supplements — 0.4%
NBTY, Inc.
	7.125% 10/01/15	2,635,000	2,463,725
			2,463,725
Retail Total			17,767,207
CONSUMER CYCLICAL TOTAL			87,406,885
CONSUMER NON-CYCLICAL — 13.3%
Agriculture — 0.4%
Tobacco — 0.4%
Reynolds American, Inc.
	7.625% 06/01/16	1,415,000	1,419,241
	7.750% 06/01/18	1,375,000	1,323,723
			2,742,964
Agriculture Total			2,742,964
Beverages — 0.7%
Beverages-Non-Alcoholic — 0.4%
Cott Beverages, Inc.
	8.000% 12/15/11	3,100,000	2,883,000
			2,883,000
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc.
	7.250% 05/15/17	1,875,000	1,734,375
	8.375% 12/15/14	355,000	355,888
			2,090,263
Beverages Total			4,973,263
Biotechnology — 0.2%
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc.
	8.000% 09/15/16(b)	1,440,000	1,425,600
			1,425,600
Biotechnology Total			1,425,600
Commercial Services — 2.0%
Commercial Services — 1.2%
KAR Holdings, Inc.
	8.750% 05/01/14	1,075,000	921,812
	10.000% 05/01/15	4,225,000	3,464,500

10

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Commercial Services — (continued)
Language Line Holdings, Inc.
	11.125% 06/15/12	3,895,000	3,875,525
			8,261,837
Commercial Services-Finance — 0.1%
Cardtronics, Inc.
	9.250% 08/15/13	680,000	608,600
			608,600
Printing-Commercial — 0.1%
Vertis, Inc.
	PIK,
	18.500% 10/01/12	1,908,328	422,218
			422,218
Schools — 0.6%
Knowledge Learning Corp., Inc.
	7.750% 02/01/15(b)	4,700,000	4,371,000
			4,371,000
Commercial Services Total			13,663,655
Food — 1.5%
Fisheries — 0.3%
ASG Consolidated LLC/ASG Finance, Inc.
	11.500% 11/01/11	2,590,000	2,369,850
			2,369,850
Food-Meat Products — 0.3%
Tyson Foods, Inc.
	10.500% 03/01/14(b)	1,865,000	2,023,525
			2,023,525
Food-Miscellaneous/Diversified — 0.1%
Del Monte Corp.
	8.625% 12/15/12	800,000	810,000
			810,000
Food-Retail — 0.8%
American Stores Co.
	7.900% 05/01/17	2,425,000	2,291,625
	8.000% 06/01/26	555,000	484,237
Pinnacle Foods Term B Loan
	3.066% 02/02/14(d)(g)	1,611,777	1,431,124
Stater Brothers Holdings
	7.750% 04/15/15	755,000	724,800
	8.125% 06/15/12	385,000	379,225
			5,311,011
Food Total			10,514,386

11

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Healthcare Products — 3.3%
Medical Products — 3.3%
Biomet, Inc.
	10.000% 10/15/17	1,855,000	1,887,463
	11.625% 10/15/17	1,990,000	1,950,200
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	4,700,000	4,112,500
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	3,560,000	3,675,700
Invacare Corp.
	9.750% 02/15/15	2,110,000	2,131,100
Phibro Animal Health Corp.
	10.000% 08/01/13(b)	3,285,000	2,890,800
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	11.750% 11/15/14	2,760,000	2,001,000
Universal Hospital Services, Inc.
	4.635% 06/01/15(d)	1,240,000	998,200
	PIK,
	8.500% 06/01/15	1,820,000	1,715,350
VWR Funding, Inc.
	PIK,
	10.250% 07/15/15	2,510,000	1,982,900
			23,345,213
Healthcare Products Total			23,345,213
Healthcare Services — 4.2%
Medical Products — 1.0%
Rural/Metro Corp.
	9.875% 03/15/15	2,410,000	2,123,812
Talecris Biotherapeutics
	4.420% 12/06/13(d)(g)	1,624,075	1,465,728
	4.420% 12/06/13	4,175	3,768
	7.420% 12/06/14(d)(g)	3,730,000	3,319,700
			6,913,008
Medical-Hospitals — 2.2%
Community Health Systems, Inc.
	2.560% 07/25/14(d)(g)	912,490	819,790
	2.560% 07/14/25(d)(g)	290,824	261,279
	2.560% 12/29/99	150,000	134,761
	2.924% 07/25/14(d)(g)	6,348,881	5,703,892
	8.875% 07/15/15	3,985,000	3,905,300

12

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Healthcare Services — (continued)
Medical-Hospitals — (continued)
HCA, Inc.
	6.300% 10/01/12	4,305,000	3,949,837
	6.750% 07/15/13	360,000	316,800
Vanguard Health Holding Co. LLC
	9.000% 10/01/14	455,000	435,663
			15,527,322
Medical-Nursing Homes — 0.2%
Skilled Healthcare Group, Inc.
	11.000% 01/15/14	1,329,000	1,362,225
			1,362,225
MRI/Medical Diagnostic Imaging — 0.8%
Alliance Imaging, Inc.
	7.250% 12/15/12	5,875,000	5,698,750
			5,698,750
Physical Therapy/Rehab Centers — 0.0%
Psychiatric Solutions, Inc.
	7.750% 07/15/15	170,000	155,550
			155,550
Healthcare Services Total			29,656,855
Household Products/Wares — 0.2%
Consumer Products-Miscellaneous — 0.2%
Jarden Corp.
	7.500% 05/01/17	1,225,000	1,071,875
			1,071,875
Household Products/Wares Total			1,071,875
Pharmaceuticals — 0.8%
Medical-Drugs — 0.8%
Angiotech Pharmaceuticals, Inc.
	4.418% 12/01/13(d)	2,137,000	1,613,435
Catalent Pharma Solutions, Inc.
	10.250% 04/15/15	3,895,000	2,030,269
Valeant Pharmaceuticals International
	8.375% 06/15/16(b)	945,000	937,912
Warner Chilcott Corp.
	8.750% 02/01/15	685,000	681,575
			5,263,191
Pharmaceuticals Total			5,263,191
CONSUMER NON-CYCLICAL TOTAL			92,657,002

13

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
DIVERSIFIED — 2.0%
Holding Companies — 2.0%
Diversified Operations — 2.0%
AMR Real Estate Partners LP
	7.125% 02/15/13	4,985,000	4,498,962
	8.125% 06/01/12	7,620,000	7,010,400
Leucadia National Corp.
	7.125% 03/15/17	2,730,000	2,218,125
			13,727,487
Holding Companies Total			13,727,487
DIVERSIFIED TOTAL			13,727,487
ENERGY — 14.2%
Coal — 0.3%
Peabody Energy Corp.
	6.875% 03/15/13	520,000	514,800
	7.875% 11/01/26	1,855,000	1,599,937
Coal Total			2,114,737
Energy-Alternate Sources — 0.0%
Salton Sea Funding
	8.300% 05/30/11	2,034	2,029
Energy-Alternate Sources Total			2,029
Oil & Gas — 8.5%
Oil & Gas Drilling — 0.9%
Parker Drilling Co.
	9.625% 10/01/13	5,885,000	5,443,625
Pride International, Inc.
	7.375% 07/15/14	930,000	923,025
			6,366,650
Oil Companies-Exploration & Production — 7.3%
Berry Petroleum Co.
	10.250% 06/01/14	1,340,000	1,353,400
Chaparral Energy, Inc.
	8.500% 12/01/15	5,825,000	3,611,500
	8.875% 02/01/17	955,000	592,100
Chesapeake Energy Corp.
	6.500% 08/15/17	2,000,000	1,680,000
	6.875% 11/15/20	1,885,000	1,517,425

14

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
	7.500% 09/15/13	1,040,000	995,800
Denbury Resources, Inc.
	9.750% 03/01/16	1,625,000	1,669,688
Forest Oil Corp.
	7.250% 06/15/19	2,000,000	1,790,000
	8.000% 12/15/11	475,000	472,625
Hilcorp Energy LP/Hilcorp Finance Co.
	7.750% 11/01/15(b)	2,570,000	2,171,650
	9.000% 06/01/16(b)	1,110,000	965,700
Kerr-McGee Corp.
	6.950% 07/01/24	1,610,000	1,493,879
Linn Energy LLC
	9.875% 07/01/18	2,390,000	2,109,175
	11.750% 05/15/17(b)	2,005,000	1,949,862
Mariner Energy, Inc.
	7.500% 04/15/13	2,470,000	2,247,700
	8.000% 05/15/17	190,000	157,700
Newfield Exploration Co.
	6.625% 04/15/16	2,000,000	1,805,000
	7.125% 05/15/18	2,930,000	2,662,637
PetroHawk Energy Corp.
	7.875% 06/01/15	2,090,000	1,933,250
	10.500% 08/01/14(b)	1,000,000	1,022,500
Petroquest Energy, Inc.
	10.375% 05/15/12	3,575,000	3,092,375
Plains Exploration & Production Co.
	7.000% 03/15/17	1,175,000	1,028,125
	7.625% 06/01/18	930,000	834,675
	10.000% 03/01/16	2,520,000	2,589,300
SandRidge Energy, Inc.
	8.000% 06/01/18(b)	1,530,000	1,308,150
Stone Energy Corp.
	6.750% 12/15/14	2,397,000	1,510,110
	8.250% 12/15/11	1,100,000	902,000
Venoco, Inc.
	8.750% 12/15/11	1,440,000	1,306,800
W&T Offshore, Inc.
	8.250% 06/15/14(b)	1,860,000	1,432,200

15

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
Whiting Petroleum Corp.
	7.000% 02/01/14	5,620,000	5,212,550
			51,417,876
Oil Refining & Marketing — 0.3%
Frontier Oil Corp.
	8.500% 09/15/16	1,900,000	1,914,250
			1,914,250
Oil & Gas Total			59,698,776
Oil & Gas Services — 0.6%
Oil Field Machinery & Equipment — 0.3%
Complete Production Services, Inc.
	8.000% 12/15/16	2,650,000	2,265,750
			2,265,750
Oil-Field Services — 0.3%
Allis-Chalmers Energy, Inc.
	8.500% 03/01/17	304,000	203,680
	9.000% 01/15/14	2,226,000	1,580,460
			1,784,140
Oil & Gas Services Total			4,049,890
Pipelines — 4.6%
ANR Pipeline Co.
	7.375% 02/15/24	1,205,000	1,278,413
	9.625% 11/01/21	5,980,000	8,458,507
Copano Energy LLC / Copano Energy Finance Corp.
	7.750% 06/01/18	6,145,000	5,545,862
El Paso Natural Gas Co.
	7.625% 08/01/10	5,240,000	5,215,613
	8.375% 06/15/32	1,860,000	2,023,182
	8.625% 01/15/22	1,235,000	1,333,894
MarkWest Energy Partners LP
	6.875% 11/01/14	1,065,000	889,275
	8.500% 07/15/16	5,100,000	4,386,000
	8.750% 04/15/18	2,535,000	2,192,775

16

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Pipelines — (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	1,198,000	1,156,070
Pipelines Total			32,479,591
Retail — 0.2%
Energy-Alternate Sources — 0.2%
MXEnergy Holdings, Inc.
	9.134% 08/01/11(d)	2,830,000	1,132,000
			1,132,000
Retail Total			1,132,000
ENERGY TOTAL			99,477,023
FINANCIALS — 10.4%
Diversified Financial Services — 5.6%
Finance-Auto Loans — 4.0%
AmeriCredit Corp.
	8.500% 07/01/15	2,610,000	2,427,300
Daimler Chrysler 2nd Lien
	6.840% 08/03/13(d)(g)	6,415,000	5,271,757
Ford Motor Credit Co.
	5.700% 01/15/10	2,435,000	2,350,143
	5.879% 06/15/11(d)	2,350,000	2,038,625
	7.250% 10/25/11	3,680,000	3,182,972
	7.875% 06/15/10	1,230,000	1,168,334
	9.875% 08/10/11	1,860,000	1,720,598
	12.000% 05/15/15	1,320,000	1,234,407
GMAC LLC
	6.875% 09/15/11(b)	1,180,000	1,032,500
	7.750% 01/19/10(b)	1,735,000	1,691,625
	8.000% 11/01/31(b)	8,247,000	5,772,900
			27,891,161
Finance-Investment Banker/Broker — 0.2%
LaBranche & Co., Inc.
	11.000% 05/15/12	1,795,000	1,635,694
			1,635,694
Investment Management/Advisor Service — 0.7%
Janus Capital Group, Inc.
	6.500% 06/15/12	480,000	443,382

17

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Diversified Financial Services — (continued)
Investment Management/Advisor Service — (continued)
	6.950% 06/15/17	3,065,000	2,676,603
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	2,120,000	1,462,800
			4,582,785
Special Purpose Entity — 0.7%
Harley-Davidson Funding Corp.
	6.800% 06/15/18(b)	5,780,000	5,014,832
			5,014,832
Diversified Financial Services Total			39,124,472
Insurance — 3.4%
Insurance Brokers — 1.4%
HUB International Holdings, Inc.
	9.000% 12/15/14(b)	5,845,000	4,770,981
USI Holdings Corp.
	4.758% 11/15/14(b)(d)	1,365,000	887,250
	9.750% 05/15/15(b)	2,390,000	1,601,300
Willis North America, Inc.
	6.200% 03/28/17	2,965,000	2,625,751
			9,885,282
Multi-Line Insurance — 0.8%
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	875,000	791,875
	7.750% 07/15/37	3,590,000	2,396,325
	8.300% 04/15/26	185,000	136,900
Trinity Acquisition Ltd.
	12.875% 12/31/16(b)(h)	1,840,000	2,308,902
			5,634,002
Mutual Insurance — 0.0%
Lumbermens Mutual Casualty
	8.300% 12/01/37(b)(c)	180,000	1,575
	8.450% 12/01/97(b)(c)	4,600,000	40,250
	9.150% 07/01/26(b)(c)	9,865,000	86,319
			128,144

18

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Insurance — (continued)
Property/Casualty Insurance — 0.9%
Crum & Forster Holdings Corp.
7.750% 05/01/17	6,950,000	6,029,125
		6,029,125
Reinsurance — 0.3%
Allied World Assurance Co. Holdings Ltd.
7.500% 08/01/16	2,235,000	1,892,569
		1,892,569
Insurance Total		23,569,122
Real Estate Investment Trusts (REITs) — 1.4%
REITS-Health Care — 0.4%
Omega Healthcare Investors, Inc.
7.000% 04/01/14	2,920,000	2,664,500
		2,664,500
REITS-Office Property — 0.3%
LNR Property
3.820% 07/12/10(d)(g)	4,672,800	2,309,927
		2,309,927
REITS-Single Tenant — 0.7%
Trustreet Properties, Inc.
7.500% 04/01/15	4,605,000	4,728,755
		4,728,755
Real Estate Investment Trusts (REITs) Total		9,703,182
FINANCIALS TOTAL		72,396,776
INDUSTRIALS — 6.9%
Aerospace & Defense — 0.7%
Aerospace & Defense — 0.5%
DAE Aviation Holdings, Inc.
4.260% 07/31/14(d)(g)	777,532	594,812
4.790% 07/31/14(d)(g)	413,752	316,520
4.790% 07/31/14	1,168,417	893,839
11.250% 08/01/15(b)	2,565,000	1,487,700
		3,292,871
Aerospace/Defense-Equipment — 0.2%
BE Aerospace, Inc.
8.500% 07/01/18	1,620,000	1,526,850
		1,526,850
Aerospace & Defense Total		4,819,721

19

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Building Materials — 1.0%
Building & Construction Products-Miscellaneous — 0.2%
Building Materials Corp. of America
7.750% 08/01/14	1,750,000	1,557,500
		1,557,500
Building Products-Cement/Aggregation — 0.8%
Texas Industries, Inc.
7.250% 07/15/13(b)	5,730,000	5,185,650
7.250% 07/15/13	70,000	62,825
		5,248,475
Building Materials Total		6,805,975
Building Products — 0.1%
Chemical-Plastics — 0.1%
CPG International I, Inc.
10.500% 07/01/13	1,300,000	728,000
		728,000
Building Products Total		728,000
Electrical Components & Equipment — 0.1%
Wire & Cable Products — 0.1%
Belden, Inc.
7.000% 03/15/17	1,135,000	1,004,475
		1,004,475
Electrical Components & Equipment Total		1,004,475
Environmental Control — 0.7%
Pollution Control — 0.7%
Geo Sub Corp.
11.000% 05/15/12	6,165,000	4,577,512
		4,577,512
Environmental Control Total		4,577,512
Hand / Machine Tools — 0.2%
Machine Tools & Related Products — 0.2%
Thermadyne Holdings Corp.
9.500% 02/01/14	2,055,000	1,369,144
		1,369,144
Hand / Machine Tools Total		1,369,144

20

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Metal Fabricate/Hardware — 0.4%
Metal Processors & Fabrication — 0.1%
Neenah Foundary Co.
9.500% 01/01/17	3,770,000	829,400
		829,400
Steel Pipe & Tube — 0.3%
Mueller Water Products, Inc.
7.375% 06/01/17	3,075,000	2,267,813
		2,267,813
Metal Fabricate/Hardware Total		3,097,213
Miscellaneous Manufacturing — 1.3%
Diversified Manufacturing Operators — 1.3%
Actuant Corp.
6.875% 06/15/17	2,215,000	2,015,650
Polypore, Inc.
8.750% 05/15/12	2,565,000	2,273,231
RBS Global, Inc. & Rexnord Corp.
9.500% 08/01/14	3,140,000	2,684,700
Tyco Electronics Group SA
5.950% 01/15/14	1,225,000	1,143,995
6.000% 10/01/12	375,000	368,259
6.550% 10/01/17	825,000	749,039
		9,234,874
Miscellaneous Manufacturing Total		9,234,874
Packaging & Containers — 0.6%
Containers-Metal/Glass — 0.6%
Owens-Brockway Glass Container, Inc.
6.750% 12/01/14	4,120,000	3,934,600
		3,934,600
Packaging & Containers Total		3,934,600
Transportation — 1.8%
Automotive — 0.7%
BHM Technologies
8.500% 10/11/26(d)(g)(h)	1,767,555	287,228
12.250% 11/26/10(d)(g)(h)	271,538	264,410
Navistar
3.560% 01/19/12(d)(g)	3,754,667	3,231,360
3.569% 01/19/12(d)(g)	1,365,333	1,175,040
		4,958,038

21

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Transportation – (continued)
Transportation-Railroad — 0.5%
Kansas City Southern de Mexico SA de CV
7.375% 06/01/14	4,350,000	3,654,000
		3,654,000
Transportation-Shipping — 0.6%
CEVA Group PLC
10.000% 09/01/14(b)	475,000	323,000
Great Lakes Dredge & Dock Corp.
7.750% 12/15/13	2,945,000	2,525,337
Greenbrier Companies, Inc.
8.375% 05/15/15	2,130,000	1,192,800
		4,041,137
Transportation Total		12,653,175
INDUSTRIALS TOTAL		48,224,689
TECHNOLOGY — 2.3%
Semiconductors — 0.6%
Electronic Components-Miscellaneous — 0.6%
NXP BV/NXP Funding LLC
7.875% 10/15/14	9,310,000	4,236,050
		4,236,050
Semiconductors Total		4,236,050
Software — 1.7%
Application Software — 1.6%
SS&C Technologies, Inc.
11.750% 12/01/13	4,495,000	4,405,100
Sungard Data Systems, Inc.
4.875% 01/15/14	3,585,000	3,172,725
10.625% 05/15/15(b)	3,700,000	3,626,000
		11,203,825
Transactional Software — 0.1%
Open Solutions, Inc.
9.750% 02/01/15(b)	2,270,000	930,700
		930,700
Software Total		12,134,525
TECHNOLOGY TOTAL		16,370,575
UTILITIES — 7.4%
Electric — 6.7%
Electric-Generation — 1.3%
Cedar Brakes LLC
8.500% 02/15/14(b)	1,512,649	1,465,772
9.875% 09/01/13(b)	2,350,269	2,389,542

22

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Electric — (continued)
Electric-Generation — (continued)
Intergen NV
	9.000% 06/30/17(b)	2,955,000	2,799,863
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.237% 07/02/17	135,277	129,866
	9.681% 07/02/26	2,490,000	2,353,050
			9,138,093
Electric-Integrated — 2.7%
Energy Future Holdings Corp.
	10.875% 11/01/17	4,610,000	3,365,300
Ipalco Enterprises, Inc.
	7.250% 04/01/16(b)	2,475,000	2,363,625
PNM Resources, Inc.
	9.250% 05/15/15	2,915,000	2,700,019
Public Service Co. of New Mexico
	7.950% 05/15/18	3,265,000	3,169,786
Texas Competitive Electric Holdings Co. LLC
	3.810% 10/10/14(d)(g)	6,434,076	4,585,992
	3.819% 10/10/14	19,711	14,050
	3.821% 10/10/14	3,305,607	2,356,485
Western Resources
	7.125% 08/01/09	375,000	374,853
			18,930,110
Independent Power Producer — 2.7%
AES Eastern Energy LP
	9.000% 01/02/17	3,998,261	3,718,383
	9.670% 01/02/29	1,175,000	1,016,375
Calpine Corp.
	4.335% 03/29/14(d)(g)	7,899,749	6,975,921
Reliant Energy, Inc.
	7.625% 06/15/14	1,130,000	1,033,950
	7.875% 06/15/17	6,700,000	5,996,500
			18,741,129
Electric Total			46,809,332

23

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Gas Utilities — 0.7%
Retail-Propane Distributors — 0.7%
Star Gas Partners LP/Star Gas Finance Co.
10.250% 02/15/13	4,915,000	4,816,700
		4,816,700
Gas Utilities Total		4,816,700
UTILITIES TOTAL		51,626,032

Total Corporate Fixed-Income Bonds & Notes (cost of $736,665,375)		642,785,189

	Shares
Preferred Stock — 0.8%
FINANCIALS — 0.8%
Real Estate Investment Trusts (REITs) — 0.8%
REITS-Diversified — 0.8%
Sovereign Real Estate Investment Corp., 12.00% (b)	7,527,000	5,532,345
		5,532,345
Real Estate Investment Trusts (REITs) Total		5,532,345
FINANCIALS TOTAL		5,532,345

Total Preferred Stock (cost of $9,802,860)		5,532,345

	Par ($)
Convertible Bonds — 0.3%
COMMUNICATIONS — 0.0%
Internet — 0.0%
Web Portals/ISP — 0.0%
At Home Corp.
4.750% 12/15/06(e)(h)	3,896,787	390
Internet Total		390
COMMUNICATIONS TOTAL		390
CONSUMER CYCLICAL — 0.0%
Airlines — 0.0%
Delta Air Lines, Inc.
8.000% 06/03/49(j)	2,256,000	15,792
Airlines Total		15,792
CONSUMER CYCLICAL TOTAL		15,792

24

	Par ($)	Value ($)
Convertible Bonds — (continued)
CONSUMER DISCRETIONARY — 0.2%
Specialty Retail — 0.2%
United Auto Group, Inc.
3.500% 04/01/26	1,989,000	1,887,064
Specialty Retail Total		1,887,064
CONSUMER DISCRETIONARY TOTAL		1,887,064
FINANCIALS — 0.1%
Insurance — 0.1%
Life/Health Insurance — 0.1%
Conseco, Inc.
3.500% 09/30/35(b)(k) (0.000% 09/30/10)	695,000	357,925
		357,925
Insurance Total		357,925
FINANCIALS TOTAL		357,925

Total Convertible Bonds (cost of $2,034,559)		2,261,171

	Shares
Convertible Preferred Stock — 0.5%
TECHNOLOGY — 0.5%
Software — 0.5%
Quadramed Corp. 5.50% (b)	246,600	3,547,834
Software Total		3,547,834
TECHNOLOGY TOTAL		3,547,834

Total Convertible Preferred Stock (cost of $5,957,100)		3,547,834
Common Stocks — 0.2%
COMMUNICATIONS — 0.0%
Media — 0.0%
Haights Cross Communications (h)(i)	275,078	—
Verits Holdings, Inc. (h)	1,908	19

25

		Shares	Value ($)
Common Stocks — (continued)
COMMUNICATIONS — (CONTINUED)
Media — (continued)
	Ziff Davis Media, Inc. (h)	12,260	122
	Media Total		141
	COMMUNICATIONS TOTAL		141
	FINANCIALS — 0.0%
	Diversified Financial Services — 0.0%
	Adelphia Recovery Trust (h)(l)	1,410,902	14,109
	Diversified Financial Services Total		14,109
	FINANCIALS TOTAL		14,109
	INFORMATION TECHNOLOGY — 0.0%
	Communications Equipment — 0.0%
	Loral Space & Communications, Inc. (l)	49	1,262
	Communications Equipment Total		1,262
	INFORMATION TECHNOLOGY TOTAL		1,262
	TECHNOLOGY — 0.1%
	Software — 0.1%
	Quadramed Corp. (l)	84,873	591,565
	Software Total		591,565
	TECHNOLOGY TOTAL		591,565
	TRANSPORTATION — 0.0%
	Automotive — 0.0%
	BHM Technologies (h)	116,497	1,165
	Automotive Total		1,165
	TRANSPORTATION TOTAL		1,165
	UTILITIES — 0.1%
	Gas Utilities — 0.1%
	Star Gas Partners LP	217,500	776,475
	Gas Utilities Total		776,475
	UTILITIES TOTAL		776,475

	Total Common Stocks (cost of $3,902,552)		1,384,717

		Units
	Warrants — 0.0%
	COMMUNICATIONS — 0.0%
	Media — 0.0%
	Multimedia — 0.0%
Haights Cross Communications	Expires 12/10/11(h)(i)(l)	1,366	—
			—
	Media Total		—

26

		Units	Value ($)
Warrants — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — 0.0%
Colo.Com, Inc.	Expires 03/15/10(b)(h)(i)(l)	1,145	—
	Telecommunication Services Total		—
	COMMUNICATIONS TOTAL		—

	Total Warrants (cost of $23,848)		—

		Par ($)
Short-Term Obligation — 4.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09, at 0.030%, collateralized by a U.S. Government Agency obligation maturing 04/15/11, market value $28,663,631 (repurchase proceeds $28,097,023)	28,097,000	28,097,000

	Total Short-Term Obligation (cost of $28,097,000)		28,097,000

	Total Investments — 97.9% (cost of $786,483,294)(m)(n)		683,608,256

	Other Assets & Liabilities, Net — 2.1%		14,872,444

	Net Assets — 100.0%		698,480,700

27

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

28

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
BASIC MATERIALS
Chemicals
Agricultural Chemicals	$—	$1,662,550	$—	$1,662,550
Chemicals-Diversified	—	9,972,100	—	9,972,100
Chemicals Total	—	11,634,650	—	11,634,650
Forest Products & Paper
Forestry	—	1,504,825	—	1,504,825
Paper & Related Products	—	21,830,027	—	21,830,027
Forest Products & Paper Total	—	23,334,852	—	23,334,852
Iron/Steel
Steel-Specialty	—	130,410	—	130,410
Iron/Steel Total	—	130,410	—	130,410
Metals & Mining
Metal-Diversified	—	9,277,426	—	9,277,426
Metals & Mining Total	—	9,277,426	—	9,277,426
BASIC MATERIALS Total	—	44,377,338	—	44,377,338
COMMUNICATIONS
Advertising
Advertising Agencies	—	4,979,625	—	4,979,625
Advertising Total	—	4,979,625	—	4,979,625
Internet
E-Commerce/Services	—	3,253,750	—	3,253,750
Internet Total	—	3,253,750	—	3,253,750
Media
Cable TV	—	28,742,751	—	28,742,751
Multimedia	—	5,941,800	—	5,941,800
Publishing-Newspapers	—	2,575,462	—	2,575,462
Publishing-Periodicals	—	—	312,007	312,007
Television	—	12,546	—	12,546
Media Total	—	37,272,559	312,007	37,584,566
Telecommunication Services
Cellular Telecommunications	—	14,594,156	—	14,594,156
Media	—	11,383,160	—	11,383,160
Satellite Telecommunications	—	12,338,781	—	12,338,781
Telecommunication Equipment	—	9,879,600	—	9,879,600
Telecommunication Services	—	3,038,238	—	3,038,238
Telephone-Integrated	—	12,411,294	—	12,411,294
Wireless Equipment	—	7,058,212	—	7,058,212
Telecommunication Services Total	—	70,703,441	—	70,703,441
COMMUNICATIONS TOTAL	—	116,209,375	312,007	116,521,382
CONSUMER CYCLICAL
Airlines Total	—	195,191	—	195,191

29

Apparel
Textile-Apparel	—	2,870,340	—	2,870,340
Apparel Total	—	2,870,340	—	2,870,340
Auto Manufacturers
Auto-Cars/Light Trucks	—	3,871,770	—	3,871,770
Auto Manufacturers Total	—	3,871,770	—	3,871,770
Auto Parts & Equipment
Auto/Truck Parts & Equipment-Original	—	6,408,497	691	6,409,188
Auto/Truck Parts & Equipment-Replacement	—	1,067,500	—	1,067,500
Rubber-Tires	—	6,496,050	—	6,496,050
Auto Parts & Equipment Total	—	13,972,047	691	13,972,738
Distribution/Wholesale
Distribution/Wholesale	—	2,333,438	—	2,333,438
Distribution/Wholesale Total	—	2,333,438	—	2,333,438
Entertainment
Gambling (Non-Hotel)	—	25,276,510	—	25,276,510
Motion Pictures & Services	—	—	127,010	127,010
Entertainment Total	—	25,276,510	127,010	25,403,520
Home Furnishings
Home Furnishings	—	1,503,163	—	1,503,163
Home Furnishings Total	—	1,503,163	—	1,503,163
Housewares
Housewares	—	1,010,600	—	1,010,600
Housewares Total	—	1,010,600	—	1,010,600
Leisure Time
Recreational Centers	—	3,506,312	—	3,506,312
Leisure Time Total	—	3,506,312	—	3,506,312
Lodging
Casino Hotels	—	5,914,725	—	5,914,725
Hotels & Motels	—	9,057,881	—	9,057,881
Lodging Total	—	14,972,606	—	14,972,606
Retail
Retail-Automobiles	—	5,418,919	—	5,418,919
Retail-Drug Stores	—	3,861,500	—	3,861,500
Retail-Miscellaneous/Diversified	—	3,799,513	—	3,799,513
Retail-Propane Distributors	—	1,607,550	—	1,607,550
Retail-Restaurants	—	616,000	—	616,000
Retail-Vitamins/Nutritional Supplements	—	2,463,725	—	2,463,725
Retail Total	—	17,767,207	—	17,767,207
CONSUMER CYCLICAL Total	—	87,279,184	127,701	87,406,885
CONSUMER NON-CYCLICAL
Agriculture
Tobacco	—	2,742,964	—	2,742,964
Agriculture Total	—	2,742,964	—	2,742,964
Beverages
Beverages-Non-Alcoholic	—	2,883,000	—	2,883,000
Beverages-Wine/Spirits	—	2,090,263	—	2,090,263
Beverages Total	—	4,973,263	—	4,973,263
Biotechnology
Medical-Biomedical/Gene	—	1,425,600	—	1,425,600
Biotechnology Total	—	1,425,600	—	1,425,600
Commercial Services
Commercial Services	—	8,261,837	—	8,261,837
Commercial Services-Finance	—	608,600	—	608,600
Printing-Commercial	—	422,218	—	422,218
Schools	—	4,371,000	—	4,371,000
Commercial Services Total	—	13,663,655	—	13,663,655
Food
Fisheries	—	2,369,850	—	2,369,850
Food-Meat Products	—	2,023,525	—	2,023,525
Food-Miscellaneous/Diversified	—	810,000	—	810,000
Food-Retail	—	5,311,011	—	5,311,011
Food Total	—	10,514,386	—	10,514,386
Healthcare Products
Medical Products	—	23,345,213	—	23,345,213
Healthcare Products Total	—	23,345,213	—	23,345,213
Healthcare Services
Medical Products	—	6,913,008	—	6,913,008
Medical-Hospitals	—	15,527,322	—	15,527,322
Medical-Nursing Homes	—	1,362,225	—	1,362,225
MRI/Medical Diagnostic Imaging	—	5,698,750	—	5,698,750
Physical Therapy/Rehab Centers	—	155,550	—	155,550
Healthcare Services Total	—	29,656,855	—	29,656,855

30

Household Products/Wares
Consumer Products-Miscellaneous	—	1,071,875	—	1,071,875
Household Products/Wares Total	—	1,071,875	—	1,071,875
Pharmaceuticals
Medical-Drugs	—	5,263,191	—	5,263,191
Pharmaceuticals Total	—	5,263,191	—	5,263,191
CONSUMER NON-CYCLICAL TOTAL	—	92,657,002	—	92,657,002
DIVERSIFIED
Holding Companies
Diversified Operations	—	13,727,487	—	13,727,487
Total Holding Companies	—	13,727,487	—	13,727,487
DIVERSIFIED TOTAL	—	13,727,487	—	13,727,487
ENERGY
Coal Total	—	2,114,737	—	2,114,737
Energy-Alternate Sources	—	2,029	—	2,029
Oil & Gas
Oil & Gas Drilling	—	6,366,650	—	6,366,650
Oil Companies-Exploration & Production	—	51,417,876	—	51,417,876
Oil Refining & Marketing	—	1,914,250	—	1,914,250
Oil & Gas Total	—	59,698,776	—	59,698,776
Oil & Gas Services
Oil Field Machinery & Equipment	—	2,265,750	—	2,265,750
Oil-Field Services	—	1,784,140	—	1,784,140
Oil & Gas Services Total	—	4,049,890	—	4,049,890
Pipelines Total	—	32,479,591	—	32,479,591
Retail
Energy-Alternate Sources	—	1,132,000	—	1,132,000
Retail Total	—	1,132,000	—	1,132,000
ENERGY TOTAL	—	99,477,023	—	99,477,023
FINANCIALS
Diversified Financial Services
Finance-Auto Loans	—	27,891,161	—	27,891,161
Finance-Investment Banker/Broker	—	1,635,694	—	1,635,694
Investment Management/Advisor Service	—	4,582,785	—	4,582,785
Special Purpose Entity	—	5,014,832	—	5,014,832
Diversified Financial Services Total	—	39,124,472	—	39,124,472
Insurance
Insurance Brokers	—	9,885,282	—	9,885,282
Multi-Line Insurance	—	5,634,002	—	5,634,002
Mutual Insurance	—	128,144	—	128,144
Property/Casualty Insurance	—	6,029,125	—	6,029,125
Reinsurance	—	1,892,569	—	1,892,569
Insurance Total	—	23,569,122	—	23,569,122
Real Estate Investment Trusts (REITs)
REITS-Health Care	—	2,664,500	—	2,664,500
REITS-Office Property	—	2,309,927	—	2,309,927
REITS-Single Tenant	—	4,728,755	—	4,728,755
Real Estate Investment Trusts (REITs) Total	—	9,703,182	—	9,703,182
FINANCIALS Total	—	72,396,776	—	72,396,776
INDUSTRIALS
Aerospace & Defense
Aerospace/Defense	—	3,292,871	—	3,292,871
Aerospace/Defense-Equipment	—	1,526,850	—	1,526,850
Aerospace & Defense Total	—	4,819,721	—	4,819,721
Building Materials
Building & Construction Products-Miscellaneous	—	1,557,500	—	1,557,500
Building Products-Cement/Aggregation	—	5,248,475	—	5,248,475
Building Materials Total	—	6,805,975	—	6,805,975
Building Products
Chemical-Plastics	—	728,000	—	728,000
Building Products Total	—	728,000	—	728,000
Electrical Components & Equipment
Wire & Cable Products	—	1,004,475	—	1,004,475
Electrical Components & Equipment Total	—	1,004,475	—	1,004,475
Environmental Control
Pollution Control	—	4,577,512	—	4,577,512
Environmental Control Total	—	4,577,512	—	4,577,512
Hand / Machine Tools
Machine Tools & Related Products	—	1,369,144	—	1,369,144
Hand / Machine Tools Total	—	1,369,144	—	1,369,144
Metal Fabricate/Hardware
Metal Processors & Fabrication	—	829,400	—	829,400
Steel Pipe & Tube	—	2,267,813	—	2,267,813
Metal Fabricate/Hardware Total	—	3,097,213	—	3,097,213

31

Miscellaneous Manufacturing
Diversified Manufacturing Operators	—	9,234,874	—	9,234,874
Miscellaneous Manufacturing Total	—	9,234,874	—	9,234,874
Packaging & Containers
Containers-Metal/Glass	—	3,934,600	—	3,934,600
Packaging & Containers Total	—	3,934,600	—	3,934,600
Transportation
Automotive	—	4,406,400	551,638	4,958,038
Transportation-Railroad	—	3,654,000	—	3,654,000
Transportation-Shipping	—	4,041,137	—	4,041,137
Transportation Total	—	12,101,537	551,638	12,653,175
INDUSTRIALS Total	—	47,673,051	551,638	48,224,689
TECHNOLOGY
Semiconductors
Electronic Components-Miscellaneous	—	4,236,050	—	4,236,050
Semiconductors Total	—	4,236,050	—	4,236,050
Software
Application Software	—	11,203,825	—	11,203,825
Transactional Software	—	930,700	—	930,700
Software Total	—	12,134,525	—	12,134,525
TECHNOLOGY TOTAL	—	16,370,575	—	16,370,575
UTILITIES
Electric
Electric-Generation	—	9,138,093	—	9,138,093
Electric-Integrated	—	18,930,110	—	18,930,110
Independent Power Producer	—	18,741,129	—	18,741,129
Electric Total	—	46,809,332	—	46,809,332
Gas Utilities
Retail-Propane Distributors	—	4,816,700	—	4,816,700
Gas Utilities Total	—	4,816,700	—	4,816,700
UTILITIES Total	—	51,626,032	—	51,626,032
Total Corporate Fixed-Income Bonds & Notes	—	641,793,843	991,346	642,785,189
Preferred Stock
FINANCIALS
Real Estate Investment Trusts (REITs)
REITS-Diversified	—	5,532,345	—	5,532,345
Real Estate Investment Trusts (REITs) Total	—	5,532,345	—	5,532,345
FINANCIALS Total	—	5,532,345	—	5,532,345
Total Preferred Stock	—	5,532,345	—	5,532,345
Convertible Bonds
COMMUNICATIONS
Internet
Web Portals/ISP	—	—	390	390
Internet Total	—	—	390	390
COMMUNICATIONS TOTAL	—	—	390	390
CONSUMER CYCLICAL
Airlines	—	15,792	—	15,792
CONSUMER CYCLICAL Total	—	15,792	—	15,792
CONSUMER DISCRETIONARY
Specialty Retail	—	1,887,064	—	1,887,064
CONSUMER DISCRETIONARY Total	—	1,887,064	—	1,887,064
FINANCIALS
Insurance
Life/Health Insurance	—	357,925	—	357,925
Insurance Total	—	357,925	—	357,925
FINANCIALS Total	—	357,925	—	357,925
Total Convertible Bonds	—	2,260,781	390	2,261,171
Convertible Preferred Stock
TECHNOLOGY
Software	—	3,547,834	—	3,547,834
TECHNOLOGY TOTAL	—	3,547,834	—	3,547,834
Total Convertible Preferred Stock	—	3,547,834	—	3,547,834
Common Stocks
COMMUNICATIONS
Media	—	—	141	141
COMMUNICATIONS TOTAL	—	—	141	141
FINANCIALS
Diversified Financial Services	—	—	14,109	14,109
FINANCIALS Total	—	—	14,109	14,109
INFORMATION TECHNOLOGY
Communications Equipment	1,262	—	—	1,262
INFORMATION TECHNOLOGY TOTAL	1,262	—	—	1,262

32

TECHNOLOGY
Software	591,565	—	—	591,565
TECHNOLOGY TOTAL	591,565	—	—	591,565
TRANSPORTATION
Automotive	—	—	1,165	1,165
TRANSPORTATION TOTAL	—	—	1,165	1,165
UTILITIES
Gas Utilities	776,475	—	—	776,475
UTILITIES Total	776,475	—	—	776,475
Total Common Stocks	1,369,302	—	15,415	1,384,717
Warrants
COMMUNICATIONS
Media
Multimedia	—	—	—	—
Media Total	—	—	—	—
Telecommunication Services	—	—	—	—
COMMUNICATIONS TOTAL	—	—	—	—
Total Warrants	—	—	—	—
Short-Term Obligation
Repurchase Agreement	—	28,097,000	—	28,097,000
Total Short-Term Obligations	—	28,097,000	—	28,097,000
Total Investments	$1,369,302	$681,231,803	$1,007,151	$683,608,256

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three months ended June 30, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2009
Common Stocks
COMMUNICATIONS
Media
	$19	$—	$—	$—	$—	$—	$—	$—	$19	$—
	123	—	—	—	—	—	—	—	123	—
Multimedia
	—	—	—	—	—	—	—	—	—	—
FINANCIALS
Diversified Financial Services
	14,109	—	—	—	—	—	—	—	14,109	—
TRANSPORTATION
Automotive
Medical Products
	1,151	—	—	—	—	—	—	—	1,151	—
	14	—	—	—	—	—	—	—	14	—
Convertible Bonds
COMMUNICATIONS
Internet
Web Portals/ISP
	390	—	—	—	—	—	—	—	390	—
Corporate Fixed-Income Bonds & Notes
COMMUNICATIONS
Media
Publishing-Periodicals
	157,899	—	(40,060)	35,226	—	(153,065)	—	—	—	35,226
	453,917	—	—	(158,000)	16,090	—	—	—	312,007	(158,000)
Telecommunication Services
Satellite Telecommunications
	—	—	—	—	—	—	—	—	—	—
Telecommunication Services
	—	—	—	—	—	—	—	—	—	—
CONSUMER CYCLICAL
Auto Parts & Equipment
Auto/Truck Parts & Equipment-Original
	690	—	—	—	—	—	—	—	690	—
Entertainment
Motion Pictures & Services
	127,010	2,605	—	(2,605)	—	—	—	—	127,010	(2,605)
INDUSTRIALS
Transportation
Automotive
	220,395	(23,228)	269	17,580	72,212	—	—	—	287,228	17,580
	480,250	—	—	77,622	34,732	(328,194)	—	—	264,410	77,622
Warrants
COMMUNICATIONS
Media
Multimedia
	—	—	—	—	—	—	—	—	—	—
Telecommunication Services
Telecommunication Services
	—	—	—	—	—	—	—	—	—	—

	$1,455,967	$(20,623)	$(39,791)	$(30,177)	$123,034	$(481,259)	$—	$—	$1,007,151	$(30,177)

33

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

	The change in unrealized losses attributable to securities owned at June 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $30,177.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, except for the following, amounted to $125,003,018, which represents 17.9% of net assets.

		Acquisition
	Security	Date	Shares/Par	Cost	Value
	Colo.Com, Inc.13.875% 03/15/10	01/12/04	945,502	$171,420	$—
	Quadramed Corp., 5.50% Convertible Preferred Stock	06/21/05	246,600	5,957,100	3,547,834
	Sovereign Real Estate Investment Corp., 12.00% Preferred Stock	08/21/00-10/17/06	7,527,000	9,802,860	5,532,345
	Trinity Acquisition Ltd., 12.875% 12/31/16	03/06/09	1,840,000	1,840,000	2,308,902
					$11,389,081

(c)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2009, the value of these securities amounted to $4,344,206, which represents 0.6% of net assets.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(e)	The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2009, the value of these securities amounted to $1,811,577, which represents 0.3% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain covenants.  Income is being accrued.  At June 30, 2009, the value of this security amounted to $5,033,875, which represents 0.7% of net assets.

(g)	Loan participation agreement.

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $3,316,053 which represents 0.5% of net assets.

(i)	Security has no value.

(j)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(k)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(l)	Non-income producing security.

(m)	Cost for federal income tax purposes is $786,483,294.

(n)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$29,819,802	$(132,694,840)	$(102,875,038)

Acronym	Name
CAD	Canadian Dollar
PIK	Payment-In-Kind

34

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia LifeGoal Balanced Growth Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.1%
Columbia Acorn International, Class Z	553,938	15,249,901
Columbia Acorn USA, Class Z	717,999	12,715,769
Columbia Cash Reserves, Capital Class Shares	2	2
Columbia Contrarian Core Fund, Class Z	1,798,650	18,364,213
Columbia Convertible Securities Fund, Class Z	942,646	10,548,211
Columbia Disciplined Value Fund, Class Z	1,473,131	12,168,063
Columbia Emerging Markets Fund, Class Z	2,973,470	25,155,558
Columbia High Income Fund, Class Z	4,800,635	33,172,386
Columbia Income Fund, Class Z	4,910,654	41,986,094
Columbia International Value Fund, Class Z	2,749,910	34,043,890
Columbia Large Cap Core Fund, Class Z	1,900,034	18,525,327
Columbia Large Cap Growth Fund, Class Z	734,375	12,300,785
Columbia Large Cap Value Fund, Class Z	1,433,163	12,224,877
Columbia Marsico Focused Equities Fund, Class Z	755,240	12,000,764
Columbia Marsico International Opportunities Fund, Class Z	1,594,834	14,417,295
Columbia Mid Cap Growth Fund, Class Z	1,383,442	22,342,590
Columbia Mid Cap Value Fund, Class Z	2,551,534	22,249,373
Columbia Select Large Cap Growth Fund, Class Z	1,463,193	12,334,717
Columbia Small Cap Growth Fund I, Class Z	326,859	6,344,332
Columbia Small Cap Growth Fund II, Class Z	793,554	6,419,849
Columbia Small Cap Value Fund II, Class Z	2,491,302	21,848,714
Columbia Total Return Bond Fund, Class Z	13,641,050	125,088,424
Columbia Value and Restructuring Fund, Class Z	363,188	12,025,140

Total Investment Companies (cost of $554,968,269)		501,526,274

Total Investments — 100.1% (cost of $554,968,269)(b)(c)		501,526,274

Other Assets & Liabilities, Net — (0.1)%		(707,671)

Net Assets — 100.0%		500,818,603

1

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  June 30, 2009, in valuing the Portfolio’s  assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$501,526,274	$—	$—	$501,526,274

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $554,968,269.

(c)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$27,099,548	$(80,541,543)	$(53,441,995)

2

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia LifeGoal Growth Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.1%
Columbia Acorn International, Class Z	374,224	10,302,374
Columbia Acorn USA, Class Z	663,321	11,747,413
Columbia Contrarian Core Fund, Class Z	2,138,053	21,829,519
Columbia Convertible Securities Fund, Class Z	662,113	7,409,039
Columbia Disciplined Value Fund, Class Z	1,755,294	14,498,725
Columbia Emerging Markets Fund, Class Z	2,678,723	22,661,994
Columbia International Value Fund, Class Z	1,878,262	23,252,889
Columbia Large Cap Core Fund, Class Z	2,254,284	21,979,269
Columbia Large Cap Growth Fund, Class Z	873,339	14,628,420
Columbia Large Cap Value Fund, Class Z	1,699,607	14,497,652
Columbia Marsico Focused Equities Fund, Class Z	900,111	14,302,761
Columbia Marsico International Opportunities Fund, Class Z	1,100,331	9,946,990
Columbia Mid Cap Growth Fund, Class Z	2,154,090	34,788,547
Columbia Mid Cap Value Fund, Class Z	3,975,554	34,666,832
Columbia Select Large Cap Growth Fund, Class Z	1,738,573	14,656,167
Columbia Small Cap Growth Fund I, Class Z	301,921	5,860,291
Columbia Small Cap Growth Fund II, Class Z	729,529	5,901,886
Columbia Small Cap Value Fund II, Class Z	2,409,869	21,134,549
Columbia Value and Restructuring Fund, Class Z	429,642	14,225,451

Total Investment Companies (cost of $395,753,276)		318,290,768

Total Investments — 100.1% (cost of $395,753,276)(b)(c)		318,290,768

Other Assets & Liabilities, Net — (0.1)%		(335,371)

Net Assets — 100.0%		317,955,397

1

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  June 30, 2009, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$318,290,768	$—	$—	$318,290,768

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $395,753,276.

(c)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$19,042,180	$(96,504,688)	$(77,462,508)

2

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia LifeGoal Income and Growth Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.1%
Columbia Acorn International, Class Z	48,642	1,339,106
Columbia Acorn USA, Class Z	117,196	2,075,533
Columbia Cash Reserves, Capital Class Shares	3,466,535	3,466,535
Columbia Contrarian Core Fund, Class Z	201,482	2,057,136
Columbia Convertible Securities Fund, Class Z	485,430	5,431,957
Columbia Disciplined Value Fund, Class Z	165,428	1,366,437
Columbia Emerging Markets Fund, Class Z	705,903	5,971,937
Columbia High Income Fund, Class Z	2,036,379	14,071,382
Columbia Income Fund, Class Z	1,091,771	9,334,640
Columbia International Value Fund, Class Z	287,242	3,556,059
Columbia Large Cap Core Fund, Class Z	213,424	2,080,886
Columbia Large Cap Growth Fund, Class Z	82,651	1,384,410
Columbia Large Cap Value Fund, Class Z	160,662	1,370,444
Columbia Marsico Focused Equities Fund, Class Z	84,840	1,348,114
Columbia Marsico International Opportunities Fund, Class Z	137,525	1,243,229
Columbia Mid Cap Growth Fund, Class Z	157,576	2,544,857
Columbia Mid Cap Value Fund, Class Z	292,361	2,549,391
Columbia Select Large Cap Growth Fund, Class Z	164,177	1,384,011
Columbia Short Term Bond Fund, Class Z	3,742,993	36,232,173
Columbia Small Cap Growth Fund I, Class Z	53,380	1,036,109
Columbia Small Cap Growth Fund II, Class Z	131,301	1,062,224
Columbia Small Cap Value Fund II, Class Z	344,122	3,017,950
Columbia Total Return Bond Fund, Class Z	3,040,643	27,882,693
Columbia Value and Restructuring Fund, Class Z	40,552	1,342,671

Total Investment Companies (cost of $139,004,313)		133,149,884

Total Investments — 100.1% (cost of $139,004,313)(b)(c)		133,149,884

Other Assets & Liabilities, Net — (0.1)%		(124,242)

Net Assets — 100.0%		133,025,642

1

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  June 30, 2009, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$133,149,884	$—	$—	$133,149,884

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $139,004,313.

(c)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,471,582	$(10,326,011)	$(5,854,429)

2

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia LifeGoal Income Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.3%
	Columbia Cash Reserves, Capital Class Shares	1,557,124	1,557,124
	Columbia Convertible Securities Fund, Class Z	138,018	1,544,421
	Columbia Disciplined Value Fund, Class Z	31,024	256,259
	Columbia High Income Fund, Class Z	705,178	4,872,777
	Columbia Income Fund, Class Z	207,615	1,775,112
	Columbia Large Cap Value Fund, Class Z	30,311	258,552
	Columbia Mid Cap Value Fund, Class Z	45,895	400,204
	Columbia Short Term Bond Fund, Class Z	1,129,165	10,930,320
	Columbia Small Cap Value Fund II, Class Z	77,947	683,597
	Columbia Total Return Bond Fund, Class Z	577,457	5,295,277
	Columbia Value and Restructuring Fund, Class Z	7,657	253,524
	Mortgage- and Asset-Backed Portfolio	377,129	3,360,217

	Total Investment Companies (cost of $31,950,188)		31,187,384

	Total Investments — 100.3% (cost of $31,950,188)(b)(c)		31,187,384

	Other Assets & Liabilities, Net — (0.3)%		(102,219)

	Net Assets — 100.0%		31,085,165

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

1

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$31,187,384	$—	$—	$31,187,384

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $31,950,188.

(c)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$846,549	$(1,609,353)	$(762,804)

2

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Maryland Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 90.8%
EDUCATION — 6.4%
Education — 6.4%
MD Health & Higher Educational Facilities Authority
	College of Notre Dame,
	Series 1998,
	Insured: NPFGC
	4.600% 10/01/14	510,000	547,414
	Johns Hopkins University,
	Series 2008,
	5.000% 07/01/18	1,750,000	1,988,840
	Loyola College,
	Series 2006 A,
	5.125% 10/01/45	2,000,000	1,894,520
MD Industrial Development Financing Authority
	American Center for Physics,
	Series 2001,
	GTY AGMT: American Institute of Physics
	5.250% 12/15/15	1,000,000	1,078,950
MD University System of Maryland
	Series 2006,
	5.000% 10/01/15	3,545,000	4,056,047
MD Westminster Educational Facilities
	McDaniel College, Inc.,
	Series 2006,
	5.000% 11/01/17	500,000	514,185
Education Total			10,079,956
EDUCATION TOTAL			10,079,956
HEALTH CARE — 11.6%
Continuing Care Retirement — 3.6%
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A:
	5.000% 01/01/22	1,045,000	991,862
	5.000% 01/01/27	2,000,000	1,791,100
MD Health & Higher Educational Facilities Authority
	King Farm Presbyterian Community,
	Series 2007 A,
	5.250% 01/01/27	2,000,000	1,279,320
MD Howard County Retirement Authority
	Columbia Vantage House Corp.,
	Series 2007 A,
	5.250% 04/01/27	2,500,000	1,679,875
Continuing Care Retirement Total			5,742,157
Hospitals — 8.0%
MD Baltimore County
	Catholic Health Initiatives,
	Series 2006 A,
	5.000% 09/01/16	1,000,000	1,073,540

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
MD Health & Higher Educational Facilities Authority
	Carroll Hospital Center Foundation,
	Series 2006,
	4.500% 07/01/26	1,000,000	860,650
	Johns Hopkins Hospital:
	Series 1998,
	Insured: NPFGC
	5.000% 07/01/29	1,000,000	865,570
	Series 2008,
	5.000% 05/15/48	2,000,000	2,128,040
	Peninsula Regional Medical Center,
	Series 2006,
	5.000% 07/01/26	4,000,000	3,836,320
	University of Maryland Medical System,
	Series 2006 A,
	5.000% 07/01/31	1,000,000	885,400
	Western Maryland Health System,
	Series 2006 A,
	Insured: NPFGC:
	5.000% 07/01/13	1,320,000	1,412,703
	5.000% 01/01/20	1,500,000	1,515,885
Hospitals Total			12,578,108
HEALTH CARE TOTAL			18,320,265
HOUSING — 8.8%
Multi-Family — 5.2%
MD Economic Development Corp.
	Salisbury State University Project,
	Series 1999 A:
	5.600% 06/01/10	195,000	196,252
	6.000% 06/01/19	815,000	751,332
	6.000% 06/01/30	1,850,000	1,505,808
	Series 1999 A,
	5.700% 06/01/12	1,000,000	1,002,570
	Towson University Project,
	Series 2007 A,
	5.250% 07/01/24	1,185,000	976,061
	University of Maryland - Baltimore Project,
	Series 2006,
	Insured: XLCA
	5.000% 07/01/20	600,000	463,782
	University of Maryland - College Park Project,
	Series 2006,
	Insured: CIFG:
	5.000% 06/01/17	1,000,000	920,440
	5.000% 06/01/19	1,000,000	895,580

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (CONTINUED)
Multi-Family — (continued)
MD Montgomery County Housing Opportunities Commission Housing Revenue
	Series 2000 A,
	6.100% 07/01/30	1,500,000	1,512,435
Multi-Family Total			8,224,260
Single-Family — 3.6%
MD Community Development Administration Department of Housing & Community Development
	Series 1998-3, AMT,
	4.700% 04/01/10	1,685,000	1,704,024
	Series 1999 D, AMT,
	5.375% 09/01/24	2,410,000	2,415,326
	Series 2003,
	Insured: FSA
	4.400% 07/01/21	1,500,000	1,508,475
MD Prince Georges County Housing Authority
	Series 2000 A, AMT,
	Guarantor: GNMA
	6.150% 08/01/19	5,000	5,062
Single-Family Total			5,632,887
HOUSING TOTAL			13,857,147
OTHER — 10.8%
Other — 2.0%
MD Transportation Authority
	Baltimore/Washington International Airport Parking Project,
	Series 2002 A,
	Insured: AMBAC
	4.500% 03/01/15	3,000,000	3,119,340
Other Total			3,119,340
Pool/Bond Bank — 0.7%
MD Water Quality Financing Administration Revolving Loan Fund
	Series 2008 A,
	5.000% 03/01/23	1,000,000	1,093,670
Pool/Bond Bank Total			1,093,670
Refunded/Escrowed(a) — 8.1%
MD Health & Higher Educational Facilities Authority Revenue
	Johns Hopkins University,
	Series 1999,
	Pre-refunded 07/01/09,
	6.000% 07/01/39	2,000,000	2,020,300
MD Prince Georges County
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FSA
	5.125% 10/01/16	3,300,000	3,372,039
MD Queen Anne’s County
	Series 2000,
	Pre-refunded 01/15/10,
	Insured: FGIC
	5.250% 01/15/14	1,200,000	1,243,836

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(a) — (continued)
MD Transportation Authority
	Series 1978,
	Escrowed to Maturity,
	6.800% 07/01/16	540,000	624,591
MD Washington Suburban Sanitation District
	Series 2000,
	Pre-refunded 06/01/10,
	5.250% 06/01/22	1,000,000	1,044,810
MO St. Louis County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.950% 08/01/09	25,000	25,130
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Pre-refunded 01/01/11,
	Insured: FSA:
	5.500% 01/01/24	3,100,000	3,333,244
	5.625% 01/01/20	1,000,000	1,077,090
Refunded/Escrowed Total			12,741,040
OTHER TOTAL			16,954,050
OTHER REVENUE — 1.5%
Hotels — 1.5%
MD Baltimore
	Baltimore Hotel Corp.,
	Series 2006 A,
	Insured: XLCA:
	5.000% 09/01/32	1,000,000	692,260
	5.250% 09/01/17	1,835,000	1,669,758
Hotels Total			2,362,018
OTHER REVENUE TOTAL			2,362,018
RESOURCE RECOVERY — 1.6%
Resource Recovery — 1.6%
MD Northeast Waste Disposal Authority
	Series 2003, AMT,
	Insured: AMBAC
	5.500% 04/01/10	2,500,000	2,574,175
Resource Recovery Total			2,574,175
RESOURCE RECOVERY TOTAL			2,574,175

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — 41.9%
Local General Obligations — 23.9%
MD Anne Arundel County
	Series 1995,
	5.300% 04/01/10	500,000	501,945
	Series 2006:
	5.000% 03/01/15	2,000,000	2,282,000
	5.000% 03/01/18	3,300,000	3,685,968
MD Baltimore County
	Series 2006,
	5.000% 09/01/15	1,120,000	1,289,008
	Series 2008,
	5.000% 02/01/18	1,000,000	1,150,460
MD Baltimore
	Series 2008 A,
	Insured: FSA
	5.000% 10/15/22	2,000,000	2,163,980
MD Frederick County
	Series 2005,
	5.000% 08/01/14	3,000,000	3,412,590
	Series 2006:
	5.250% 11/01/18	2,005,000	2,322,091
	5.250% 11/01/21	2,500,000	2,880,900
MD Howard County
	Series 2002 A,
	5.250% 08/15/15	795,000	852,916
MD Laurel
	Series 1996 A,
	Insured: FGIC
	5.000% 10/01/11	1,530,000	1,534,651
MD Montgomery County
	Series 2001,
	5.250% 10/01/14	1,000,000	1,089,530
	Series 2005 A,
	5.000% 07/01/16	1,500,000	1,731,195
MD Prince Georges County
	Series 1999,
	Insured: FSA
	5.000% 10/01/12	65,000	66,266
	Series 2000,
	5.125% 10/01/10	1,000,000	1,055,340
	Series 2001,
	Insured: FGIC:
	5.250% 12/01/11	4,825,000	5,301,710
	5.250% 12/01/12	2,000,000	2,185,420
MD Wicomico County
	Series 1997,
	Insured: NPFGC:
	4.800% 12/01/10	1,290,000	1,300,397
	4.900% 12/01/11	1,355,000	1,365,691
	5.000% 12/01/12	1,425,000	1,436,158
Local General Obligations Total			37,608,216

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — 7.8%
MD Baltimore
	Series 1996 A,
	Insured: FGIC
	5.900% 07/01/10	1,725,000	1,798,364
MD Department of Transportation
	Series 2002:
	5.500% 02/01/11	1,265,000	1,355,928
	5.500% 02/01/14	5,000,000	5,732,400
	Series 2008,
	5.000% 02/15/22	3,125,000	3,396,782
Special Non-Property Tax Total			12,283,474
State Appropriated — 0.7%
MD Stadium Authority Lease Revenue
	Series 1995,
	5.375% 12/15/13	500,000	501,630
NJ Transportation Trust Fund Authority
	Series 2006 A,
	5.250% 12/15/19	500,000	531,645
State Appropriated Total			1,033,275
State General Obligations — 9.5%
MD State
	Series 2002 A,
	5.500% 03/01/13	2,245,000	2,551,802
	Series 2003,
	5.250% 03/01/17	4,000,000	4,659,720
	Series 2009,
	5.000% 03/01/21	2,000,000	2,244,040
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2003 H,
	Insured: AMBAC
	5.500% 07/01/18	3,000,000	3,010,560
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,520,000	2,467,407
State General Obligations Total			14,933,529
TAX-BACKED TOTAL			65,858,494
TRANSPORTATION — 2.3%
Transportation — 2.3%
DC Washington Metropolitan Area Transit Authority
	Series 1993,
	Insured: FGIC
	6.000% 07/01/10	350,000	367,210
	Series 2009 A,
	5.250% 07/01/23	3,000,000	3,167,250
Transportation Total			3,534,460
TRANSPORTATION TOTAL			3,534,460

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — 5.9%
Investor Owned — 1.7%
MD Economic Development Corp.
	Potomac Electic Power Co.,
	Series 2009,
	6.200% 09/01/22	2,500,000	2,674,150
Investor Owned Total			2,674,150
Water & Sewer — 4.2%
MD Baltimore
	Series 2006 C,
	Insured: AMBAC
	5.000% 07/01/18	1,125,000	1,216,665
	Series 2007 DC,
	Insured: AMBAC
	5.000% 07/01/19	1,250,000	1,349,087
	Series 2008 A,
	5.000% 07/01/21	1,250,000	1,360,475
MD Water Quality Financing Administration Bay Loan Fund
	Series 2008,
	5.000% 03/01/21	2,500,000	2,706,050
Water & Sewer Total			6,632,277
UTILITIES TOTAL			9,306,427

	Total Municipal Bonds (cost of $141,789,458)		142,846,992

		Shares
Investment Companies — 8.1%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.270%) (b)(c)	6,861,675	6,861,675
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.440%)	5,907,912	5,907,912

	Total Investment Companies (cost of $12,769,587)		12,769,587

	Total Investments — 98.9% (cost of $154,559,045)(d)(e)		155,616,579

	Other Assets & Liabilities, Net — 1.1%		1,758,616

	Net Assets — 100.0%		157,375,195

7

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Short-term debt obligations maturing in 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
EDUCATION
Education	$—	$10,079,956	$—	$10,079,956
EDUCATION TOTAL	—	10,079,956	—	10,079,956
HEALTH CARE
Continuing Care Retirement	—	5,742,157	—	5,742,157
Hospitals	—	12,578,108	—	12,578,108

8

HEALTH CARE TOTAL	—	18,320,265	—	18,320,265
HOUSING
Multi-Family	—	8,224,260	—	8,224,260
Single-Family	—	5,632,887	—	5,632,887
HOUSING TOTAL	—	13,857,147	—	13,857,147
OTHER
Other	—	3,119,340	—	3,119,340
Pool/Bond Bank	—	1,093,670	—	1,093,670
Refunded/Escrowed	—	12,741,040	—	12,741,040
OTHER TOTAL	—	16,954,050	—	16,954,050
OTHER REVENUE
Hotels	—	2,362,018	—	2,362,018
OTHER REVENUE TOTAL	—	2,362,018	—	2,362,018
RESOURCE RECOVERY
Resource Recovery	—	2,574,175	—	2,574,175
RESOURCE RECOVERY TOTAL	—	2,574,175	—	2,574,175
TAX-BACKED
Local General Obligations	—	37,608,216	—	37,608,216
Special Non-Property Tax	—	12,283,474	—	12,283,474
State Appropriated	—	1,033,275	—	1,033,275
State General Obligations	—	14,933,529	—	14,933,529
TAX-BACKED TOTAL	—	65,858,494	—	65,858,494
TRANSPORTATION
Transportation	—	3,534,460	—	3,534,460
TRANSPORTATION TOTAL	—	3,534,460	—	3,534,460
UTILITIES
Investor Owned	—	2,674,150	—	2,674,150
Water & Sewer	—	6,632,277	—	6,632,277
UTILITIES TOTAL	—	9,306,427	—	9,306,427
Total Municipal Bonds	—	142,846,992	—	142,846,992
Investment Companies	12,769,587	—	—	12,769,587
Total Investments	—	142,846,992	—	155,616,579
Total	$12,769,587	$142,846,992	$—	$155,616,579

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Investments in affiliates during the three months ended June 30, 2009:
Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.270%)

Shares as of 03/31/09:	3,983,131
Shares purchased:	13,547,267
Shares sold:	(10,668,723)
Shares as of 06/30/09:	6,861,675
Net realized gain/loss:	$—
Dividend income earned:	$7,334
Value at end of period:	$6,861,675

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(d)	Cost for federal income tax purposes is $154,559,045.
(e)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,474,966	$(4,417,432)	$1,057,534

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association

9

GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.
XLCA	XL Capital Assurance, Inc.

10

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Masters Global Equity Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.5%
Columbia Acorn International, Class Z	73,828	2,032,495
Columbia Marsico 21st Century Fund, Class Z	544,553	5,091,568
Columbia Multi-Advisor International Equity Fund, Class Z	822,349	8,133,028
Columbia Strategic Investor Fund, Class Z	390,444	5,114,813

Total Investment Companies (cost of $30,941,608)		20,371,904

Total Investments — 100.5% (cost of $30,941,608)(b)(c)		20,371,904

Other Assets & Liabilities, Net — (0.5)%		(107,987)

Net Assets — 100.0%		20,263,917

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Portfolio’s assets:

1

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$20,371,904	$—	$—	$20,371,904

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $30,941,608.
(c)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$96,273	$(10,665,977)	$(10,569,704)

2

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia Masters Heritage Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.5%
Columbia Marsico 21st Century Fund, Class Z	2,525,413	23,612,612
Columbia Strategic Income Fund, Class Z	4,294,277	23,103,208
Columbia Strategic Investor Fund, Class Z	1,802,388	23,611,283

Total Investment Companies (cost of $94,611,530)		70,327,103

Total Investments — 100.5% (cost of $94,611,530)(b)(c)		70,327,103

Other Assets & Liabilities, Net — (0.5)%		(332,070)

Net Assets — 100.0%		69,995,033

	Notes to Investment Portfolio:

	*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Portfolio’s assets:

Description		Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies		$70,327,103	$—	$—	$70,327,103

1

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $94,611,530.
(c)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$215,017	$(24,499,444)	$(24,284,427)

2

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia Masters International Equity Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.2%
Columbia Acorn International, Class Z	1,000,711	27,549,566
Columbia Multi-Advisor International Equity Fund, Class Z	11,148,163	110,255,333

Total Investment Companies (cost of $214,344,543)		137,804,899

Total Investments — 100.2% (cost of $214,344,543)(b)(c)		137,804,899

Other Assets & Liabilities, Net — (0.2)%		(214,450)

Net Assets — 100.0%		137,590,449

	Notes to Investment Portfolio:

	*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  June 30, 2009, in valuing the Portfolio’s  assets:

Description		Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies		$137,804,899	$—	$—	$137,804,899

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $214,344,543.

1

(c)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$1,269,998	$(77,809,642)	$(76,539,644)

2

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Mortgage- and Asset- Backed Portfolio

		Par ($)	Value ($)*
Mortgage-Backed Securities — 75.4%
Federal Home Loan Mortgage Corp.
	5.000% 05/01/37	463,930	472,538
	5.000% 12/01/37	2,931,337	2,988,017
	5.500% 05/01/37	2,423,445	2,505,212
	5.603% 08/01/37(a)	1,000,786	1,046,966
	5.709% 06/01/36(a)	1,253,256	1,293,321
	5.710% 06/01/37(a)	904,652	951,316
	5.886% 04/01/37(a)	234,453	246,296
	6.500% 11/01/32	8,980	9,625
Federal National Mortgage Association
	4.000% 03/01/39	1,108,853	1,075,154
	4.500% 02/01/39	1,643,483	1,642,183
	4.500% 04/01/39	249,137	248,964
	5.000% 05/01/38	887,312	904,835
	5.500% 02/01/37	82,443	85,277
	5.500% 04/01/37	1,060,459	1,096,266
	5.500% 05/01/37	581,300	600,913
	5.500% 06/01/38	542,068	560,327
	5.634% 10/01/37(a)	832,898	870,902
	6.000% 09/01/36	2,794,286	2,927,069
	6.000% 02/01/38	270,467	283,066
	6.000% 06/01/38	660,819	691,461
	6.000% 11/01/38	5,805,168	6,081,027
	6.500% 10/01/37	375,119	400,037
	7.000% 02/01/32	13,033	14,303
	TBA,
	4.500% 07/01/39(b)	2,000,000	1,995,624
Government National Mortgage Association
	5.000% 04/20/39	2,588,530	2,637,476
	7.000% 03/15/31	1,964	2,146

	Total Mortgage-Backed Securities (cost of $31,443,025)		31,630,321
Commercial Mortgage-Backed Securities — 13.0%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	95,848	91,845
	4.830% 08/15/38	123,627	116,740
	4.933% 02/13/42(a)	140,679	121,233
	5.201% 12/11/38	564,847	469,260
	5.742% 09/11/42(a)	145,000	119,655

1

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
GMAC Commercial Mortgage Securities, Inc.
	5.668% 05/10/40(a)	80,000	78,916
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.122% 01/15/49	158,231	159,058
	5.170% 05/15/47	383,135	386,240
	5.255% 07/12/37(a)	30,000	27,874
	5.440% 06/12/47	240,000	180,721
	5.814% 06/12/43(a)	206,300	162,260
LB-UBS Commercial Mortgage Trust
	4.810% 01/15/36(a)	554,190	368,174
	4.853% 09/15/31	392,196	386,310
	6.462% 03/15/31	483,850	502,407
Merrill Lynch Mortgage Trust
	6.022% 06/12/50(a)	445,483	319,635
Morgan Stanley Capital I
	4.989% 08/13/42	135,000	115,335
	5.332% 12/15/43	349,566	261,413
	5.378% 11/14/42(a)	134,284	118,372
	5.447% 02/12/44(a)	130,021	99,344
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	400,722	378,003
Wachovia Bank Commercial Mortgage Trust
	4.748% 02/15/41	265,000	243,540
	5.037% 03/15/42	220,000	212,410
	5.384% 10/15/44(a)	470,000	425,166
	5.609% 03/15/45(a)	45,000	24,203
	5.997% 06/15/45	85,000	81,155

	Total Commercial Mortgage-Backed Securities (cost of $5,880,116)		5,449,269
Asset-Backed Securities — 12.0%
Capital Auto Receivables Asset Trust
	5.020% 09/15/11	205,582	209,338
Capital One Multi-Asset Execution Trust
	0.299% 08/15/12(a)	250,000	249,492
	4.850% 11/15/13	290,000	300,968
	4.950% 08/15/12	205,000	207,230
	5.300% 02/18/14	578,000	605,574

2

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Carrington Mortgage Loan Trust
	0.424% 07/25/36(a)	85,076	70,803
Chase Issuance Trust
	2.400% 06/17/13	215,000	213,462
	4.260% 05/15/13	230,000	236,623
	5.400% 07/15/15	150,000	157,231
Citibank Credit Card Issuance Trust
	0.743% 05/21/12(a)	230,000	228,192
Ford Credit Auto Owner Trust
	5.160% 04/15/13	389,000	400,448
	5.260% 10/15/10	97,962	98,441
Franklin Auto Trust
	5.360% 05/20/16	100,000	98,835
Honda Auto Receivables Owner Trust
	2.790% 01/15/13	95,000	95,517
Morgan Stanley Mortgage Loan Trust
	0.434% 10/25/36(a)	93,548	84,804
Residential Funding Mortgage Securities II, Inc.
	0.414% 02/25/36(a)	39,406	38,827
SACO I, Inc.
	0.514% 04/25/35(a)(c)	13,515	5,128
SLM Student Loan Trust
	0.689% 03/15/17(a)	187,911	181,395
	0.709% 12/15/20(a)	649,000	613,281
Soundview Home Equity Loan Trust
	0.614% 11/25/35(a)	66,958	53,258
Terwin Mortgage Trust
	1.214% 07/25/34(a)	53,294	20,375
USAA Auto Owner Trust
	4.280% 10/15/12	211,000	217,418
	5.070% 06/15/13	639,000	668,104

	Total Asset-Backed Securities (cost of $5,018,212)		5,054,744
Collateralized Mortgage Obligations — 0.8%
NON - AGENCY — 0.8%
Bear Stearns Alt-A Trust
	0.594% 01/25/35(a)	75,655	34,583
Morgan Stanley Mortgage Loan Trust
	0.534% 02/25/47(a)	636,597	289,864
NON-AGENCY TOTAL			324,447

	Total Collateralized Mortgage Obligations (cost of $712,251)		324,447

3

		Par ($)	Value ($)
Short-Term Obligation — 2.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 08/20/13, market value $1,221,888 (repurchase proceeds $1,195,001)	1,195,000	1,195,000

	Total Short-Term Obligation (cost of $1,195,000)		1,195,000

	Total Investments — 104.0% (cost of $44,248,604)(d)(e)		43,653,781

	Other Assets & Liabilities, Net — (4.0)%		(1,693,985)

	Net Assets — 100.0%		41,959,796

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

4

The Portfolio has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Portfolio’s assets:

Description		Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities		$1,995,624	$29,634,697	$—	$31,630,321
Commercial Mortgage-Backed Securities		—	5,449,269	—	5,449,269
Asset-Backed Securities		—	5,054,744	—	5,054,744
Non - Agency		—	324,447	—	324,447
Short-Term Obligation
Repurchase Agreement		—	1,195,000	—	1,195,000
Total Short-Term Obligation		1,995,624	1,195,000	—	1,195,000
Total Investments		$1,995,624	$41,658,157	$—	$43,653,781

	(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

	(b)	Security purchased on a delayed delivery basis.

	(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of this security, which is not illiquid, amounted to $5,128, which represents less than 0.1% of net assets.

	(d)	Cost for federal income tax purposes is $44,248,604.

	(e)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$536,332	$(1,131,155)	$(594,823)

Acronym	Name

TBA	To Be Announced

5

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia North Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.3%
EDUCATION — 5.8%
Education — 5.8%
NC Appalachian State University
	Series 1998,
	Insured: NPFGC
	5.000% 05/15/12	1,000,000	1,081,960
	Series 2005,
	Insured: NPFGC
	5.000% 07/15/21	1,485,000	1,524,100
NC Capital Facilities Finance Agency
	Brevard College Corp.,
	Series 2007,
	5.000% 10/01/26	1,000,000	743,810
	Johnson & Wales University,
	Series 2003 A,
	Insured: SYNC
	5.250% 04/01/21	1,000,000	955,190
	Meredith College,
	Series 2008,
	6.000% 06/01/31	1,000,000	939,720
	Wake Forest University,
	Series 2009,
	5.000% 01/01/26	1,000,000	1,062,150
NC University of North Carolina
	Series 2008 A,
	Insured: AGO
	5.000% 10/01/22	2,000,000	2,089,500
	Series 2009 B,
	4.250% 10/01/17(a)	1,000,000	1,041,800
	Series 2009 C,
	4.500% 10/01/17(a)	1,525,000	1,552,603
Education Total			10,990,833
EDUCATION TOTAL			10,990,833
HEALTH CARE — 9.2%
Continuing Care Retirement — 0.5%
NC Medical Care Commission
	Givens Estate, Inc.,
	Series 2007,
	5.000% 07/01/16	1,000,000	943,500
Continuing Care Retirement Total			943,500
Hospitals — 8.7%
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	1,000,000	1,031,250
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	2,000,000	1,745,040
	5.250% 10/01/27	1,000,000	823,860

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
NC Charlotte Mecklenburg Hospital Authority
	Carolinas Healthcare:
	Series 2007 A,
	Insured: FSA
	5.000% 01/15/20	1,550,000	1,600,871
	Series 2008,
	5.250% 01/15/24	2,000,000	2,065,100
NC Medical Care Commission
	Novant Health,
	Series 2003 A:
	5.000% 11/01/13	3,000,000	3,164,250
	5.000% 11/01/17	2,000,000	2,047,740
	Wilson Medical Center,
	Series 2007,
	5.000% 11/01/19	3,385,000	3,171,407
NC Northern Hospital District of Surry County
	5.750% 10/01/24	1,000,000	870,290
Hospitals Total			16,519,808
HEALTH CARE TOTAL			17,463,308
HOUSING — 4.3%
Multi-Family — 1.8%
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	4,000,000	3,421,880
Multi-Family Total			3,421,880
Single-Family — 2.5%
NC Housing Finance Agency
	Series 1996 A-5, AMT,
	5.550% 01/01/19	1,480,000	1,497,434
	Series 1998 A-2, AMT,
	5.200% 01/01/20	600,000	600,024
	Series 1999 A-3, AMT,
	5.150% 01/01/19	845,000	845,955
	Series 1999 A-6, AMT,
	6.000% 01/01/16	390,000	390,429
	Series 2000 A-8, AMT:
	5.950% 07/01/10	280,000	283,181
	6.050% 07/01/12	210,000	211,625
	Series 2007 A-30, AMT,
	5.000% 07/01/23	1,000,000	979,310
Single-Family Total			4,807,958
HOUSING TOTAL			8,229,838

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — 0.9%
Forest Products & Paper — 0.7%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	International Paper Co.,
	Series 1999, AMT,
	6.400% 11/01/24	1,500,000	1,360,815
Forest Products & Paper Total			1,360,815
Other Industrial Development Bonds — 0.2%
NC Mecklenberg County Industrial Facilities & Pollution Control Financing Authority
	Fluor Corp.,
	Series 1993,
	5.250% 12/01/09	340,000	341,115
Other Industrial Development Bonds Total			341,115
INDUSTRIALS TOTAL			1,701,930
OTHER — 13.9%
Refunded/Escrowed(b) — 12.9%
NC Brunswick County
	Series 2000,
	Insured: FSA,
	Pre-refunded 06/01/10,
	5.500% 06/01/20	1,000,000	1,056,780
NC Charlotte
	Series 2000,
	Pre-refunded 06/01/10,
	5.500% 06/01/12	1,000,000	1,056,780
NC Durham Water & Sewer Utility System
	Series 2001,
	Pre-refunded 06/01/11,
	5.250% 06/01/16	1,000,000	1,091,210
NC Eastern Municipal Power Agency
	Series 1986 A,
	Escrowed to Maturity,
	5.000% 01/01/17	2,165,000	2,418,132
	Series 1988 A,
	Pre-refunded 01/01/22,
	6.000% 01/01/26	1,000,000	1,235,360
NC Iredell County Public Facilities Corp.
	Series 2000,
	Insured: AMBAC,
	Pre-refunded 06/01/10,
	5.125% 06/01/18	2,180,000	2,296,281

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(b) — (continued)
NC Johnston County
	Series 2000,
	Insured: FGIC,
	Pre-refunded 03/01/10:
	5.500% 03/01/15	1,925,000	2,029,528
	5.500% 03/01/16	2,700,000	2,846,610
NC Orange County
	Series 2000,
	Pre-refunded 04/01/10:
	5.300% 04/01/17	1,000,000	1,056,810
	5.300% 04/01/18	3,445,000	3,640,710
NC Pitt County
	Series 2000 B,
	Insured: FSA,
	Pre-refunded 04/01/10:
	5.500% 04/01/25	1,000,000	1,046,540
	5.750% 04/01/16	1,390,000	1,457,290
NC Wake County
	Series 1993,
	Insured: NPFGC,
	Escrowed to Maturity,
	5.125% 10/01/26	3,065,000	3,355,868
Refunded/Escrowed Total			24,587,899
Tobacco — 1.0%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1A,
	4.250% 06/01/12	2,000,000	1,933,340
Tobacco Total			1,933,340
OTHER TOTAL			26,521,239
TAX-BACKED — 40.6%
Local Appropriated — 17.1%
NC Burke County
	Series 2006 B,
	Insured: AMBAC
	5.000% 04/01/18	1,425,000	1,471,697
NC Cabarrus County
	Series 2001,
	5.500% 04/01/13	2,000,000	2,141,380
	Series 2007,
	Insured: AMBAC
	5.000% 02/01/13	400,000	434,964
	Series 2008,
	5.000% 06/01/22	1,545,000	1,596,016
NC Chapel Hill
	Series 2005,
	5.250% 06/01/21	1,360,000	1,405,234
NC Chatham County
	Series 2006,
	Insured: AMBAC
	5.000% 06/01/20	1,065,000	1,086,992

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local Appropriated — (continued)
NC Concord
	Series 2001 A,
	Insured: NPFGC
	5.000% 06/01/17	1,490,000	1,587,029
NC Craven County
	Series 2007,
	Insured: NPFGC:
	5.000% 06/01/18	2,825,000	3,007,156
	5.000% 06/01/19	1,825,000	1,920,429
NC Cumberland County
	Series 2009 B1,
	5.000% 12/01/21	2,775,000	2,964,560
NC Dare County
	Series 2005,
	Insured: NPFGC
	5.000% 06/01/20	3,005,000	3,059,240
NC Gaston County
	Series 2005,
	Insured: NPFGC
	5.000% 12/01/15	1,350,000	1,467,180
NC Greenville
	Series 2004,
	Insured: AMBAC
	5.250% 06/01/22	2,180,000	2,280,215
NC Harnett County
	Series 2009,
	Insured: AGO
	5.000% 06/01/22	1,880,000	1,956,760
NC Henderson County
	Series 2006 A,
	Insured: AMBAC
	5.000% 06/01/16	1,060,000	1,134,465
NC Mecklenburg County
	Series 2009 A,
	5.000% 02/01/23	1,000,000	1,057,460
NC Randolph County
	Series 2004,
	Insured: FSA
	5.000% 06/01/14	1,640,000	1,817,432
NC Sampson County
	Series 2006,
	Insured: FSA
	5.000% 06/01/16	1,000,000	1,106,460
NC Wilmington
	Series 2006 A,
	5.000% 06/01/17	1,005,000	1,105,329
Local Appropriated Total			32,599,998

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — 14.4%
NC Cabarrus County
	Series 2006:
	5.000% 03/01/15	1,000,000	1,139,290
	5.000% 03/01/16	1,000,000	1,144,740
NC Charlotte
	Series 2002 C:
	5.000% 07/01/20	1,570,000	1,640,901
	5.000% 07/01/22	1,265,000	1,313,159
NC Craven County
	Series 2002,
	Insured: AMBAC
	5.000% 05/01/19	1,000,000	1,026,950
NC Cumberland County
	Series 1998,
	Insured: FGIC
	5.000% 03/01/17	1,000,000	1,022,980
NC Gaston County
	Series 2002,
	Insured: AMBAC
	5.250% 06/01/20	1,500,000	1,566,060
NC High Point
	Series 2002,
	Insured: NPFGC
	4.500% 06/01/14	1,275,000	1,374,705
NC Iredell County
	Series 2006,
	5.000% 02/01/19	2,420,000	2,649,827
NC Mecklenburg County
	Series 1993,
	6.000% 04/01/11	1,000,000	1,087,190
	Series 2009 A,
	5.000% 08/01/19	1,000,000	1,149,630
NC New Hanover County
	Series 2001,
	4.600% 06/01/14	1,750,000	1,857,765
NC Orange County
	Series 2005 A,
	5.000% 04/01/22	2,000,000	2,130,120
NC Wake County
	Series 2009:
	4.000% 02/01/18	2,000,000	2,142,680
	5.000% 03/01/20	5,000,000	5,665,350
NC Wilmington
	Series 1997 A,
	Insured: FGIC
	5.000% 04/01/11	460,000	466,017
Local General Obligations Total			27,377,364

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — 4.0%
NC Charlotte
	Storm Water Fee,
	Series 2006,
	5.000% 06/01/17	1,120,000	1,265,421
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: NPFGC
	5.500% 07/01/18	3,500,000	3,512,320
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC:
	5.500% 07/01/20	1,200,000	1,124,628
	5.500% 07/01/21	1,785,000	1,651,821
Special Non-Property Tax Total			7,554,190
State Appropriated — 1.4%
NC Infrastructure Finance Corp.
	Capital Improvement
	Series A
	Insured: FSA
	5.000% 05/01/24	2,570,000	2,654,425
State Appropriated Total			2,654,425
State General Obligations — 3.7%
NC State
	Series 2001 A,
	4.750% 03/01/14	5,000,000	5,296,200
PR Commonwealth of Puerto Rico
	Series 2001 A,
	Insured: NPFGC
	5.500% 07/01/14	1,725,000	1,768,884
State General Obligations Total			7,065,084
TAX-BACKED TOTAL			77,251,061
TRANSPORTATION — 0.5%
Airports — 0.5%
NC Charlotte
	Charlotte/Douglas International Airport,
	Series 1999 B, AMT,
	Insured: NPFGC
	6.000% 07/01/24	1,000,000	1,008,610
Airports Total			1,008,610
TRANSPORTATION TOTAL			1,008,610
UTILITIES — 21.1%
Joint Power Authority — 5.9%
NC Eastern Municipal Power Agency
	Series 1993 B,
	Insured: FGIC
	6.000% 01/01/22	3,000,000	3,235,800

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Joint Power Authority — (continued)
	Series 1993,
	Insured: AGO
	6.000% 01/01/22	1,000,000	1,082,450
	Series 2005,
	Insured: AMBAC
	5.250% 01/01/20	2,000,000	2,014,220
	Series 2008 A,
	Insured: AGO
	5.250% 01/01/19	1,500,000	1,573,350
NC Municipal Power Agency No. 1
	Series 2008 A:
	5.250% 01/01/17	1,185,000	1,265,936
	5.250% 01/01/20	2,000,000	2,067,880
Joint Power Authority Total			11,239,636
Municipal Electric — 2.8%
NC Concord
	Series 2009,
	5.000% 12/01/19(a)	1,500,000	1,613,355
NC Greenville Utilities Commission
	Series 2008 A,
	Insured: FSA
	5.000% 11/01/18	1,040,000	1,137,271
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 TT,
	5.000% 07/01/22	1,000,000	946,870
	Series 2007 V V,
	Insured: NPFGC
	5.250% 07/01/25	1,690,000	1,624,563
Municipal Electric Total			5,322,059
Water & Sewer — 12.4%
NC Brunswick County
	Enterprise Systems,
	Series 2008 A,
	Insured: FSA:
	5.000% 04/01/20	1,915,000	2,044,913
	5.000% 04/01/22	1,390,000	1,458,708
NC Cape Fear Public Utility Authority,
	Series 2008,
	5.000% 08/01/20	1,000,000	1,098,130
NC Charlotte
	Series 2002 A,
	5.500% 07/01/14	1,250,000	1,446,975
	Water and Sewer Systems,
	Series 2008,
	5.000% 07/01/23	3,000,000	3,271,110

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
NC Greensboro City
	Enterprise Systems,
	Series 2006:
	5.250% 06/01/17	2,000,000	2,292,600
	5.250% 06/01/22	1,200,000	1,384,140
	Series 2006,
	5.250% 06/01/23	2,000,000	2,306,020
NC High Point
	Combined Enterprise,
	Series 2008,
	Insured: FSA:
	5.000% 11/01/24	1,000,000	1,052,750
	5.000% 11/01/25	1,000,000	1,047,190
NC Raleigh
	Combined Enterprise System,
	Series 2006 A,
	5.000% 03/01/16	1,500,000	1,717,110
NC Winston Salem
	Water and Sewer System:
	Series 2007 A,
	5.000% 06/01/19	3,000,000	3,337,110
	Series 2009,
	5.000% 06/01/23	1,000,000	1,090,430
Water & Sewer Total			23,547,186
UTILITIES TOTAL			40,108,881

	Total Municipal Bonds (cost of $182,983,434)		183,275,700

		Shares
Investment Companies — 5.1%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.270%) (c)(d)	4,822,364	4,822,364
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.440%)	4,812,825	4,812,825

	Total Investment Companies (cost of $9,635,189)		9,635,189

	Total Investments — 101.4% (cost of $192,618,623)(e)(f)		192,910,889

	Other Assets & Liabilities, Net — (1.4)%		(2,656,547)

	Net Assets — 100.0%		190,254,342

9

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

10

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
EDUCATION
Education	$—	$10,990,833	$—	$10,990,833
EDUCATION TOTAL	—	10,990,833	—	10,990,833
HEALTH CARE
Continuing Care Retirement	—	943,500	—	943,500
Hospitals	—	16,519,808	—	16,519,808
HEALTH CARE TOTAL	—	17,463,308	—	17,463,308
HOUSING
Multi-Family	—	3,421,880	—	3,421,880
Single-Family	—	4,807,958	—	4,807,958
HOUSING TOTAL	—	8,229,838	—	8,229,838
INDUSTRIALS
Forest Products & Paper	—	1,360,815	—	1,360,815
Other Industrial Development Bonds	—	341,115	—	341,115
INDUSTRIALS TOTAL	—	1,701,930	—	1,701,930
OTHER
Refunded/Escrowed	—	24,587,899	—	24,587,899
Tobacco	—	1,933,340	—	1,933,340
OTHER TOTAL	—	26,521,239	—	26,521,239
TAX-BACKED
Local Appropriated	—	32,599,998	—	32,599,998
Local General Obligations	—	27,377,364	—	27,377,364
Special Non-Property Tax	—	7,554,190	—	7,554,190
State Appropriated	—	2,654,425	—	2,654,425
State General Obligations	—	7,065,084	—	7,065,084
TAX-BACKED TOTAL	—	77,251,061	—	77,251,061
TRANSPORTATION
Airports	—	1,008,610	—	1,008,610
TRANSPORTATION TOTAL	—	1,008,610	—	1,008,610
UTILITIES
Joint Power Authority	—	11,239,636	—	11,239,636
Municipal Electric	—	5,322,059	—	5,322,059
Water & Sewer	—	23,547,186	—	23,547,186
UTILITIES TOTAL	—	40,108,881	—	40,108,881
Total Municipal Bonds	—	183,275,700	—	183,275,700
Investment Companies	9,635,189	—	—	9,635,189
Total Investments	9,635,189	183,275,700	—	192,910,889
Total	$9,635,189	$183,275,700	$—	$192,910,889

(a)	Security purchased on a delayed delivery basis.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Investments in affiliates during the three months ended June 30, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class
(7 day yield of 0.270%)

Shares as of 03/31/09:	12,037,443
Shares purchased:	21,716,801
Shares sold:	(28,931,880)
Shares as of 06/30/09:	4,822,364
Net realized gain/loss:	$—
Dividend income earned:	$9,873
Value at end of period:	$4,822,364

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)	Cost for federal income tax purposes is $192,618,623.

(f)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,641,693	$(4,349,427)	$292,266

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

11

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 26.8%
BASIC MATERIALS — 0.5%
Chemicals — 0.3%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	4,910,000	5,163,503
Chemicals Total			5,163,503
Iron/Steel — 0.2%
Nucor Corp.
	5.000% 06/01/13	2,504,000	2,613,375
Iron/Steel Total			2,613,375
BASIC MATERIALS TOTAL			7,776,878
COMMUNICATIONS — 3.4%
Media — 0.9%
Comcast Corp.
	5.500% 03/15/11	2,885,000	3,001,947
	5.850% 01/15/10	2,500,000	2,541,795
News America, Inc.
	5.300% 12/15/14	3,825,000	3,852,345
Time Warner, Inc.
	6.875% 05/01/12	4,235,000	4,530,370
Media Total			13,926,457
Telecommunication Services — 2.5%
AT&T, Inc.
	6.250% 03/15/11	10,600,000	11,231,972
British Telecommunications PLC
	5.150% 01/15/13	3,605,000	3,592,563
Deutsche Telekom International Finance BV
	8.500% 06/15/10	5,000,000	5,258,325
Telefonica Emisiones SAU
	5.984% 06/20/11	6,000,000	6,317,484
Verizon Wireless Capital LLC
	5.550% 02/01/14(a)	8,375,000	8,891,134
Vodafone Group PLC
	7.750% 02/15/10	4,800,000	4,962,288
Telecommunication Services Total			40,253,766
COMMUNICATIONS TOTAL			54,180,223

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — 0.2%
Retail — 0.2%
CVS Caremark Corp.
	5.750% 08/15/11	3,500,000	3,701,184
Retail Total			3,701,184
CONSUMER CYCLICAL TOTAL			3,701,184
CONSUMER NON-CYCLICAL — 2.5%
Beverages — 0.7%
Bottling Group LLC
	6.950% 03/15/14	6,125,000	6,986,052
Diageo Capital PLC
	5.200% 01/30/13	2,075,000	2,158,044
Diageo Finance BV
	3.875% 04/01/11	2,585,000	2,648,446
Beverages Total			11,792,542
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co.
	6.875% 09/15/09	200,000	202,564
Cosmetics/Personal Care Total			202,564
Food — 0.3%
ConAgra Foods, Inc.
	7.875% 09/15/10	401,000	424,975
Kraft Foods, Inc.
	5.625% 08/11/10	4,100,000	4,241,942
Food Total			4,666,917
Healthcare Services — 0.2%
UnitedHealth Group, Inc.
	4.125% 08/15/09	3,675,000	3,680,479
Healthcare Services Total			3,680,479
Pharmaceuticals — 1.3%
Abbott Laboratories
	5.600% 05/15/11	6,775,000	7,238,363
Express Scripts, Inc.
	5.250% 06/15/12	3,795,000	3,920,819
Merck & Co., Inc.
	1.875% 06/30/11	2,900,000	2,903,709

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Pharmaceuticals — (continued)
Wyeth
	6.950% 03/15/11	5,531,000	5,988,347
Pharmaceuticals Total			20,051,238
CONSUMER NON-CYCLICAL TOTAL			40,393,740
ENERGY — 2.3%
Oil & Gas — 1.1%
Canadian Natural Resources Ltd.
	5.450% 10/01/12	1,500,000	1,570,785
	6.700% 07/15/11	2,000,000	2,131,272
Chevron Corp.
	3.450% 03/03/12	3,580,000	3,692,763
Conoco Funding Co.
	6.350% 10/15/11	7,500,000	8,185,357
Occidental Petroleum Corp.
	6.750% 01/15/12	1,750,000	1,907,259
Oil & Gas Total			17,487,436
Oil & Gas Services — 0.2%
Weatherford International Ltd.
	5.150% 03/15/13	3,585,000	3,575,543
Oil & Gas Services Total			3,575,543
Pipelines — 1.0%
Energy Transfer Partners LP
	8.500% 04/15/14	3,750,000	4,206,191
Enterprise Products Operating LLC
	4.600% 08/01/12	5,000,000	5,034,200
TransCanada Pipelines Ltd.
	8.625% 05/15/12	5,600,000	6,345,702
Pipelines Total			15,586,093
ENERGY TOTAL			36,649,072
FINANCIALS — 13.1%
Banks — 8.4%
ANZ National International Ltd.
	6.200% 07/19/13(a)	8,735,000	8,998,552
Bank of New York Mellon Corp.
	4.950% 11/01/12	2,625,000	2,775,657
	5.125% 08/27/13	4,260,000	4,484,050
Barclays Bank PLC
	7.400% 12/15/09	4,465,000	4,546,142
Capital One Bank
	5.750% 09/15/10	6,915,000	7,048,556

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Banks — (continued)
Citigroup, Inc.
	5.250% 02/27/12	7,500,000	7,323,750
Countrywide Home Loans, Inc.
	4.125% 09/15/09(b)	4,625,000	4,640,077
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	7,500,000	7,734,022
Deutsche Bank AG
	4.875% 05/20/13	6,150,000	6,312,803
Fifth Third Bank
	4.200% 02/23/10	6,275,000	6,270,407
Goldman Sachs Group, Inc.
	4.500% 06/15/10	3,135,000	3,212,469
JPMorgan Chase & Co.
	2.200% 06/15/12(c)	6,850,000	6,884,668
Keycorp
	6.500% 05/14/13	3,500,000	3,487,127
Merrill Lynch & Co., Inc.
	6.150% 04/25/13(b)	2,000,000	2,002,826
Morgan Stanley
	4.250% 05/15/10	2,000,000	2,022,692
	6.600% 04/01/12	2,255,000	2,387,495
Northern Trust Corp.
	4.625% 05/01/14	8,325,000	8,554,837
PNC Funding Corp.
	4.500% 03/10/10	4,000,000	4,027,056
Regions Bank
	3.250% 12/09/11(c)	12,000,000	12,450,792
U.S. Bancorp
	1.800% 05/15/12(c)	1,450,000	1,445,076
	2.250% 03/13/12(c)	4,790,000	4,832,186
U.S. Bank N.A.
	6.300% 02/04/14	10,750,000	11,675,274
Wells Fargo & Co.
	5.250% 10/23/12	11,000,000	11,386,474
Banks Total			134,502,988
Diversified Financial Services — 2.5%
Bear Stearns Compnaies LLC
	6.950% 08/10/12	13,100,000	14,237,787

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Diversified Financial Services — (continued)
Citigroup Funding, Inc.
	2.000% 03/30/12(c)	13,100,000	13,129,645
General Electric Capital Corp.
	5.900% 05/13/14	6,500,000	6,634,297
	6.000% 06/15/12	5,345,000	5,618,611
Lehman Brothers Holdings, Inc.
	3.950% 11/10/09(d)(e)	5,365,000	858,400
Diversified Financial Services Total			40,478,740
Insurance — 1.8%
Allstate Corp.
	7.200% 12/01/09	7,000,000	7,109,879
American International Group, Inc.
	5.375% 10/18/11	6,000,000	4,322,670
Berkshire Hathaway Finance Corp.
	5.000% 08/15/13	3,000,000	3,147,249
Metropolitan Life Global Funding I
	5.125% 04/10/13(a)	6,650,000	6,763,562
Principal Life Income Funding Trusts
	5.300% 04/24/13	7,365,000	7,348,083
Insurance Total			28,691,443
Real Estate Investment Trusts (REITs) — 0.4%
Simon Property Group LP
	4.875% 03/18/10	5,250,000	5,287,033
Real Estate Investment Trusts (REITs) Total			5,287,033
FINANCIALS TOTAL			208,960,204
INDUSTRIALS — 1.0%
Aerospace & Defense — 0.2%
United Technologies Corp.
	6.100% 05/15/12	1,719,000	1,851,984
	6.350% 03/01/11	1,000,000	1,070,445
Aerospace & Defense Total			2,922,429
Machinery — 0.4%
John Deere Capital Corp.
	4.500% 04/03/13	6,215,000	6,340,493
Machinery Total			6,340,493
Transportation — 0.4%
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	3,610,000	3,879,035

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Transportation — (continued)
Norfolk Southern Corp.
	8.625% 05/15/10	2,205,000	2,335,977
Transportation Total			6,215,012
INDUSTRIALS TOTAL			15,477,934
TECHNOLOGY — 1.0%
Computers — 0.5%
Hewlett-Packard Co.
	2.250% 05/27/11	6,225,000	6,243,961
International Business Machines Corp.
	6.500% 10/15/13	1,200,000	1,341,204
Computers Total			7,585,165
Networking & Telecom Equipment — 0.3%
Cisco Systems, Inc.
	5.250% 02/22/11	4,765,000	5,024,402
Networking & Telecom Equipment Total			5,024,402
Software — 0.2%
Oracle Corp.
	5.000% 01/15/11	4,000,000	4,193,200
Software Total			4,193,200
TECHNOLOGY TOTAL			16,802,767
UTILITIES — 2.8%
Electric — 2.1%
Consolidated Edison Co. of New York, Inc.
	4.875% 02/01/13	4,015,000	4,170,200
Exelon Generation Co. LLC
	6.950% 06/15/11	4,525,000	4,791,758
National Rural Utilities Cooperative Finance Corp.
	5.500% 07/01/13	9,325,000	9,850,389
Ohio Power Co.
	5.750% 09/01/13	4,970,000	5,201,075
Pacific Gas & Electric Co.
	4.200% 03/01/11	4,850,000	5,004,797
Virginia Electric Power
	5.100% 11/30/12	4,535,000	4,792,071
Electric Total			33,810,290
Gas — 0.7%
Atmos Energy Corp.
	5.125% 01/15/13	790,000	791,677
	7.375% 05/15/11	3,875,000	4,137,520

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Gas — (continued)
Sempra Energy
	8.900% 11/15/13	4,954,000	5,535,768
Gas Total			10,464,965
UTILITIES TOTAL			44,275,255

	Total Corporate Fixed-Income Bonds & Notes (cost of $423,795,551)		428,217,257
Government & Agency Obligations — 14.7%
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Financement-Quebec
	5.000% 10/25/12	3,821,000	4,038,209
Morocco Government AID Bond
	1.111% 05/01/23(f)	1,106,000	1,028,348
Province of Ontario
	4.100% 06/16/14	10,500,000	10,707,994
Svensk Exportkredit AB
	4.875% 09/29/11	10,500,000	11,081,658
United Mexican States
	5.875% 02/17/14	4,225,000	4,425,687
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			31,281,896
U.S. GOVERNMENT AGENCIES — 2.8%
Federal Home Loan Bank
	3.375% 02/27/13	10,000,000	10,349,370
	5.250% 06/10/11	1,780,000	1,909,239
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10(g)	400,000	412,424
	6.625% 09/15/09	15,950,000	16,159,089
Federal National Mortgage Association
	2.750% 04/11/11	14,000,000	14,402,010
	5.375% 08/15/09(g)	1,000,000	1,006,293
U.S. GOVERNMENT AGENCIES TOTAL			44,238,425
U.S. GOVERNMENT OBLIGATIONS — 10.0%
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	30,933,775	32,277,476
U.S. Treasury Notes
	0.875% 02/28/11	57,000,000	56,960,100
	1.125% 06/30/11	37,000,000	37,002,960
	1.750% 01/31/14	16,000,000	15,550,080

7

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (CONTINUED)
	1.875% 02/28/14	18,500,000	18,021,590
U.S. GOVERNMENT OBLIGATIONS TOTAL			159,812,206

	Total Government & Agency Obligations (cost of $233,754,605)		235,332,527
Asset-Backed Securities — 18.5%
AmeriCredit Automobile Receivables Trust
	4.630% 06/06/12	7,317,873	7,432,119
	4.870% 12/06/10	99,326	99,366
	5.190% 11/06/11	4,804,708	4,785,346
	5.210% 10/06/11	540,287	539,394
	5.420% 08/08/11	14,869,953	15,123,102
	5.420% 05/07/12	20,428,902	20,723,922
Amresco Residential Securities Mortgage Loan Trust
	0.794% 07/25/28(f)	14,774	7,101
Capital Auto Receivables Asset Trust
	3.740% 03/15/11	5,702,020	5,758,626
	5.000% 04/15/11	602,095	610,468
	5.010% 04/16/12	12,650,000	13,123,660
	5.020% 09/15/11	5,873,785	5,981,083
Capital One Auto Finance Trust
	5.030% 04/15/12	4,839,194	4,888,336
	5.070% 07/15/11	770,024	769,979
Capital One Prime Auto Receivables Trust
	5.010% 11/15/11	14,040,352	14,213,209
	5.470% 06/15/11	2,151,418	2,176,056
Carmax Auto Owner Trust
	5.190% 12/15/11	2,727,594	2,789,252
	5.230% 12/15/11	6,237,060	6,380,424
CIT Equipment Collateral
	2.200% 06/15/11(a)	15,000,000	14,927,344
Cityscape Home Equity Loan Trust
	7.380% 07/25/28(f)	616,323	578,080
	7.410% 05/25/28	18,234	18,163
CNH Equipment Trust
	4.060% 10/17/11	5,000,000	5,071,386
CPS Auto Trust
	5.040% 09/15/11(a)	315,378	312,943

8

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Drive Auto Receivables Trust
	5.090% 06/17/13(a)	8,322,750	8,478,122
Drivetime Auto Owner Trust
	5.227% 08/15/12(a)(f)	1,095,431	1,100,662
Fifth Third Auto Trust
	4.070% 01/17/12	7,400,000	7,437,189
First Alliance Mortgage Loan Trust
	6.680% 06/25/25	73,231	55,517
	8.225% 09/20/27	193,654	150,646
First Plus Home Loan Trust
	7.720% 05/10/24(f)	26,771	26,753
Ford Credit Auto Owner Trust
	5.160% 11/15/10	1,521,463	1,532,837
	5.160% 04/15/13	10,554,000	10,864,591
	5.240% 07/15/12	997,500	1,037,312
	5.250% 09/15/11	1,500,000	1,540,733
Franklin Auto Trust
	5.360% 05/20/16	2,498,000	2,468,899
GE Equipment Midticket LLC
	4.530% 06/14/11	3,000,000	3,013,574
GS Auto Loan Trust
	5.370% 12/15/10	322,324	324,796
	5.480% 12/15/14	9,140,000	9,452,454
Harley-Davidson Motorcycle Trust
	5.100% 05/15/12	2,697,848	2,738,519
Huntington Auto Trust
	3.480% 07/15/11(a)	4,500,000	4,534,159
Hyundai Auto Receivables Trust
	5.110% 04/15/11	5,031,196	5,098,385
IMC Home Equity Loan Trust
	7.080% 08/20/28	18,632	17,139
	7.310% 11/20/28	148,651	127,726
	7.500% 04/25/26	256,939	256,289
	7.520% 08/20/28	899,367	773,728
Long Beach Auto Receivables Trust
	4.250% 04/15/12	2,173,122	2,140,241
	4.522% 06/15/12	2,414,772	2,390,726
	4.972% 10/15/11	2,226,067	2,228,783
Merrill Auto Trust Securitization
	4.270% 12/15/10	2,804,656	2,833,104
	5.500% 03/15/12	4,200,000	4,335,137
Nissan Auto Lease Trust
	5.140% 07/15/11	6,000,000	5,862,242

9

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	5.200% 05/17/10	626,409	626,805
Nissan Auto Receivables Owner Trust
	5.030% 05/16/11	932,677	948,726
Novastar Home Equity Loan
	1.094% 05/25/33(f)	2,788,268	1,844,723
Residential Asset Mortgage Products, Inc.
	0.994% 03/25/33(f)	335,014	148,740
Residential Funding Mortgage Securities II, Inc.
	0.604% 08/25/33(f)	20,827	11,900
	4.760% 07/25/28(f)	2,180,000	1,591,438
SLM Student Loan Trust
	0.689% 03/15/17(f)	1,573,792	1,519,225
	0.709% 12/15/20(f)	10,947,000	10,344,515
Terwin Mortgage Trust
	1.214% 07/25/34(f)	964,392	368,706
Triad Auto Receivables Owner Trust
	4.220% 06/12/12	7,314,958	7,324,724
	4.880% 04/12/13	21,367,994	21,504,243
	5.260% 11/14/11	231,527	232,780
UPFC Auto Receivables Trust
	4.980% 08/15/11	572,127	546,344
	5.010% 08/15/12	13,077,968	12,834,599
	5.490% 05/15/12	5,009,877	4,951,395
	5.530% 07/15/13	9,081,371	9,245,062
USAA Auto Owner Trust
	4.900% 02/15/12	1,704,304	1,735,402
Wachovia Auto Loan Owner Trust
	5.080% 04/20/12(a)	13,500,000	13,736,181

	Total Asset-Backed Securities (cost of $291,931,896)		296,645,130
Mortgage-Backed Securities — 10.1%
Federal Home Loan Mortgage Corp.
	3.705% 03/01/34(f)	1,224,892	1,238,021
	4.000% 05/01/11	2,709,751	2,784,561
	4.000% 05/01/24	5,776,424	5,782,441
	4.500% 11/01/20	2,463,926	2,538,511
	4.500% 03/01/21	5,056,506	5,170,095
	4.500% 05/01/24	4,000,000	4,084,834
	4.500% 06/01/24	9,440,000	9,640,206
	4.890% 04/01/35(f)	675,205	698,137
	5.000% 01/01/24	8,522,455	8,823,724
	5.500% 05/01/17	102,130	107,901

10

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.500% 09/01/17	361,207	381,616
	5.500% 01/01/19	10,483	11,030
	5.500% 07/01/19	393,522	414,034
	5.500% 12/01/20	4,944,370	5,186,645
	5.500% 01/01/21	9,799,287	10,279,452
	5.500% 02/01/21	8,563,559	8,969,793
	5.618% 01/01/36(f)	2,090,131	2,173,789
	5.879% 07/01/36(f)	84,720	88,902
	6.000% 03/01/17	48,805	51,943
	6.000% 04/01/17	52,139	55,492
	6.000% 06/01/17	3,369	3,586
	6.000% 08/01/17	147,076	156,535
	6.000% 08/01/21	1,385,350	1,466,869
	6.000% 09/01/21	488,434	517,175
	6.000% 10/01/21	5,547,135	5,873,549
	7.000% 11/01/28	284,520	313,434
	7.500% 09/01/15	74,355	79,334
	8.500% 07/01/30	40,260	44,253
	TBA,
	4.000% 12/31/24(h)	15,000,000	14,990,625
Federal National Mortgage Association
	2.443% 06/01/33(f)	2,313,205	2,322,053
	3.545% 03/01/34(f)	1,767,562	1,814,369
	3.750% 04/01/34(f)	1,884,806	1,912,864
	4.242% 06/01/34(f)	1,066,822	1,092,422
	4.500% 11/01/14	1,715,325	1,759,302
	4.763% 07/01/34(f)	1,944,705	1,991,505
	4.806% 06/01/35(f)	2,768,374	2,858,580
	4.878% 01/01/35(f)	1,883,527	1,951,787
	4.998% 07/01/35(f)	2,283,115	2,363,975
	5.000% 07/01/22	15,091,189	15,646,733
	5.498% 10/01/35(f)	2,399,550	2,521,080
	5.500% 05/01/21	1,131,560	1,186,653
	5.500% 11/01/21	6,883,089	7,218,209
	5.500% 01/01/24	9,228,347	9,669,924
	5.626% 04/01/36(f)	4,637,429	4,781,927
	5.755% 07/01/36(f)	107,162	112,836
	6.000% 03/01/37	3,136,400	3,272,698
	6.120% 09/01/37(f)	1,489,677	1,557,754
	6.500% 03/01/12	12,414	13,155
	7.500% 08/01/15	40,493	43,030

11

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	7.500% 10/01/28	1,481,253	1,615,470
	7.500% 01/01/29	499,618	544,889
	8.000% 05/01/15	62,130	66,218
	8.000% 01/01/16	135,788	144,733
	8.000% 08/01/30	19,132	20,876
	8.000% 05/01/31	53,245	58,097
	8.000% 07/01/31	26,285	28,648
	9.000% 04/01/16	520	529
Government National Mortgage Association
	4.250% 03/20/30(f)	59,561	60,564
	4.625% 07/20/18(f)	279,946	289,206
	5.375% 04/20/22(f)	1,630,505	1,680,612
	5.375% 06/20/29(f)	265,399	273,717
	6.500% 09/15/13	26,128	27,925
	6.500% 03/15/32	2,369	2,547
	6.500% 11/15/33	264,218	281,237
	7.000% 11/15/13	37,830	40,416
	7.000% 04/15/29	59,401	64,886
	7.000% 08/15/29	2,962	3,236
	8.000% 10/15/17	296,140	323,179
	8.500% 09/15/09	14	15
	8.500% 04/15/10	815	820
	9.000% 12/15/09	15	15
Small Business Administration
	0.875% 06/25/22(f)	189,393	187,040

	Total Mortgage-Backed Securities (cost of $157,913,779)		161,732,218
Commercial Mortgage-Backed Securities — 6.8%
Bear Stearns Commercial Mortgage Securities, Inc.
	3.869% 02/11/41	100,519	100,381
	6.480% 02/15/35	765,000	775,886
	7.590% 10/15/32(f)	5,000,000	4,276,645
CS First Boston Mortgage Securities Corp.
	3.727% 03/15/35	562,317	546,108
	4.302% 07/15/36	2,272,624	2,268,049
	4.512% 07/15/37	1,000,000	978,202
	4.938% 12/15/40	1,425,896	1,431,362
First Union National Bank Commercial Mortgage
	6.141% 02/12/34	3,175,000	3,184,500
	7.390% 12/15/31	4,649,221	4,677,811
GE Capital Commercial Mortgage Corp.
	4.970% 08/11/36	1,870,832	1,886,575

12

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	6.070% 06/10/38	14,600,000	14,680,245
GS Mortgage Securities Corp. II
	4.475% 07/10/39	3,000,000	2,925,109
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.334% 07/15/42	37,748	37,696
	4.914% 07/12/37	3,886,488	3,923,547
	5.035% 12/15/44	2,247,657	2,263,828
	5.538% 02/12/49	11,593,646	11,722,580
	5.651% 06/15/49	1,972,295	1,996,154
JPMorgan Commercial Mortgage Finance Corp.
	6.812% 01/15/30	8,428,000	8,468,372
LB Commercial Conduit Mortgage Trust
	7.020% 06/15/31	3,900,000	3,891,864
LB-UBS Commercial Mortgage Trust
	5.611% 04/15/41	2,562,384	2,608,803
	5.642% 12/15/25	2,235,072	2,288,558
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.581% 12/15/30(f)	5,013,144	77,171
Merrill Lynch Mortgage Trust
	4.446% 09/12/42	84,276	84,186
Morgan Stanley Capital I
	4.690% 06/13/41	1,058,788	1,054,267
	5.257% 12/15/43	3,564,330	3,596,968
	5.283% 11/12/41	1,372,000	1,304,261
Morgan Stanley Dean Witter Capital I
	5.080% 09/15/37	5,000,000	4,794,484
	5.980% 01/15/39	3,350,000	3,414,112
Nomura Asset Securities Corp.
	6.590% 03/15/30	78,710	78,804
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	258,342	258,727
Prudential Securities Secured Financing Corp.
	7.604% 06/16/31(f)	11,446,000	11,414,909
	7.604% 06/16/31(f)	1,430,000	1,420,347
Salomon Brothers Mortgage Securities VII
	6.428% 12/18/35	1,095,942	1,116,250
Wachovia Bank Commercial Mortgage Trust
	5.323% 10/15/48	5,599,037	5,641,514

	Total Commercial Mortgage-Backed Securities (cost of $110,404,226)		109,188,275

13

		Par ($)	Value ($)
Collateralized Mortgage Obligations — 16.7%
AGENCY — 9.8%
Federal Home Loan Mortgage Corp.
	3.500% 01/15/17	2,514,509	2,565,693
	4.000% 09/15/15	1,480,249	1,503,585
	4.250% 04/15/33	2,524,660	2,579,091
	4.500% 12/15/14	2,444,879	2,473,457
	4.500% 03/15/17	1,110,532	1,142,516
	4.500% 08/15/28	2,167,391	2,234,809
	5.000% 10/15/27	686,966	692,502
	5.350% 05/15/29	9,478,343	9,836,419
	5.500% 08/15/13	565,818	582,242
	5.500% 11/15/21	5,193,052	5,374,089
	5.500% 04/15/26	1,555,463	1,603,880
	5.500% 12/15/26	5,328,071	5,458,755
	5.500% 10/15/27	2,712,474	2,790,630
	5.500% 01/15/29	6,079,000	6,293,290
	5.500% 10/15/29	2,619,571	2,696,574
	6.000% 03/15/19	1,686,570	1,722,324
	6.000% 06/15/25	3,091,124	3,168,142
	6.000% 09/15/27	11,633,558	12,002,817
	6.000% 06/15/31	80,120	80,936
	7.000% 06/15/22	89,611	96,374
	I.O.,
	5.500% 05/15/27	106,210	1,299
Federal National Mortgage Association
	(i) 05/25/23	987,927	836,750
	4.000% 04/25/26	2,655,472	2,661,559
	4.250% 03/25/22	4,869,672	5,000,920
	4.500% 11/25/21	4,965,934	5,122,314
	4.500% 03/25/23	12,510,625	12,919,469
	4.500% 12/25/23	9,712,628	10,065,095
	5.000% 04/25/16	780,668	791,256
	5.000% 12/25/16	3,642,524	3,744,672
	5.000% 11/25/24	12,982,769	13,497,108
	5.000% 12/25/24	14,962,203	15,517,476
	5.000% 04/25/31	1,905,975	1,949,371
	5.000% 09/25/33	3,518,804	3,703,205
	5.125% 10/15/15	2,799,134	2,873,199
	5.500% 12/25/29	4,092,313	4,256,736
	5.500% 06/25/30	1,412,362	1,468,697
Government National Mortgage Association
	4.500% 08/20/35	434,557	450,805
	5.000% 05/16/27	285,364	289,658
	5.000% 06/20/28	6,768,354	6,851,234
	AGENCY TOTAL		156,898,948

14

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — 6.9%
Bank of America Mortgage Securities
	4.577% 03/25/34(f)	2,936,540	2,561,013
	5.088% 11/25/35(f)	1,507,477	1,037,000
	5.250% 02/25/18	253,961	254,167
Bear Stearns Adjustable Rate Mortgage Trust
	4.744% 04/25/34(f)	542,360	336,860
Bear Stearns Alt-A Trust
	5.101% 09/25/34(f)	1,548,491	1,091,067
Chase Mortgage Finance Corp.
	5.999% 03/25/37(f)	685,525	479,514
Countrywide Alternative Loan Trust
	0.714% 03/25/34(f)	366,145	277,768
	5.250% 08/25/35	4,673,197	3,843,394
	5.500% 07/25/34	1,523,645	1,458,862
Countrywide Home Loan Mortgage Pass Through Trust
	0.814% 03/25/34(f)	2,030,684	1,565,087
	5.500% 09/25/35	15,916,706	14,527,916
Credit Suisse Mortgage Capital Certificates
	5.750% 02/25/36	2,323,257	2,296,463
GMAC Mortgage Corporation Loan Trust
	0.814% 05/25/18(f)	1,716,418	1,584,805
IMPAC CMB Trust
	0.694% 08/25/35(f)	1,078,382	209,409
JPMorgan Mortgage Trust
	5.676% 04/25/37(f)	9,242,656	6,674,683
	5.755% 04/25/36(f)	12,160,748	9,437,986
	6.041% 10/25/36(f)	11,263,709	8,845,677
MASTR Asset Securitization Trust
	5.750% 05/25/36	8,650,884	8,324,816
Residential Accredit Loans, Inc.
	0.914% 07/25/32(f)	27,143	19,271
Structured Adjustable Rate Mortgage Loan Trust
	5.808% 07/25/36(f)	3,467,943	1,812,543
Structured Asset Securities Corp.
	5.500% 05/25/33	243,022	191,298
	5.500% 07/25/33	140,764	140,173
	5.750% 04/25/33	1,824,275	1,579,822

15

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON-AGENCY — (CONTINUED)
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	2,417,825	1,808,038
Washington Mutual Mortgage Pass-Through Certificates
	5.523% 01/25/37(f)	16,569,429	12,305,323
	5.602% 11/25/36(f)	11,138,167	7,631,159
	5.805% 07/25/37(f)	9,561,562	5,538,387
	6.052% 10/25/36(f)	6,511,019	4,523,709
Wells Fargo Mortgage Backed Securities Trust
	4.500% 08/25/18	1,013,920	967,240
	4.958% 09/25/35(f)	3,328,346	2,952,978
	5.241% 04/25/36(f)	6,469,029	4,743,800
	5.250% 08/25/33	548,722	549,559
NON-AGENCY TOTAL			109,569,787

	Total Collateralized Mortgage Obligations (cost of $295,278,914)		266,468,735
Short-Term Obligations — 8.4%
REPURCHASE AGREEMENT — 7.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by U.S. Government Agency obligations with various maturities to 07/28/14, market value $127,581,480 (repurchase proceeds $125,077,104)	125,077,000	125,077,000
U.S. GOVERNMENT AGENCY — 0.6%
Federal Home Loan Bank
	5.375% 07/17/09	9,500,000	9,521,651

	Total Short-Term Obligations (cost of $134,578,392)		134,598,651

	Total Investments — 102.0% (cost of $1,647,657,363)(j)(k)		1,632,182,793

	Other Assets & Liabilities, Net — (2.0)%		(31,996,532)

	Net Assets — 100.0%		1,600,186,261

16

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.   The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

17

The Fund has implemented Financial Accounting Standards Board “(FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
BASIC MATERIALS
Chemicals	$—	$5,163,503	$—	$5,163,503
Iron/Steel	—	2,613,375	—	2,613,375
BASIC MATERIALS Total	—	7,776,878	—	7,776,878
COMMUNICATIONS
Media	—	13,926,457	—	13,926,457
Telecommunication Services	—	40,253,766	—	40,253,766
COMMUNICATIONS TOTAL	—	54,180,223	—	54,180,223
CONSUMER CYCLICAL
Retail	—	3,701,184	—	3,701,184
CONSUMER CYCLICAL Total	—	3,701,184	—	3,701,184
CONSUMER NON-CYCLICAL
Beverages	—	11,792,542	—	11,792,542
Cosmetics/Personal Care	—	202,564	—	202,564
Food	—	4,666,917	—	4,666,917
Healthcare Services	—	3,680,479	—	3,680,479
Pharmaceuticals	—	20,051,238	—	20,051,238
CONSUMER NON-CYCLICAL TOTAL	—	40,393,740	—	40,393,740
ENERGY
Oil & Gas	—	17,487,436	—	17,487,436
Oil & Gas Services	—	3,575,543	—	3,575,543
Pipelines	—	15,586,093	—	15,586,093
ENERGY TOTAL	—	36,649,072	—	36,649,072
FINANCIALS
Banks	—	134,502,988	—	134,502,988
Diversified Financial Services	—	40,478,740	—	40,478,740
Insurance	—	28,691,443	—	28,691,443
Real Estate Investment Trusts (REITs)	—	5,287,033	—	5,287,033
FINANCIALS Total	—	208,960,204	—	208,960,204
INDUSTRIALS
Aerospace & Defense	—	2,922,429	—	2,922,429
Machinery	—	6,340,493	—	6,340,493
Transportation	—	6,215,012	—	6,215,012
INDUSTRIALS Total	—	15,477,934	—	15,477,934
TECHNOLOGY
Computers	—	7,585,165	—	7,585,165
Networking & Telecom Equipment	—	5,024,402	—	5,024,402
Software	—	4,193,200	—	4,193,200
TECHNOLOGY TOTAL	—	16,802,767	—	16,802,767
UTILITIES
Electric	—	33,810,290	—	33,810,290
Gas	—	10,464,965	—	10,464,965
UTILITIES Total	—	44,275,255	—	44,275,255
Total Corporate Fixed-Income Bonds & Notes	—	428,217,257	—	428,217,257
Government & Agency Obligations
FOREIGN GOVERNMENT OBLIGATIONS	—	31,281,896	—	31,281,896
U.S. Government Agencies	—	44,238,425	—	44,238,425
U.S. Government Obligations	159,812,206	—	—	159,812,206
Total Government & Agency Obligations	159,812,206	75,520,321	—	235,332,527
Asset-Backed Securities	—	281,717,786	14,927,344	296,645,130
Mortgage-Backed Securities	14,990,625	146,741,593	—	161,732,218
Commercial Mortgage-Backed Securities	—	109,188,275	—	109,188,275
Collateralized Mortgage Obligations
Agency	—	156,898,948	—	156,898,948
Non — Agency	—	109,569,787	—	109,569,787
Total Collateralized Mortgage Obligations	—	266,468,735	—	266,468,735
Short-Term Obligations
Repurchase Agreement	—	125,077,000	—	125,077,000
U.S. Government Agency	—	9,521,651	—	9,521,651
Total Short-Term Obligations	—	134,598,651	—	134,598,651
Total Investments	174,802,831	1,457,379,962	14,927,344	1,632,182,793

Futures contracts	(13,114)	—	—	(13,114)
Total	$174,789,717	$1,457,379,962	$14,927,344	$1,632,169,679

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.
The following table reconciles asset balances for the three months ended June 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value.

18

Asset Valuation Inputs

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2009
Asset-Backed Securities
ASSET BACKED
OTHER ASSET BACKED
	$5,000,000	$7	$—	$71,379	$—	$—	$—	$(5,071,386)	$—	$—
	—	—	—	(71,373)	14,998,717	—	—	—	14,927,344	(71,373)
	4,503,516	28	—	30,615	—	—	—	(4,534,159)	—	—
Collateralized Mortgage Obligations
Non - Agency
2ND MORTGAGES
	84,400	(4)	(40,304)	36,497	—	(80,589)	—	—	—	—
	1,107	26	(2,473)	2,057	—	(717)	—	—	—	—

	$9,589,023	$57	$(42,777)	$69,175	$14,998,717	$(81,306)	$—	$(9,605,545)	$14,927,344	$(71,373)

19

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

	The change in unrealized losses attributable to securities owned at June 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $71,373.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, amounted to $67,742,659, which represents 4.2% of net assets.

(b)	Investments in affiliates during the three months ended June 30, 2009:

	Security name: Countrywide Home Loans, Inc., 4.125% 09/15/09.

	Par as of 03/31/09:	$4,625,000
	Par purchased:	$—
	Par sold:	$—
	Par as of 06/30/09:	$4,625,000
	Net realized gain/loss:	$—
	Dividend income earned:	$—
	Value at end of period:	$4,640,077

	Security name: Merrill Lynch & Co., Inc. 6.150% 04/25/13.

	Par as of 03/31/09:	$2,000,000
	Par purchased:	$—
	Par sold:	$—
	Par as of 06/30/09:	$2,000,000
	Net realized gain/loss:	$—
	Dividend income earned:	$—
	Value at end of period:	$2,002,826

	Merrill Lynch & Co., Inc. became an affilate on January 1, 2009.

(c)	Security is guaranteed by the Federal Deposit Insurance Company.

20

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2009, the value of this security represents 0.1% of net assets.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $858,400, which represents 0.1% of net assets.

(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(g)	The security or a portion of the security is pledged as collateral for open futures contracts. At June 30, 2009, the total market value of securities pledged amounted to $1,212,505.

(h)	Security purchased on a delayed delivery basis.

(i)	Zero coupon bond.

(j)	Cost for federal income tax purposes is $1,647,657,363.

(k)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$27,787,773	$(43,262,343)	$(15,474,570)

At June 30, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
5 Year U.S. Treasury Note	805	$92,348,594	$92,571,328	Sept-2009	$(222,734)

At June 30, 2009, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
2 Year U.S. Treasury Note	463	$100,109,281	$100,318,901	Sept-2009	$209,620

Acronym	Name

I.O.	Interest Only
TBA	To Be Announced

21

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Short-Term Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 79.6%
EDUCATION — 3.3%
Education — 3.3%
DE University of Delaware
	Series 2009 A,
	2.000% 11/01/37(a)	10,750,000	10,796,010
FL University Athletic Association, Inc.
	Series 2006,
	LOC: SunTrust Bank
	3.800% 10/01/31(a)	3,510,000	3,515,862
GA Private Colleges & Universities Authority
	Emory University,
	Series 2008 B,
	5.000% 09/01/11	7,400,000	8,012,424
IL Educational Facilities Authority
	University of Chicago,
	Series 1998,
	4.050% 07/01/25(a)(b)	5,650,000	5,686,499
IN St. Joseph County Educational Facilities Revenue
	University Notre Dame Du Lac,
	Series 2005,
	3.875% 03/01/40(a)	6,700,000	6,954,600
NJ Educational Facilities Authority
	Princeton University,
	Series 2008 K,
	5.000% 07/01/11	2,965,000	3,203,267
NY Troy Industrial Development Authority
	Rensselaer Polytechnic Institute,
	Series 2002 E,
	4.050% 04/01/37(a)	2,500,000	2,535,500
PA University of Pittsburgh
	Series 2007,
	5.000% 08/01/10	10,125,000	10,484,033
	Series 2009 A,
	4.000% 09/15/10	4,720,000	4,898,274
Education Total			56,086,469
EDUCATION TOTAL			56,086,469
HEALTH CARE — 7.2%
Hospitals — 7.2%
AZ Health Facilities Authority
	Banner Health System,
	Series 2008 D,
	5.000% 01/01/12	2,000,000	2,084,940
CA City of Newport Beach CA
	Hoag Memorial Hospital,
	Series 2009 B,
	4.000% 12/01/38(a)	5,500,000	5,630,570

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2009 C,
	5.000% 07/01/37(a)	15,250,000	15,892,787
CA Statewide Communities Development Authority
	Kaiser Hospital Asset Mgmt,
	Series 2002 E,
	4.000% 11/02/36(a)	15,830,000	16,246,012
CO Health Facilities Authority
	Catholic Health Initiatives:
	Series 2008 C-4,
	3.750% 10/01/41(a)	5,000,000	5,031,700
	Series 2008 C-6,
	3.950% 09/01/36(a)	4,125,000	4,166,910
	Series 2008 D,
	5.250% 10/01/38	2,500,000	2,634,300
IL Finance Authority
	Advocate Healthcare Network,
	Series 2008 A3,
	3.875% 11/01/30(a)	2,250,000	2,265,660
	Northwestern Memorial Hospital,
	Series 2009 A:
	5.000% 08/15/11	2,450,000	2,587,666
	5.000% 08/15/12	5,130,000	5,527,524
	5.000% 08/15/13	3,500,000	3,758,335
IN Finance Authority
	Ascension Health,
	Series 2008 E-4,
	3.500% 11/15/36(a)	5,350,000	5,406,068
IN Health Facility Financing Authority
	Ascension Health,
	Series 2001 A2,
	3.750% 11/15/36(a)	9,675,000	9,737,887
MA Health & Educational Facilities Authority
	Caregroup Inc.,
	Series 2008 E-2,
	5.000% 07/01/12	2,500,000	2,572,925
MA Industrial Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 1989 A-2,
	(c) 08/01/10	5,750,000	5,677,378
MD Health & Higher Educational Facilities Authority
	Johns Hopkins Hospital,
	Series 2008,
	5.000% 05/15/42(a)	4,450,000	4,702,004
MI Kent Hospital Financial Authority
	Spectrum Health,
	Series 2008 A,
	5.000% 01/15/47(a)	1,300,000	1,335,815

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
NV Reno Hospital
	Renown Regional Medical Center Project,
	Series 2007 A:
	5.000% 06/01/11	650,000	660,621
	5.000% 06/01/12	815,000	826,850
	5.000% 06/01/13	500,000	505,615
OK Development Finance Authority
	Integris Baptist Medical Center,
	Series 2008 B,
	5.000% 08/15/11	4,590,000	4,867,190
PA Allegheny County Hospital Development Authority
	University of Pittsburgh Medical Center,
	Series 2008 A,
	5.000% 09/01/11	2,600,000	2,721,836
PA WA County Hospital Authority
	Washington Hospital,
	Series 2007 A
	LOC: Wachovia Bank N.A.
	2.100% 07/01/37(a)	4,200,000	4,200,000
TX Harris County Cultural Education Facilities Finance Corp.
	Methodist Hospital,
	Series 2009 B1,
	5.000% 12/01/28(a)	10,000,000	10,458,700
TX Tarrant County Cultural Education Facilities Finance Corp.
	Scott and White Memorial Hospital,
	Series 2008,
	5.000% 08/15/11	1,275,000	1,322,162
Hospitals Total			120,821,455
HEALTH CARE TOTAL			120,821,455
HOUSING — 3.2%
Multi-Family — 2.0%
CT Housing Finance Authority
	Series 2008 D,
	4.750% 05/15/18	7,000,000	7,266,140
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	Guarantor: FNMA
	4.350% 12/01/31(a)	3,060,000	3,216,519
IL State Housing Development Authority
	Series 2006 G,
	3.900% 01/01/10	1,595,000	1,610,807
KY Housing Corp.
	Clarksdale Rental III Limited,
	Series 2007, AMT,
	LOC: JPMorgan Chase Bank
	4.000% 09/01/09	4,400,000	4,413,948

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (CONTINUED)
Multi-Family — (continued)
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	4.250% 07/01/10	6,630,000	6,718,179
NY City Housing Development Corp.
	Series 2009 C2,
	5.000% 11/01/11	10,000,000	10,451,800
Multi-Family Total			33,677,393
Single-Family — 1.2%
DE Housing Authority
	Single Family Mortgage,
	Series 2008 B,
	4.250% 07/01/33	6,000,000	6,036,960
MI State Housing Development Authority
	Series 2009 C AMT,
	3.150% 12/01/10	3,830,000	3,829,885
VA Housing Development Authority Commonwealth Mortgage
	Series 2004 A Subser A-2, AMT,
	3.450% 07/01/09	2,580,000	2,580,103
	Series 2004 A Subser A-3, AMT,
	3.850% 04/01/10	2,400,000	2,418,072
VA Housing Development Authority
	Series 2004 A, AMT:
	3.700% 10/01/09	2,960,000	2,971,603
	3.900% 10/01/10	2,740,000	2,773,949
Single-Family Total			20,610,572
HOUSING TOTAL			54,287,965
OTHER — 10.6%
Oil & Gas — 0.8%
IN City of Whiting
	BP PLC,
	Series 2008,
	2.800% 06/01/44(a)	13,250,000	13,239,533
Oil & Gas Total			13,239,533
Other — 1.1%
CA Infrastructure & Economic Development Bank
	J. Paul Getty Trust:
	Series 2007 A3,
	2.250% 10/01/47(a)	5,175,000	5,242,689
	Series 2007 A4,
	1.650% 10/01/47(a)	2,325,000	2,326,976
OH American Municipal Power, Inc.
	Series 2007 A,
	GTY AGMT: Goldman Sachs Group, Inc.
	5.000% 02/01/10	3,000,000	3,019,110

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Other — (continued)

TN Energy Acquisition Corporation
	Series 2006 A,
	5.000% 09/01/09	3,750,000	3,756,675
TX Municipal Gas Acquisition & Supply Corp. Il
	Series 2007,
	0.822% 09/15/10(a)	2,505,000	2,407,305
TX Municipal Gas Acquisition & Supply Corp.
	Series 2006 A,
	5.000% 12/15/10	1,500,000	1,484,535
Other Total			18,237,290
Pool/Bond Bank — 0.1%
MI Municipal Bond Authority
	Series 2003 A,
	5.250% 06/01/10	1,900,000	1,964,277
Pool/Bond Bank Total			1,964,277
Refunded/Escrowed(d) — 8.5%
CA Statewide Communities Development Authority
	Corporate Fund for Housing,
	Series 1999 A,
	Pre-refunded 12/01/09,
	6.500% 12/01/29	11,475,000	12,052,307
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/30	6,955,000	7,206,215
IL Chicago Water Revenue
	Series 2000,
	Pre-refunded 11/01/10,
	5.875% 11/01/30	4,000,000	4,309,120
IL Health Facilities Authority
	Riverside Health Systems,
	Series 2000,
	Pre-refunded 11/15/10,
	6.850% 11/15/29	4,000,000	4,369,040
LA State
	Series 2000 A,
	Pre-refunded 11/15/10,
	Insured: FGIC
	5.250% 11/15/17	5,005,000	5,316,812
MO State Health & Educational Facilities Authority
	SSM Healthcare System,
	Series 2001 A,
	Pre-refunded 06/01/11,
	5.250% 06/01/28	2,000,000	2,175,020

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(d) — (continued)
MS State
	Capital Improvements,
	Series 2002,
	Pre-refunded 11/01/12,
	Insured: FGIC
	5.250% 11/01/13	7,925,000	8,814,423
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 06/01/42	6,425,000	7,320,131
OH County of Hamilton
	Series 2000 B,
	Pre-refunded 12/01/10,
	5.250% 12/01/32	8,845,000	9,416,652
OK Development Finance Authority
	Hillcrest Health Medical Center,
	Series 1999,
	Pre-refunded 08/15/09,
	5.625% 08/15/29	15,500,000	15,753,735
PA Philadelphia
	Series 2001,
	Pre-refunded 03/15/11,
	Insured: FSA
	5.000% 09/15/31	8,000,000	8,530,800
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/16	5,475,000	6,348,372
TX City of Wichita Falls
	Series 2001,
	Pre-refunded 08/01/11,
	5.375% 08/01/20	1,500,000	1,635,555
TX County of Bexar
	Series 2000,
	Pre-refunded 08/15/10,
	Insured: NPFGC
	5.750% 08/15/22	9,915,000	10,475,098
TX State Turnpike Authority
	Series 1996
	Escrowed to maturity,
	Insured: AMBAC
	(c) 01/01/11	2,500,000	2,448,850
VA Southeastern Public Services Authority
	Series 1993 A,
	Escrowed to Maturity,
	Insured: NPFGC
	5.250% 07/01/10	3,000,000	3,116,940
WI Badger TOB Asset Securitization Corp.
	Pre-Refunded to Various Dates,
	Series 2002,
	6.125% 06/01/27	11,690,000	12,697,210
	Series 2002,
	6.000% 06/01/17	20,000,000	22,161,200
Refunded/Escrowed Total			144,147,480

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Tobacco — 0.1%
NJ Tobacco Settlement Financing Corporation
	Series 2007 1-A,
	4.125% 06/01/10	2,000,000	1,991,960
Tobacco Total			1,991,960
OTHER TOTAL			179,580,540
OTHER REVENUE — 0.4%
Recreation — 0.4%
FL State Board of Education
	Series 2006 A
	Insured: AMBAC
	5.000% 07/01/12	6,150,000	6,608,728
Recreation Total			6,608,728
OTHER REVENUE TOTAL			6,608,728
RESOURCE RECOVERY — 0.7%
Resource Recovery — 0.7%
MD Northeast Waste Disposal Authority
	Series 2003, AMT,
	Insured: AMBAC
	5.500% 04/01/11	8,425,000	8,837,404
MS Business Finance Corp.
	Waste Management, Inc.,
	Series 2002, AMT,
	4.400% 03/01/27(a)	2,375,000	2,344,101
Resource Recovery Total			11,181,505
RESOURCE RECOVERY TOTAL			11,181,505
TAX-BACKED — 33.8%
Local Appropriated — 0.5%
FL Palm Beach County School Board
	Series 2002 E,
	Insured: AMBAC
	5.250% 08/01/12	7,625,000	8,141,975
SC Town of Newberry
	Series 2005,
	5.000% 12/01/09	600,000	605,166
Local Appropriated Total			8,747,141
Local General Obligations — 11.0%
AK North Slope Borough
	Series 2000 B,
	Insured: NPFGC
	(c) 06/30/11	11,850,000	11,385,361
	Series 2008 A,
	4.000% 06/30/10	3,695,000	3,808,732

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
CA County of Santa Cruz
	Series 2008,
	3.000% 07/06/09	13,100,000	13,103,733
CA Long Beach Unified School District
	Series 2009 A:
	4.000% 08/01/10	2,710,000	2,803,793
	4.000% 08/01/11	2,150,000	2,273,088
	5.000% 08/01/11	1,650,000	1,777,991
CA Los Angeles Unified School District
	Series 2007,
	5.000% 07/01/10	5,015,000	5,208,479
FL Miami Dade County School District
	Series 1996,
	Insured: NPFGC
	5.000% 07/15/11	5,895,000	6,206,138
GA Lowndes County School District
	Series 2007,
	5.000% 02/01/11	2,700,000	2,869,317
GA Richmond County Board of Education
	Series 2007,
	5.000% 10/01/10	2,000,000	2,104,740
GA Whitfield County School District
	Series 2009,
	5.000% 04/01/11	3,250,000	3,459,982
HI City & County of Honolulu
	Series 1993 B,
	8.000% 10/01/10	7,140,000	7,766,178
IL Chicago Board Education
	Series 1999 A,
	Insured: FGIC
	(c) 12/01/11	4,500,000	4,206,240
IL City of Chicago
	Series 2001,
	Insured: FGIC
	5.500% 01/01/31	2,000,000	2,136,700
KA Sedgwick County Unified School District Number 259
	Series 2001,
	Insured: FSA
	5.500% 09/01/11	5,100,000	5,573,076
MA City of Cambridge
	Series 2009,
	2.000% 03/15/11	2,715,000	2,766,476
MA Town of Plymouth
	Series 2009,
	3.000% 05/15/11	3,195,000	3,313,151

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
MD County of Prince Georges
	Series 2006,
	5.000% 09/15/10	4,900,000	5,157,838
MI Kent County Refuse Disposal Systems
	Series 2006 A,
	5.000% 11/01/10	7,605,000	8,030,956
MO St. Louis County Rockwood School District Number R-6
	Series 2001,
	5.250% 02/01/11	3,500,000	3,738,980
NM Albuquerque Municipal School District Number 12
	Series 2008,
	4.000% 08/01/10	6,300,000	6,534,675
NM City of Albuquerque
	Series 2009 A,
	3.000% 07/01/11	6,085,000	6,322,011
NV Clark County School District
	Series 2003 D,
	Insured: NPFGC
	5.250% 06/15/10	4,000,000	4,165,360
NY New York
	Series 2007 E,
	5.000% 08/01/10	7,045,000	7,359,489
SC Beaufort County School District
	Series 2009 A,
	3.000% 03/01/10	5,100,000	5,189,454
TN County of Rutherford
	Series 2009,
	4.000% 04/01/12	10,000,000	10,585,300
TN Sevier County Public Building Authority
	Series 2009,
	4.000% 06/01/11	7,500,000	7,798,575
TN Shelby County
	Public Improvement,
	Series 2001 A,
	5.000% 04/01/11	6,250,000	6,685,500
TX Denver City Independent School District
	Series 2009,
	2.500% 02/15/11	3,785,000	3,860,246
TX Montgomery County
	Series 2006 B,
	SPA: DEPFA Bank, PLC
	5.000% 03/01/29(a)	2,500,000	2,589,350
TX Plano Independent School District
	Series 2002,
	5.000% 02/15/12	3,335,000	3,649,657
	Series 2004,
	5.000% 02/15/12	7,000,000	7,660,450

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
VA City of Newport News
	Series 2009 B,
	3.250% 09/01/11	6,095,000	6,378,174
WA City of Seattle
	Series 2009,
	4.000% 05/01/11	8,655,000	9,115,879
Local General Obligations Total			185,585,069
Special Non-Property Tax — 5.8%
AR Fayetteville
	Series 2005 B,
	Insured: NPFGC
	4.000% 12/01/11	6,830,000	7,249,225
CT State
	Series 1991 B,
	6.500% 10/01/10	3,905,000	4,174,211
	Series 2001 B,
	5.375% 10/01/14	15,780,000	17,032,932
FL Department of Environmental Protection
	Series 2008 A,
	5.000% 07/01/11	4,865,000	5,127,613
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.000% 07/01/10	18,450,000	18,865,309
FL Pasco County School District Sales Tax Revenue
	Series 2007,
	Insured: FSA
	5.000% 10/01/10	4,500,000	4,725,135
FL St. Lucie County School District Sales Tax Revenue
	Series 2006,
	Insured: FGIC
	5.000% 10/01/09	1,000,000	1,007,460
FL St. Petersburg Public Improvement Revenue
	Series 2001,
	Insured: NPFGC
	5.000% 02/01/10	3,035,000	3,092,635
LA Facilities Authority Revenue
	Hurricane Recovery Program,
	Series 2007,
	Insured: AMBAC
	5.000% 06/01/11	3,000,000	3,125,820
MA School Building Authority
	Series 2005 A,
	Insured: FSA
	5.000% 08/15/12	6,100,000	6,723,359

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — (continued)
NM State
	Series 2006 A,
	4.000% 07/01/13	3,000,000	3,126,240
	Series 2009 A,
	5.000% 07/01/14(b)	7,895,000	8,896,954
NY Local Government Assistance Corp.
	Series 2001 A-1,
	5.000% 04/01/11	9,300,000	9,929,424
NY New York City Transitional Finance Authority
	Series 2009 A,
	5.000% 11/01/11	4,830,000	5,229,586
Special Non-Property Tax Total			98,305,903
State Appropriated — 5.3%
AZ School Facilities Board
	Series 2008,
	5.500% 09/01/13	8,000,000	8,680,960
KS Development Finance Authority
	Series 2004 F,
	Insured: AMBAC
	5.250% 10/01/11	2,250,000	2,413,822
KY Property & Buildings Commission
	Series 2008,
	5.000% 11/01/10	4,560,000	4,782,072
NJ Economic Development Authority
	Series 2008 W,
	5.000% 09/01/11	4,705,000	4,978,972
NY State Dormitory Authority
	Mental Health Services Facilities:
	Series 2008 B,
	4.000% 02/15/10	2,330,000	2,374,829
	Series 2008 E,
	5.000% 02/15/11	2,170,000	2,278,522
	Series 2009,
	5.000% 02/15/13	13,505,000	14,401,867
NY Thruway Authority
	Series 2008,
	5.000% 04/01/12	5,245,000	5,662,764
NY Urban Development Corp.
	Series 2002 A,
	5.500% 01/01/17(a)	11,885,000	12,420,182
OH Major New State Infrastructure
	Series 2008-1,
	5.000% 06/15/12	2,200,000	2,409,044
OR Department of Administrative Services
	Series 2002 B:
	Insured: FSA
	5.250% 05/01/15	6,020,000	6,407,327
	Insured: NPFGC
	5.250% 05/01/16	6,085,000	6,419,858

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
State Appropriated — (continued)
	Series 2004 A,
	Insured: FSA
	5.000% 04/01/11	5,010,000	5,343,666
	Series 2009 A,
	3.000% 04/01/11	2,000,000	2,064,000
VA Public Building Authority
	Series 2008,
	5.000% 08/01/11	9,000,000	9,722,970
State Appropriated Total			90,360,855
State General Obligations — 11.2%
CA Economic Recovery
	Series 2004 A,
	Insured: NPFGC
	5.000% 07/01/10	9,445,000	9,786,248
	Series 2008 B,
	5.000% 07/01/23(a)	7,650,000	7,937,707
CA State
	Series 2004,
	5.000% 04/01/11	1,850,000	1,940,188
CT State
	Series 2004 C,
	Insured: FGIC
	5.000% 04/01/11	5,000,000	5,348,400
	Series 2007,
	5.000% 03/15/11	3,600,000	3,846,744
	Series 2009 B,
	4.000% 06/01/11	21,000,000	22,139,040
DC District Columbia
	Series 2007 C,
	4.000% 06/01/10	4,025,000	4,138,586
DE State
	Series 2009,
	3.500% 01/01/11	9,450,000	9,827,527
FL Board of Education
	Series 2003 I,
	5.000% 06/01/10	9,420,000	9,798,872
	Series 2005 A,
	5.000% 06/01/11	4,090,000	4,374,541
GA State
	Series 1994 D,
	6.800% 08/01/11	3,000,000	3,350,070
IL State
	Series 2002,
	5.250% 10/01/14	5,000,000	5,421,900
	Series 2009,
	3.000% 04/01/11	6,000,000	6,155,040

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
State General Obligations — (continued)
LA State
	Series 2005 A,
	Insured: NPFGC
	5.000% 08/01/12	10,000,000	10,935,800
MD State
	Series 2004,
	5.000% 02/01/11	4,750,000	5,060,555
MI State
	Series 2008 A,
	5.000% 05/01/12	3,670,000	3,901,944
NC State
	Series 2007 A,
	5.000% 03/01/11	7,500,000	8,012,325
NJ State
	Series 1992 D,
	6.000% 02/15/11	7,770,000	8,375,516
PA State
	Series 2001,
	5.000% 01/15/12(b)	12,500,000	13,326,875
	Series 2002,
	Insured: FSA
	5.000% 05/01/10	10,000,000	10,381,800
TX State
	Series 2000 AMT,
	Insured: Guarantee Student Loan,
	5.750% 08/01/13	7,325,000	7,533,543
	Series 2008,
	5.000% 10/01/10	4,275,000	4,498,326
WA State
	Series 2007 C,
	5.000% 01/01/10	8,455,000	8,649,719
	Series 2007 D,
	4.500% 01/01/10	7,400,000	7,551,848
WV State
	Sereis 2005,
	Insured: FGIC
	5.000% 06/01/11	5,700,000	6,104,757
State General Obligations Total			188,397,871
TAX-BACKED TOTAL			571,396,839
TRANSPORTATION — 10.7%
Air Transportation — 0.6%
OH Dayton Special Facilities
	United Parcel Service, Inc.:
	Series 1996 D, AMT,
	6.200% 10/01/09	2,575,000	2,589,368
	Series 1996 E,
	6.050% 10/01/09	2,000,000	2,022,600
	Series 1996 F,
	6.050% 10/01/09	3,000,000	3,033,900

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (CONTINUED)
Air Transportation — (continued)
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 2001,
	5.000% 09/01/09	2,310,000	2,310,116
Air Transportation Total			9,955,984
Airports — 4.3%
AZ Phoenix Civic Improvement Corp.
	Series 2002 B AMT,
	Insured: NPFGC
	5.750% 07/01/17	6,000,000	6,036,060
	Series 2005 B,
	Insured: NPFGC
	5.000% 07/01/11	4,500,000	4,816,980
	Series 2008 D, AMT,
	5.250% 07/01/11	2,600,000	2,677,922
CO Denver City & County Airport
	Series 2008 A1, AMT,
	5.000% 11/15/11	5,000,000	5,137,350
DC Metropolitan Washington Airports Authority
	Series 2007 B, AMT,
	Insured: AMBAC:
	5.000% 10/01/10	7,000,000	7,246,330
	5.000% 10/01/11	5,000,000	5,261,850
FL Broward County Airport Systems Revenue
	Series 1998 G, AMT,
	Insured: AMBAC
	4.500% 10/01/11	3,300,000	3,331,977
FL Greater Orlando Aviation Authority
	Series 2008 A, AMT,
	Insured: FSA
	5.000% 10/01/10	5,625,000	5,810,400
FL Miami Dade County Aviation
	Miami International Airport,
	Series 2007 D,
	Insured: FSA
	5.000% 10/01/10	1,745,000	1,812,793
KY Louisville Kentucky Regional Airport Authority
	Series 2008 A, AMT,
	Insured: FSA
	5.000% 07/01/12	2,935,000	3,057,331
MN Minneapolis - St. Paul Metropolitan Airports Commission
	Series 2008 A, AMT,
	5.000% 01/01/11	1,805,000	1,845,901

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (CONTINUED)
Airports — (continued)
NV Clark County Airport
	Series 2006 A,
	Insured: AMBAC
	5.000% 07/01/10	6,750,000	6,977,205
PA Philadelphia Industrial Development Authority
	Series 1998 A, AMT,
	Insured: FGIC:
	5.250% 07/01/09	3,410,000	3,410,341
	5.250% 07/01/12	5,000,000	5,029,850
	Series 2001 A, AMT,
	Insured: FGIC
	5.250% 07/01/09	4,085,000	4,085,409
WA Port of Seattle
	Series 2007 B,
	Insured: AMBAC
	5.000% 10/01/11	5,580,000	5,901,129
Airports Total			72,438,828
Ports — 0.5%
NY Port Authority of New York & New Jersey
	Series 2002, AMT,
	5.500% 12/15/16	3,630,000	3,797,597
	Series 2005, AMT,
	3.750% 10/01/09	4,505,000	4,531,039
Ports Total			8,328,636
Toll Facilities — 2.2%
KY Turnpike Authority
	Series 2004 A,
	Insured: FGIC
	5.000% 07/01/10	5,000,000	5,220,650
LA Transportation Authority
	Series 2005,
	5.000% 09/01/09	5,000,000	5,035,950
NY State Thruway Authority Service Contract
	Local Highway & Bridge,
	Series 2002,
	5.500% 04/01/11	3,000,000	3,206,220
NY Triborough Bridge & Tunnel Authority
	Series 1990,
	Insured: NPFGC
	6.000% 01/01/11	5,000,000	5,358,700
	Series 2002,
	5.250% 11/15/16	10,000,000	10,911,600
PA Turnpike Commission
	Series 2007 A,
	Insured: AMBAC
	4.000% 10/15/09	1,000,000	1,002,690

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (CONTINUED)
Toll Facilities — (continued)
TX Transportation Commission
	Series 2006,
	5.000% 04/01/10	5,500,000	5,690,355
Toll Facilities Total			36,426,165
Transportation — 3.1%
DE Transportation Authority Motor Fuel Tax
	Series 2008 A,
	5.000% 07/01/11	3,385,000	3,645,780
IL Chicago Transit Authority
	Series 2006 A,
	5.000% 06/01/12	3,650,000	3,929,335
	Series 2006,
	Insured: AMBAC
	4.000% 06/01/10	6,075,000	6,204,701
IL Regional Transportation Authority
	Series 1999,
	5.750% 06/01/11	8,125,000	8,801,000
KS Department of Transportation
	Series 2003 A,
	5.000% 09/01/12	8,000,000	8,902,800
NY Metropolitan Transportation Authority
	Series 2005 H,
	5.250% 11/15/10	6,000,000	6,269,100
	Series 2008,
	5.000% 11/15/16(a)	7,350,000	7,695,156
SC Transportation Infrastructure
	Series 2005 A,
	Insured: AMBAC
	5.000% 10/01/09	3,995,000	4,031,994
TX Transportation Commission
	Series 2006 A,
	5.000% 04/01/12	3,000,000	3,292,290
Transportation Total			52,772,156
TRANSPORTATION TOTAL			179,921,769
UTILITIES — 9.7%
Investor Owned — 1.7%
AL Chatom Industrial Development Board
	Series 2007 A,
	4.250% 08/01/37(a)	6,950,000	6,948,749
GA Burke County Development Authority
	Georgia Power Company:
	Series 1994,
	3.750% 10/01/32(a)	3,600,000	3,601,332
	Series 1995,
	4.375% 10/01/32(a)	2,760,000	2,830,601

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Investor Owned — (continued)
LA Public Facilities Authority
	Cleco Power LLC,
	Series 2008,
	7.000% 12/01/38(a)	4,000,000	4,232,560
NH Business Finance Authority
	United Illuminating Co.:
	Series 2009 A,
	6.875% 12/01/29(a)	2,000,000	2,042,980
	Series 2009,
	7.125% 07/01/27(a)	4,000,000	4,108,920
TX Titus County Fresh Water Supply District
	Southwestern Electric Power Co.,
	Series 2008,
	4.500% 07/01/11	1,000,000	998,300
VA York County Economic Development Authority
	Virginia Electric and Power Co.,
	Series 2009 A,
	4.050% 05/01/33(a)	3,500,000	3,549,490
Investor Owned Total			28,312,932
Joint Power Authority — 3.8%
GA Municipal Electric Authority
	Series 2008 A,
	5.000% 01/01/12	2,000,000	2,112,600
OK Grand River Dam Authority
	Series 1995
	Insured: AMBAC
	6.250% 06/01/11	13,020,000	14,003,661
UT Intermountain Power Agency
	Series 2008 A,
	5.250% 07/01/11	7,000,000	7,423,290
	Series 2009 A,
	5.000% 07/01/13	10,000,000	10,784,300
WA Energy Northwest
	Series 1992 A,
	6.300% 07/01/12	9,000,000	10,199,340
	Series 2001 A
	Insured: FSA
	5.500% 07/01/16	10,000,000	10,699,000
	Series 2001,
	5.500% 07/01/17	8,800,000	9,406,144
Joint Power Authority Total			64,628,335
Municipal Electric — 1.7%
FL City of Palm Bay
	Series 2002,
	Insured: FSA
	5.250% 10/01/09	320,000	323,594
FL Kissimmee Utility Authority
	Series 2001 B,
	Insured: AMBAC
	5.000% 10/01/14	7,195,000	7,651,235

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Municipal Electric — (continued)
NE City of Lincoln
	Series 2002,
	5.000% 09/01/14	5,000,000	5,417,550
NY Long Island Power Authority
	Series 2003 B,
	5.250% 06/01/13	4,250,000	4,570,705
TX San Antonio Electric & Gas Systems
	Series 2006 A,
	5.000% 02/01/10	5,000,000	5,132,000
WA City of Seattle Municipal Light and Power
	Series 2004,
	5.000% 08/01/15	6,000,000	6,608,100
Municipal Electric Total			29,703,184
Water & Sewer — 2.5%
CA City of Los Angeles
	Series 2009 A,
	5.000% 06/01/12	6,040,000	6,600,935
FL Orlando Utilities Commission Water & Electric
	Series 2008,
	3.500% 10/01/25(a)	8,000,000	8,263,200
FL Reedy Creek Improvement District Utilities
	Series 2004 2,
	5.250% 10/01/10	3,000,000	3,124,350
	Series 2005 2,
	Insured: AMBAC
	5.000% 10/01/10	2,500,000	2,601,250
NM Albuquerque Bernalillo County Water Utility Authority
	Series 2009 A1,
	5.000% 07/01/13	2,000,000	2,228,880
TX Dallas Waterworks & Sewer Systems Revenue
	Series 2007,
	Insured: AMBAC
	5.000% 10/01/12	5,000,000	5,544,200
TX Houston Water & Sewer System
	Series 1991 C,
	Insured: AMBAC
	(c) 12/01/11	5,000,000	4,760,650
TX Trinity River Wastewater Authority
	Series 2008,
	5.000% 08/01/10	6,150,000	6,438,250

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
WA King County Sewer Revenue
	Series 2002 B,
	Insured: FSA
	5.500% 01/01/14	2,000,000	2,165,960
Water & Sewer Total			41,727,675
UTILITIES TOTAL			164,372,126
	Total Municipal Bonds (cost of $1,322,355,259)		1,344,257,396

Investment Company — 3.9%

		Shares
	Columbia Tax-Exempt Reserves Capital Class, (7 day yield of 0.270%) (e)(f)	65,479,000	65,479,000
	Total Investment Company (cost of $65,479,000)		65,479,000

Short-Term Obligations — 17.8%

		Par ($)
VARIABLE RATE DEMAND NOTES(g) — 17.8%
AK International Airports System
	Series 2001 R AMT,
	Insured: AMBAC
	LIQ FAC: Citibank N.A.
	0.460% 10/01/19(a)	7,205,000	7,205,000
AL University of Alabama
	Series 2008 B
	LOC: Regions Bank
	3.100% 09/01/31(a)	16,000,000	16,000,000
CA JPMorgan Chase Putters/Drivers Trust
	Series 2008
	LIQ FAC: JPMorgan Chase Bank:
	1.140% 05/15/14(a)(h)	25,000,000	25,000,000
	1.140% 11/15/14(a)(h)	10,000,000	10,000,000
CA Metropolitan Water District of Southern California
	Series 2004 C
	SPA: Dexia Credit Local
	0.750% 10/01/29(a)	23,000,000	23,000,000
FL State Board of Education
	Series 2003
	Insured: NPFGC
	LIQ FAC: Societe Generale
	0.560% 06/01/32(a)(h)	3,590,000	3,590,000
GA City of Atlanta
	Series 2008
	Insured: FSA
	LIQ FAC: JPMorgan Chase Bank
	0.850% 01/01/13(a)	7,430,000	7,430,000
GA Walker Dade & Catoosa Counties Hospital Authority
	Hutcheson Medical Center,
	Series 2008
	LOC: Regions Bank
	3.100% 10/01/28(a)	15,000,000	15,000,000

19

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES(G) — (CONTINUED)
IN Indianapolis Local Public Improvement Bond Bank
	Series 2008 C-1, AMT,
	SPA: Dexia
	0.800% 01/01/37(a)	10,000,000	10,000,000
MA Development Finance Agency
	YMCA of The North Shore,
	Series 2006
	LOC: Keybank N.A.
	1.000% 12/01/26(a)	9,000,000	9,000,000
NC Charlotte Mecklenburg Hospital Authority
	Mercy Hospital,
	Series 2007 G,
	Insured: FSA ,
	LOC: Dexia Credit Local
	2.500% 01/15/41(a)	15,000,000	15,000,000
NJ Economic Development Authority
	Series 2007
	Insured: AMBAC
	LIQ FAC: Dexia Credit Local
	1.950% 12/15/20(a)	10,800,000	10,800,000
NJ Garden State Preservation Trust
	Series 2008
	LOC: Dexia Credit Local
	Insured: FSA
	1.750% 05/01/24(a)	30,840,000	30,840,000
NY Clinton County Industrial Development Agency
	Champlain Valley Physicians,
	Series 2006 A
	LOC: Keybank N.A.
	1.000% 07/01/17(a)	9,695,000	9,695,000
NY State Energy Research & Development Authority
	Orange & Rockland Utilities,
	Series 1994
	LOC: Wachovia Bank N.A.
	Insured: NPFGC
	2.000% 10/01/14(a)	23,200,000	23,200,000
NY State Thruway Authority
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	0.260% 02/15/11(a)	25,000,000	25,000,000
NY State
	Series 2000 B,
	LOC: Dexia Credit Local
	1.100% 03/15/30	14,965,000	14,965,000
OH Air Quality Development Authority
	Timken Company,
	Series 2003
	LOC: Keybank N.A.
	0.750% 06/01/33(a)	3,000,000	3,000,000
PA Public School Building Authority
	Putters,
	Series 2007,

20

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES(G) — (CONTINUED)
	LOC: JPMorgan Chase Bank, N.A.
	0.550% 12/01/14(a)	11,980,000	11,980,000
TX Brazos River Harbor Navigation District
	BASF Corporation,
	Series 1997, AMT,
	0.900% 04/01/32(a)	4,000,000	4,000,000
TX DeSoto Industrial Development Authority
	Catapiller Inc.,
	Series 2000,
	0.400% 12/01/16	1,520,000	1,520,000
VA Fairfax County Industrial Development Authority
	Inova Health System Foundation,
	Series 2005 A2
	SPA: Landesbank Baden-wurttm
	1.350% 05/15/35(a)	23,985,000	23,985,000
VARIABLE RATE DEMAND NOTES TOTAL			300,210,000

	Total Short-Term Obligations (cost of $300,210,000)		300,210,000

	Total Investments — 101.3% (cost of $1,688,044,259)(i)(j)		1,709,946,396

	Other Assets & Liabilities, Net — (1.3)%		(22,341,627)

	Net Assets — 100.0%		1,687,604,769

21

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Short-term debt obligations maturing in 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

22

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
EDUCATION
Education	$—	$56,086,469	$—	$56,086,469
EDUCATION TOTAL	—	56,086,469	—	56,086,469
HEALTH CARE
Hospitals	—	120,821,455	—	120,821,455
HEALTH CARE TOTAL	—	120,821,455	—	120,821,455
HOUSING
Multi-Family	—	33,677,393	—	33,677,393
Single-Family	—	20,610,572	—	20,610,572
HOUSING TOTAL	—	54,287,965	—	54,287,965
OTHER
Oil & Gas	—	13,239,533	—	13,239,533
Other	—	18,237,290	—	18,237,290
Pool/Bond Bank	—	1,964,277	—	1,964,277
Refunded/Escrowed	—	144,147,480	—	144,147,480
Tobacco	—	1,991,960	—	1,991,960
OTHER TOTAL	—	179,580,540	—	179,580,540
OTHER REVENUE
Recreation	—	6,608,728	—	6,608,728
OTHER REVENUE TOTAL	—	6,608,728	—	6,608,728
RESOURCE RECOVERY
Resource Recovery	—	11,181,505	—	11,181,505
RESOURCE RECOVERY TOTAL	—	11,181,505	—	11,181,505
TAX-BACKED
Local Appropriated	—	8,747,141	—	8,747,141
Local General Obligations	—	185,585,069	—	185,585,069
Special Non-Property Tax	—	98,305,903	—	98,305,903
State Appropriated	—	90,360,855	—	90,360,855
State General Obligations	—	188,397,871	—	188,397,871
TAX-BACKED TOTAL	—	571,396,839	—	571,396,839
TRANSPORTATION
Air Transportation	—	9,955,984	—	9,955,984
Airports	—	72,438,828	—	72,438,828
Ports	—	8,328,636	—	8,328,636
Toll Facilities	—	36,426,165	—	36,426,165
Transportation	—	52,772,156	—	52,772,156
TRANSPORTATION TOTAL	—	179,921,769	—	179,921,769
UTILITIES
Investor Owned	—	28,312,932	—	28,312,932
Joint Power Authority	—	64,628,335	—	64,628,335
Municipal Electric	—	29,703,184	—	29,703,184
Water & Sewer	—	41,727,675	—	41,727,675
UTILITIES TOTAL	—	164,372,126	—	164,372,126
Total Municipal Bonds	—	1,344,257,396	—	1,344,257,396
Investment Company	65,479,000	—	—	65,479,000
Short-Term Obligations
Variable Rate Demand Notes	—	300,210,000	—	300,210,000
Total Short-Term Obligations	—	300,210,000	—	300,210,000
Total Investments	65,479,000	1,644,467,396	—	1,709,946,396
Total	$65,479,000	$1,644,467,396	$—	$1,709,946,396

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(b)	Security purchased on a delayed delivery basis.

(c)	Zero coupon bond.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	Investments in affiliates during the three month period ended June 30, 2009:

	Security name: Columbia Tax-Exempt Reserves, Capital Class
	(7 day yield of 0.270%)

	Shares as of 03/31/09:	61,213,000
	Shares purchased:	316,587,886
	Shares sold:	(312,321,886)
	Shares as of 06/30/09:	65,479,000
	Net realized gain/loss:	$—
	Dividend income earned:	$77,151
	Value at end of period:	$65,479,000

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(g)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at June 30, 2009.

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, amounted to $38,590,000, which represents 2.3% of net assets.

23

(i)	Cost for federal income tax purposes is $1,688,044,259.

(j)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$22,566,136	$(663,999)	$21,902,137

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax Exempt Receipts
SPA	Stand by Purchase Agreement

24

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia South Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 89.6%
EDUCATION — 2.9%
Education — 2.9%
SC Educational Facilities Authority
	Wofford College,
	Series 2007 A,
	5.000% 04/01/36	1,000,000	891,860
SC Florence Darlington Commission for Technical Education
	Series 2005 A,
	Insurer: NPFGC:
	5.000% 03/01/18	1,725,000	1,814,321
	5.000% 03/01/20	1,905,000	1,971,351
SC University of South Carolina
	Series 2008 A,
	Insured: FSA
	5.000% 06/01/21	1,060,000	1,134,804
Education Total			5,812,336
EDUCATION TOTAL			5,812,336
HEALTH CARE — 19.3%
Continuing Care Retirement — 2.0%
SC Jobs Economic Development Authority
	Episcopal Church Home,
	Series 2007:
	5.000% 04/01/15	525,000	530,056
	5.000% 04/01/16	600,000	599,784
	Lutheran Homes of South Carolina, Inc.,
	Series 2007:
	5.000% 05/01/16	1,245,000	1,057,690
	5.375% 05/01/21	1,650,000	1,284,327
	Wesley Commons,
	Series 2006,
	5.125% 10/01/26	1,000,000	687,030
Continuing Care Retirement Total			4,158,887
Hospitals — 17.3%
SC Charleston County
	Care Alliance Health Services,
	Series 1999 A,
	Insured: FSA:
	5.000% 08/15/12	1,000,000	1,012,820
	5.125% 08/15/15	6,370,000	6,844,374
SC Greenville Hospital System
	Series 2008 A,
	5.250% 05/01/21	2,750,000	2,791,937
SC Horry County
	Conway Hospital,
	Series 1998,
	Insured: AMBAC:
	4.750% 07/01/10	1,100,000	1,105,984
	4.875% 07/01/11	1,200,000	1,204,536

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
SC Jobs Economic Development Authority
	Anderson Area Medical Center,
	Series 1999,
	Insured: FSA
	5.300% 02/01/14	4,375,000	4,425,531
	Bon Secours Health System, Inc.,
	Series 2002 B,
	5.500% 11/15/23	2,235,000	2,134,403
	Georgetown Memorial Hospital,
	Series 2001,
	Insured: RAD
	5.250% 02/01/21	1,250,000	1,172,450
	Kershaw County Medical Center,
	Series 2008,
	5.500% 09/15/25	1,925,000	1,688,129
	Palmetto Health Alliance,
	Series 2005 A,
	Insured: FSA
	5.250% 08/01/21	4,000,000	4,147,600
SC Lexington County Health Services District
	Lexmed, Inc.:
	Series 1997,
	Insured: FSA
	5.125% 11/01/21	3,000,000	3,012,210
	Series 2007:
	5.000% 11/01/17	2,230,000	2,291,057
	5.000% 11/01/18	1,000,000	1,014,920
SC Spartanburg County Health Services District
	Series 2008 A,
	Insured: AGO:
	5.000% 04/15/18	1,000,000	1,042,620
	5.000% 04/15/19	1,225,000	1,261,897
Hospitals Total			35,150,468
HEALTH CARE TOTAL			39,309,355
INDUSTRIALS — 1.2%
Forest Products & Paper — 1.2%
SC Georgetown County
	International Paper Co.:
	Series 1997 A, AMT,
	5.700% 10/01/21	500,000	424,340
	Series 1999 A,
	5.125% 02/01/12	2,000,000	1,961,580
Forest Products & Paper Total			2,385,920
INDUSTRIALS TOTAL			2,385,920

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — 8.4%
Refunded/Escrowed(a) — 8.4%
SC Berkeley County Water & Sewer
	Series 2003,
	Pre-refunded 06/01/13,
	Insured: NPFGC
	5.250% 06/01/19	845,000	956,202
SC Charleston County
	Medical Society Health Systems, Inc.,
	Series 1992,
	Escrowed to Maturity,
	Insured: NPFGC
	6.000% 10/01/09	270,000	271,229
SC Jobs-Economic Development Authority
	Palmetto Health Alliance,
	Series 2000 A,
	Pre-refunded 12/15/10,
	7.125% 12/15/15	5,500,000	6,015,405
SC Lexington County Health Services District
	Lexington Medical Center,
	Series 2003,
	Pre-refunded 11/01/13,
	5.500% 11/01/23	2,000,000	2,293,160
SC Lexington Water & Sewer Authority
	Series 1997,
	Pre-refunded 10/01/14,
	Insured: RAD
	5.450% 04/01/19	2,000,000	2,055,960
SC Medical University of South Carolina
	Series 1999,
	Escrowed to Maturity,
	5.500% 07/01/09	1,575,000	1,575,220
SC Tobacco Settlement Revenue Management Authority
	Series 2001 B,
	Pre-refunded 05/15/11,
	6.375% 05/15/28	3,500,000	3,853,430
Refunded/Escrowed Total			17,020,606
OTHER TOTAL			17,020,606
RESOURCE RECOVERY — 2.6%
Disposal — 2.6%
SC Charleston County
	Foster Wheeler Charleston,
	Series 1997, AMT,
	Insured: AMBAC
	5.250% 01/01/10	4,000,000	4,049,200
SC Three Rivers Solid Waste Authority
	Series 2007:
	(b) 10/01/24	1,835,000	699,080

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — (CONTINUED)
Disposal — (continued)
	(b) 10/01/25	1,835,000	648,122
Disposal Total			5,396,402
RESOURCE RECOVERY TOTAL			5,396,402
TAX-BACKED — 32.5%
Local Appropriated — 20.4%
SC Berkeley County School District
	Securing Assets for Education,
	Series 2006:
	5.000% 12/01/20	1,000,000	1,005,310
	5.000% 12/01/21	2,000,000	1,993,880
	5.000% 12/01/22	3,545,000	3,519,192
SC Charleston County
	Certificates of Participation,
	Series 2005,
	Insured: NPFGC
	5.125% 06/01/17	2,470,000	2,663,401
SC Charleston Educational Excellence Financing Corp.
	Series 2006,
	5.000% 12/01/19	2,000,000	2,058,340
SC Dorchester County School District No. 002
	Series 2004,
	5.250% 12/01/29	1,000,000	990,070
	Series 2006,
	5.000% 12/01/30	1,000,000	953,200
SC Fort Mill School Facilities Corp.
	Series 2006:
	5.000% 12/01/17	2,900,000	2,994,018
	5.250% 12/01/19	3,105,000	3,197,684
SC Greenville County School District I
	Series 2003,
	5.250% 12/01/16	4,625,000	4,872,438
	Series 2006:
	5.000% 12/01/15	2,290,000	2,446,636
	Insured: FSA
	5.000% 12/01/15	500,000	553,215
SC Hilton Head Island Public Facilities Corp.
	Series 2006,
	Insured: NPFGC
	5.000% 08/01/14	1,600,000	1,786,256
SC Newberry Investing in Children’s Education
	Series 2005,
	5.250% 12/01/15	1,265,000	1,308,073

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local Appropriated — (continued)
SC SCAGO Educational Facilities Corp.
	Colleton School District,
	Series 2006,
	Insured: AGO
	5.000% 12/01/14	1,325,000	1,389,408
	Pickens School District,
	Series 2006,
	Insured: FSA:
	5.000% 12/01/11	1,500,000	1,589,655
	5.000% 12/01/23	5,000,000	4,965,300
	5.000% 12/01/24	2,000,000	2,006,320
SC Sumter Two School Facilities, Inc.
	Series 2007,
	Insured: AGO
	5.000% 12/01/17	1,000,000	1,055,560
Local Appropriated Total			41,347,956
Local General Obligations — 8.3%
SC Anderson County School District No. 004
	Series 2005,
	Insured: FSA
	5.250% 03/01/19	1,115,000	1,228,306
SC Clover School District No. 002 York County
	Series 2007 A
	Insured: FSA
	5.000% 03/01/16	2,320,000	2,613,434
SC Hilton Head Island Public Facilities Corp.
	Series 2005 A,
	Insured: AMBAC
	5.000% 12/01/17	1,960,000	2,165,212
SC Richland County School District No. 001
	Series 2001 A,
	5.250% 03/01/19	3,570,000	3,759,424
SC Richland County School District No. 002
	Series 2009 A,
	5.000% 02/01/18	2,500,000	2,823,425
SC Spartanburg County School District No. 007
	Series 2001:
	5.000% 03/01/18	2,000,000	2,238,840
	5.000% 03/01/21	1,940,000	2,093,532
Local General Obligations Total			16,922,173
Special Non-Property Tax — 2.9%
KY Economic Development Finance Authority
	Louisville Arena Authority Inc.,
	Series 2008,
	Insured: AGO
	5.750% 12/01/28	1,500,000	1,547,415

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — (continued)
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC:
	5.500% 07/01/20	1,200,000	1,124,628
	5.500% 07/01/21	1,785,000	1,651,821
SC Hilton Head Island Public Facilities Corp.
	Series 2002,
	Insured: NPFGC
	5.250% 12/01/16	1,440,000	1,569,629
Special Non-Property Tax Total			5,893,493
State General Obligations — 0.9%
PR Commonwealth of Puerto Rico
	Series 2001 A,
	Insured: NPFGC
	5.500% 07/01/14	1,725,000	1,768,884
State General Obligations Total			1,768,884
TAX-BACKED TOTAL			65,932,506
TRANSPORTATION — 2.5%
Transportation — 2.5%
SC Transportation Infrastructure Bank
	Series 2005 A,
	Insured: AMBAC
	5.250% 10/01/20	4,880,000	5,121,706
Transportation Total			5,121,706
TRANSPORTATION TOTAL			5,121,706
UTILITIES — 20.2%
Investor Owned — 1.8%
SC Jobs-Economic Development Authority
	South Carolina Electric & Gas Co.,
	Series 2002, AMT,
	Insured: AMBAC
	4.200% 11/01/12	3,615,000	3,619,627
Investor Owned Total			3,619,627
Joint Power Authority — 7.3%
SC Piedmont Municipal Power Agency
	Series 2008 A-3,
	Insured: AGO:
	5.000% 01/01/17	3,000,000	3,186,810
	5.000% 01/01/18	3,050,000	3,211,802
SC Public Service Authority
	Series 2001 A,
	Insured: FSA
	5.250% 01/01/18	1,615,000	1,708,541
	Series 2005 B,
	Insured: NPFGC

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Joint Power Authority — (continued)
	5.000% 01/01/18	3,200,000	3,473,120
	Series 2006 C,
	Insured: FSA
	5.000% 01/01/15	1,000,000	1,114,710
	Series 2009 A,
	5.000% 01/01/28	2,000,000	2,045,560
Joint Power Authority Total			14,740,543
Municipal Electric — 2.6%
SC Rock Hill Utility System
	Series 2003 A,
	Insured: FSA:
	5.250% 01/01/13	2,350,000	2,590,358
	5.375% 01/01/19	1,500,000	1,597,560
SC Winnsboro Utility
	Series 1999,
	Insured: NPFGC
	5.250% 08/15/13	1,020,000	1,110,495
Municipal Electric Total			5,298,413
Water & Sewer — 8.5%
SC Beaufort Jasper Water & Sewer Authority
	Series 2006,
	Insured: FSA
	5.000% 03/01/23	1,500,000	1,584,690
SC Berkeley County Water & Sewer
	Series 2003,
	Insured: NPFGC
	5.250% 06/01/19	155,000	162,066
	Series 2008 A,
	Insured: FSA
	5.000% 06/01/21	1,000,000	1,070,570
SC Camden
	Combined Public Utility System,
	Series 1997,
	Insured: NPFGC
	5.500% 03/01/17	50,000	50,164
SC Charleston
	Waterworks & Sewer System,
	Series 2009 A,
	5.000% 01/01/21	4,000,000	4,333,360
SC Columbia
	Waterworks & Sewer System,
	Series 2005,
	Insured: FSA
	5.000% 02/01/23	2,000,000	2,106,020
SC Mount Pleasant
	Waterworks & Sewer System,
	Series 2002,
	Insured: FGIC:
	5.250% 12/01/16	1,980,000	2,158,240
	5.250% 12/01/18	1,270,000	1,340,168

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
SC North Charleston Sewer District
	Series 2002,
	Insured: FSA
	5.500% 07/01/17	3,040,000	3,362,179
SC Western Carolina Regional Sewer Authority
	Series 2005 B,
	Insured: FSA
	5.250% 03/01/19	1,000,000	1,128,800
Water & Sewer Total			17,296,257
UTILITIES TOTAL			40,954,840

	Total Municipal Bonds (cost of $181,087,415)		181,933,671

		Shares
Investment Companies — 9.9%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.270%) (c)(d)	10,153,000	10,153,000
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.440%)	9,911,459	9,911,459

	Total Investment Companies (cost of $20,064,459)		20,064,459

	Total Investments — 99.5% (cost of $201,151,874)(e)(f)		201,998,130

	Other Assets & Liabilities, Net — 0.5%		1,019,322

	Net Assets — 100.0%		203,017,452

8

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
EDUCATION
Education	$—	$5,812,336	$—	$5,812,336
EDUCATION TOTAL	—	5,812,336	—	5,812,336
HEALTH CARE
Continuing Care Retirement	—	4,158,887	—	4,158,887
Hospitals	—	35,150,468	—	35,150,468
HEALTH CARE Total	—	39,309,355	—	39,309,355
INDUSTRIALS
Forest Products & Paper	—	2,385,920	—	2,385,920
INDUSTRIALS Total	—	2,385,920	—	2,385,920
OTHER
Refunded/Escrowed	—	17,020,606	—	17,020,606
OTHER TOTAL	—	17,020,606	—	17,020,606
RESOURCE RECOVERY
Disposal	—	5,396,402	—	5,396,402
RESOURCE RECOVERY TOTAL	—	5,396,402	—	5,396,402
TAX-BACKED
Local Appropriated	—	41,347,956	—	41,347,956
Local General Obligations	—	16,922,173	—	16,922,173
Special Non-Property Tax	—	5,893,493	—	5,893,493
State General Obligations	—	1,768,884	—	1,768,884
TAX-BACKED Total	—	65,932,506	—	65,932,506
TRANSPORTATION
Transportation	—	5,121,706	—	5,121,706
TRANSPORTATION TOTAL	—	5,121,706	—	5,121,706
UTILITIES
Investor Owned	—	3,619,627	—	3,619,627
Joint Power Authority	—	14,740,543	—	14,740,543
Municipal Electric	—	5,298,413	—	5,298,413
Water & Sewer	—	17,296,257	—	17,296,257
UTILITIES Total	—	40,954,840	—	40,954,840
Total Municipal Bonds	—	181,933,671	—	181,933,671
Investment Companies	20,064,459	—	—	20,064,459
Total Investments	20,064,459	181,933,671	—	201,998,130
Total	$20,064,459	$181,933,671	$—	$201,998,130

9

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Investments in affiliates during the three months ended June 30, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class
(7 day yield of 0.270%)

Shares as of 03/31/09:	9,664,779
Shares purchased:	23,640,245
Shares sold:	(23,152,024)
Shares as of 06/30/09:	10,153,000
Net realized gain/loss:	$—
Dividend income earned:	$11,580
Value at end of period:	$10,153,000

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)	Cost for federal income tax purposes is $201,151,874.

(f)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,873,576	$(3,027,320)	$846,256

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.

10

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Total Return Bond Fund

		Par (a)		Value ($)*
Corporate Fixed-Income Bonds & Notes— 37.7%
BASIC MATERIALS — 1.3%
Chemicals — 0.2%
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	90,000	92,167
	7.875% 11/15/14	150,000		118,875
INVISTA
	9.250% 05/01/12(b)	395,000		372,287
Lubrizol Corp.
	6.500% 10/01/34	1,505,000		1,333,865
Terra Capital, Inc.
	7.000% 02/01/17	205,000		187,319
Chemicals Total				2,104,513
Forest Products & Paper — 0.1%
Cascades, Inc.
	7.250% 02/15/13	320,000		279,200
Clearwater Paper Corp.
	10.625% 06/15/16(b)	60,000		61,200
Domtar Corp.
	7.125% 08/15/15	485,000		404,975
Georgia-Pacific Corp.
	8.000% 01/15/24	555,000		471,750
Westvaco Corp.
	8.200% 01/15/30	210,000		185,515
Forest Products & Paper Total				1,402,640
Iron/Steel — 0.8%
ArcelorMittal
	9.850% 06/01/19	4,085,000		4,408,581
Nucor Corp.
	5.000% 06/01/13	2,655,000		2,770,970
	5.850% 06/01/18	2,085,000		2,162,435
Russel Metals, Inc.
	6.375% 03/01/14	255,000		206,869
Steel Dynamics, Inc.
	8.250% 04/15/16(b)	310,000		292,175
United States Steel Corp.
	7.000% 02/01/18	305,000		264,965
Iron/Steel Total				10,105,995
Metals & Mining — 0.2%
FMG Finance Ltd.
	10.625% 09/01/16(b)	300,000		288,000

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
BASIC MATERIALS — (CONTINUED)
Metals & Mining — (continued)
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,385,000	1,395,388
Noranda Aluminium Holding Corp.
	PIK,
	7.163% 11/15/14(c)	214,322	79,567
Teck Resources Ltd.
	10.750% 05/15/19(b)	900,000	967,500
Metals & Mining Total			2,730,455
BASIC MATERIALS TOTAL			16,343,603
COMMUNICATIONS — 5.8%
Advertising — 0.0%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	85,000	74,375
	10.000% 07/15/17(b)	120,000	120,900
Advertising Total			195,275
Media — 2.7%
Cablevision Systems Corp.
	8.000% 04/15/12	200,000	198,000
Charter Communications Holdings II LLC
	10.250% 09/15/10(d)	260,000	274,300
CMP Susquehanna Corp.
	3.826% 05/15/14(e)	27,000	12,151
Comcast Cable Holdings LLC
	9.875% 06/15/22	2,159,000	2,600,960
Comcast Corp.
	5.700% 05/15/18	2,000,000	2,010,746
	6.300% 11/15/17	3,890,000	4,117,055
	6.550% 07/01/39	5,635,000	5,625,370
	6.950% 08/15/37	2,539,000	2,647,361
CSC Holdings, Inc.
	8.500% 06/15/15(b)	190,000	186,675
	8.625% 02/15/19(b)	115,000	111,838
DirecTV Holdings LLC
	6.375% 06/15/15	920,000	851,000
EchoStar DBS Corp.
	6.625% 10/01/14	1,025,000	945,562
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	178,500	30,345

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
COMMUNICATIONS — (CONTINUED)
Media — (continued)
News America, Inc.
	6.400% 12/15/35	2,175,000	1,903,636
	6.550% 03/15/33	655,000	586,244
Time Warner Cable, Inc.
	7.300% 07/01/38(f)	3,485,000	3,630,415
Time Warner, Inc.
	6.875% 05/01/12	3,875,000	4,145,262
Viacom, Inc.
	5.750% 04/30/11	4,195,000	4,294,682
Media Total			34,171,602
Telecommunication Services — 3.1%
AT&T, Inc.
	5.625% 06/15/16	2,445,000	2,516,142
	6.550% 02/15/39	2,715,000	2,710,173
BellSouth Corp.
	5.200% 09/15/14	805,000	838,035
British Telecommunications PLC
	5.150% 01/15/13	750,000	747,412
CC Holdings GS V LLC/Crown Castle GS III Corp.
	7.750% 05/01/17(b)	410,000	399,750
Citizens Communications Co.
	7.875% 01/15/27	720,000	576,000
Cricket Communications, Inc.
	7.750% 05/15/16(b)	370,000	356,125
	9.375% 11/01/14	300,000	295,500
Crown Castle International Corp.
	9.000% 01/15/15	115,000	117,013
Deutsche Telekom International Finance BV
	8.500% 06/15/10	5,505,000	5,789,416
Digicel Ltd.
	9.250% 09/01/12(b)	300,000	291,000
Hellas Telecommunications Luxembourg II
	6.881% 01/15/15(b)(c)	145,000	36,975
Inmarsat Finance PLC
	10.375% 11/15/12	315,000	326,025
Intelsat Corp.
	9.250% 06/15/16(b)	155,000	148,412
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	605,000	617,100

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — (continued)
Lucent Technologies, Inc.
	6.450% 03/15/29	450,000		255,375
MetroPCS Wireless, Inc.
	9.250% 11/01/14	325,000		322,969
Nextel Communications, Inc.
	7.375% 08/01/15	780,000		622,050
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	EUR	190,000	259,878
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)	170,000		143,650
Quebecor Media, Inc.
	7.750% 03/15/16	425,000		385,156
Qwest Communications International, Inc.
	7.500% 02/15/14	445,000		406,062
Qwest Corp.
	7.500% 10/01/14	540,000		515,025
	7.500% 06/15/23	540,000		429,300
Syniverse Technologies, Inc.
	7.750% 08/15/13	180,000		169,200
Telefonica Emisiones SAU
	6.221% 07/03/17	1,075,000		1,137,312
	6.421% 06/20/16	3,700,000		3,956,081
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	135,000		133,988
Verizon Communications, Inc.
	6.250% 04/01/37	1,245,000		1,203,068
Verizon Wireless Capital LLC
	5.550% 02/01/14(b)	8,290,000		8,800,896
	8.500% 11/15/18(b)	2,630,000		3,143,095
Wind Acquisition Finance SA
	PIK,
	8.357% 12/21/11(c)(g)	561,091		562,494
Windstream Corp.
	8.625% 08/01/16	900,000		861,750
	Telecommunication Services Total			39,072,427
	COMMUNICATIONS TOTAL			73,439,304

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER CYCLICAL — 2.1%
Airlines — 0.2%
Continental Airlines, Inc.
	7.461% 04/01/15	2,428,083		2,136,713
Airlines Total				2,136,713
Apparel — 0.0%
Levi Strauss & Co.
	9.750% 01/15/15	250,000		245,625
Apparel Total				245,625
Auto Manufacturers — 0.0%
General Motors Corp.
	7.200% 01/15/11(d)	180,000		22,500
	8.375% 07/15/33(d)	415,000		52,912
Auto Manufacturers Total				75,412
Auto Parts & Equipment — 0.0%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	262,000		259,380
	10.500% 05/15/16	75,000		75,750
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(h)	EUR	260,000	7,295
TRW Automotive, Inc.
	7.000% 03/15/14(h)	140,000		100,800
Auto Parts & Equipment Total				443,225
Entertainment — 0.1%
Boyd Gaming Corp.
	6.750% 04/15/14	275,000		222,750
Six Flags, Inc.
	9.625% 06/01/14(h)	171,000		23,940
WMG Acquisition Corp.
	7.375% 04/15/14	255,000		215,794
	9.500% 06/15/16(b)	50,000		49,750
WMG Holdings Corp.
	(i) 12/15/14 (9.500% 12/15/09)	280,000		219,800
Entertainment Total				732,034
Home Builders — 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14	360,000		307,800
	5.625% 01/15/16	95,000		77,900
KB Home
	5.875% 01/15/15	450,000		380,250
Ryland Group, Inc.
	8.400% 05/15/17	110,000		105,600
Home Builders Total				871,550

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER CYCLICAL — (CONTINUED)
Lodging — 0.1%
Host Hotels & Resorts LP
	6.750% 06/01/16	555,000	481,462
Majestic Star LLC
	9.750% 01/15/11(d)	330,000	40,425
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	340,000	286,878
Snoqualmie Entertainment Authority
	5.384% 02/01/14(b)(c)	55,000	26,400
	9.125% 02/01/15(b)	265,000	137,800
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	435,000	373,013
Wynn Las Vegas LLC
	6.625% 12/01/14	330,000	290,400
Lodging Total			1,636,378
Retail — 1.6%
AmeriGas Partners LP
	7.125% 05/20/16	195,000	178,425
	7.250% 05/20/15	210,000	196,875
Best Buy Co., Inc.
	6.750% 07/15/13	2,485,000	2,572,211
CVS Pass-Through Trust
	5.298% 01/11/27(b)	2,955,002	2,358,387
	6.036% 12/10/28(b)	3,801,943	3,248,456
	8.353% 07/10/31(b)	4,380,000	4,515,589
GameStop Corp. / GameStop, Inc.
	8.000% 10/01/12	140,000	141,050
Hanesbrands, Inc.
	4.593% 12/15/14(c)	160,000	128,800
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	85,000	80,963
	8.750% 03/01/15(b)	120,000	117,300
Limited Brands, Inc.
	8.500% 06/15/19(b)	145,000	138,923
McDonald’s Corp.
	5.000% 02/01/19	545,000	558,730
	5.700% 02/01/39	3,410,000	3,376,128
Phillips-Van Heusen Corp.
	8.125% 05/01/13	275,000	270,187

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER CYCLICAL — (CONTINUED)
Retail — (continued)
Starbucks Corp.
	6.250% 08/15/17	2,635,000	2,648,078
Retail Total			20,530,102
CONSUMER CYCLICAL TOTAL			26,671,039
CONSUMER NON-CYCLICAL — 4.1%
Agriculture — 0.0%
Reynolds American, Inc.
	7.625% 06/01/16	295,000	295,884
Agriculture Total			295,884
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc.
	7.750% 01/15/19(b)(f)	3,520,000	3,849,669
	8.000% 11/15/39(b)	2,855,000	3,112,184
	8.200% 01/15/39(b)	975,000	1,085,831
Bottling Group LLC
	5.125% 01/15/19	1,815,000	1,849,915
Constellation Brands, Inc.
	8.125% 01/15/12	495,000	495,000
PepsiCo, Inc.
	7.900% 11/01/18	680,000	827,291
SABMiller PLC
	6.200% 07/01/11(b)	3,720,000	3,922,763
Beverages Total			15,142,653
Biotechnology — 0.0%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	240,000	236,700
	8.000% 09/15/16(b)	65,000	64,350
Biotechnology Total			301,050
Commercial Services — 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	190,000	85,500
ARAMARK Corp.
	8.500% 02/01/15	210,000	203,700
Ashtead Holdings PLC
	8.625% 08/01/15(b)	264,000	225,060
Corrections Corp. of America
	6.250% 03/15/13	240,000	227,400
GEO Group, Inc.
	8.250% 07/15/13	190,000	185,250
Iron Mountain, Inc.
	8.000% 06/15/20	230,000	213,900

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Commercial Services — (continued)
Rental Service Corp.
	9.500% 12/01/14	215,000	172,537
RSC Equipment Rental, Inc.
	10.000% 07/15/17(b)	215,000	215,000
Service Corp. International
	6.750% 04/01/16	190,000	171,475
Commercial Services Total			1,699,822
Food — 1.0%
Campbell Soup Co.
	4.500% 02/15/19	2,640,000	2,595,389
ConAgra Foods, Inc.
	7.000% 10/01/28	4,235,000	4,207,841
Del Monte Corp.
	6.750% 02/15/15	285,000	270,037
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14(b)	210,000	198,450
Kraft Foods, Inc.
	6.500% 08/11/17	3,065,000	3,228,144
Kroger Co.
	8.000% 09/15/29	750,000	843,475
New Albertsons, Inc.
	8.000% 05/01/31	450,000	385,875
Smithfield Foods, Inc.
	10.000% 07/15/14(b)	190,000	187,625
Tyson Foods, Inc.
	10.500% 03/01/14(b)	355,000	385,175
Food Total			12,302,011
Healthcare Products — 0.0%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	230,000	222,525
Healthcare Products Total			222,525
Healthcare Services — 0.3%
Community Health Systems, Inc.
	8.875% 07/15/15	205,000	200,900
Coventry Health Care, Inc.
	5.875% 01/15/12	165,000	157,840

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Healthcare Services — (continued)
HCA, Inc.
	9.250% 11/15/16	120,000	118,200
	PIK,
	9.625% 11/15/16	994,000	984,060
U.S. Oncology Holdings, Inc.
	PIK,
	6.904% 03/15/12(c)	217,000	182,823
U.S. Oncology, Inc.
	9.000% 08/15/12	100,000	102,250
	9.125% 08/15/17(b)	300,000	297,750
WellPoint, Inc.
	7.000% 02/15/19	1,840,000	1,902,131
Healthcare Services Total			3,945,954
Household Products/Wares — 0.3%
American Greetings Corp.
	7.375% 06/01/16	165,000	117,975
Clorox Co.
	5.950% 10/15/17	1,390,000	1,417,120
Fortune Brands, Inc.
	5.125% 01/15/11	1,565,000	1,570,881
Jostens IH Corp.
	7.625% 10/01/12	165,000	164,588
Household Products/Wares Total			3,270,564
Pharmaceuticals — 1.2%
Abbott Laboratories
	5.600% 05/15/11(f)	7,000,000	7,478,751
Elan Finance PLC
	4.883% 11/15/11(c)	70,000	61,250
	8.875% 12/01/13	210,000	192,150
Novartis Securities Investment Ltd.
	5.125% 02/10/19	4,165,000	4,261,153
Omnicare, Inc.
	6.750% 12/15/13	225,000	202,500
	6.875% 12/15/15	150,000	135,375
Valeant Pharmaceuticals International
	8.375% 06/15/16(b)	175,000	173,688
Warner Chilcott Corp.
	8.750% 02/01/15	225,000	223,875

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Pharmaceuticals — (continued)
Wyeth
	5.500% 02/15/16	2,150,000	2,250,538
Pharmaceuticals Total			14,979,280
CONSUMER NON-CYCLICAL TOTAL			52,159,743
DIVERSIFIED — 0.0%
Diversified Holding Companies — 0.0%
AMR Real Estate Partners LP
	7.125% 02/15/13	235,000	212,088
Diversified Holding Companies Total			212,088
DIVERSIFIED TOTAL			212,088
ENERGY — 5.4%
Coal — 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	555,000	506,438
Massey Energy Co.
	6.875% 12/15/13	535,000	489,525
Coal Total			995,963
Oil & Gas — 2.6%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	2,125,000	2,121,098
Chesapeake Energy Corp.
	6.375% 06/15/15	975,000	867,750
	9.500% 02/15/15	95,000	95,713
Cimarex Energy Co.
	7.125% 05/01/17	340,000	299,200
Connacher Oil & Gas Ltd.
	11.750% 07/15/14(b)	195,000	188,175
Devon Energy Corp.
	6.300% 01/15/19	1,320,000	1,410,577
Forest Oil Corp.
	8.500% 02/15/14(b)	590,000	579,675
Frontier Oil Corp.
	8.500% 09/15/16	135,000	136,013
Gazprom International SA
	7.201% 02/01/20(b)	2,422,154	2,276,824
	7.201% 02/01/20	176,498	166,349
Hess Corp.
	7.300% 08/15/31	3,120,000	3,220,598

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
ENERGY — (CONTINUED)
Oil & Gas — (continued)
KCS Energy, Inc.
	7.125% 04/01/12	95,000	89,538
Marathon Oil Corp.
	6.000% 07/01/12	2,415,000	2,553,751
	6.000% 10/01/17	3,000,000	3,054,675
	7.500% 02/15/19	1,315,000	1,435,259
Newfield Exploration Co.
	6.625% 04/15/16	615,000	555,038
Nexen, Inc.
	5.875% 03/10/35	2,745,000	2,352,029
OPTI Canada, Inc.
	8.250% 12/15/14	280,000	184,800
Penn Virginia Corp.
	10.375% 06/15/16	190,000	193,325
PetroHawk Energy Corp.
	7.875% 06/01/15	300,000	277,500
Pioneer Natural Resources Co.
	5.875% 07/15/16	115,000	99,157
Qatar Petroleum
	5.579% 05/30/11(b)	1,104,583	1,122,078
Quicksilver Resources, Inc.
	7.125% 04/01/16	255,000	198,900
Range Resources Corp.
	7.500% 05/15/16	160,000	153,600
Southwestern Energy Co.
	7.500% 02/01/18(b)	275,000	264,000
Talisman Energy, Inc.
	5.850% 02/01/37(f)	2,210,000	1,886,319
	7.750% 06/01/19	4,168,000	4,617,285
Tesoro Corp.
	6.625% 11/01/15	450,000	403,875
Valero Energy Corp.
	6.625% 06/15/37(f)	1,900,000	1,620,928
	6.875% 04/15/12	1,260,000	1,339,899
Oil & Gas Total			33,763,928
Oil & Gas Services — 0.8%
Halliburton Co.
	5.900% 09/15/18	2,700,000	2,883,249
Seitel, Inc.
	9.750% 02/15/14	165,000	107,250

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
ENERGY — (CONTINUED)
Oil & Gas Services — (continued)
Smith International, Inc.
	9.750% 03/15/19	1,895,000	2,188,878
Weatherford International Ltd.
	5.150% 03/15/13	4,090,000	4,079,211
	7.000% 03/15/38	1,510,000	1,453,902
Oil & Gas Services Total			10,712,490
Pipelines — 1.9%
El Paso Corp.
	6.875% 06/15/14	530,000	494,620
	7.250% 06/01/18	135,000	124,643
Enbridge Energy Partners LP
	7.500% 04/15/38	1,265,000	1,270,295
Energy Transfer Partners LP
	6.000% 07/01/13	1,920,000	1,953,239
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	1,445,000	1,460,488
	6.850% 02/15/20	1,295,000	1,327,391
	6.950% 01/15/38	2,220,000	2,150,494
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	480,000	411,600
MarkWest Energy Partners LP
	8.500% 07/15/16	220,000	189,200
ONEOK Partners LP
	6.850% 10/15/37	1,435,000	1,364,039
Plains All American Pipeline LP
	6.500% 05/01/18	4,110,000	4,158,958
TEPPCO Partners LP
	7.625% 02/15/12	3,991,000	4,184,560
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	6,425,000	4,465,375
Williams Companies, Inc.
	7.625% 07/15/19	90,000	88,875
	7.875% 09/01/21	65,000	64,025
Pipelines Total			23,707,802
ENERGY TOTAL			69,180,183
FINANCIALS — 11.7%
Banks — 6.7%
ANZ National International Ltd.
	6.200% 07/19/13(b)	5,120,000	5,274,481
Bank of New York Mellon Corp.
	5.450% 05/15/19	7,065,000	7,252,986

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
FINANCIALS — (CONTINUED)
Banks — (continued)
Capital One Capital IV
	6.745% 02/17/37(c)	3,470,000	2,322,679
Capital One Financial Corp.
	7.375% 05/23/14	1,400,000	1,443,652
Chinatrust Commercial Bank
	5.625% 12/29/49(b)(c)	1,220,000	810,508
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(b)	6,000,000	5,456,250
Citigroup, Inc.
	6.500% 08/19/13	1,030,000	1,000,519
	8.500% 05/22/19	2,215,000	2,253,184
Comerica Bank
	5.200% 08/22/17	2,750,000	2,115,462
	5.750% 11/21/16	615,000	496,148
Deutsche Bank AG
	4.875% 05/20/13	5,555,000	5,702,052
GMAC LLC
	6.875% 09/15/11(b)	266,000	232,750
	8.000% 11/01/31(b)	52,000	36,400
Goldman Sachs Group, Inc.
	6.250% 09/01/17(f)	3,121,000	3,088,002
JPMorgan Chase Capital XX
	6.550% 09/29/36	1,270,000	1,009,425
KeyBank NA
	5.800% 07/01/14	2,025,000	1,879,095
Keycorp
	6.500% 05/14/13(f)	5,255,000	5,235,672
Lloyds TSB Group PLC
	6.267% 12/31/49(b)(c)	1,860,000	632,400
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	2,690,000	2,363,628
Merrill Lynch & Co., Inc.
	5.700% 05/02/17(j)	3,535,000	3,032,132
	6.150% 04/25/13(j)	4,615,000	4,621,521
	7.750% 05/14/38(j)	2,235,000	2,076,103
Morgan Stanley
	7.300% 05/13/19	2,670,000	2,768,657
National Australia Bank Ltd.
	5.350% 06/12/13(b)	1,870,000	1,926,111

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
FINANCIALS — (CONTINUED)
Banks — (continued)
National City Bank of Cleveland
	6.200% 12/15/11	890,000	914,654
National City Bank of Kentucky
	6.300% 02/15/11	1,585,000	1,604,041
National City Corp.
	4.900% 01/15/15	540,000	512,086
	6.875% 05/15/19	1,840,000	1,765,430
Northern Trust Co.
	6.500% 08/15/18	4,655,000	5,064,659
Northern Trust Corp.
	5.500% 08/15/13	2,415,000	2,560,381
Union Planters Corp.
	4.375% 12/01/10	2,955,000	2,863,495
USB Capital IX
	6.189% 04/15/42(c)	3,550,000	2,396,250
Wachovia Capital Trust III
	5.800% 03/15/42(c)	5,755,000	3,453,000
Wachovia Corp.
	5.500% 05/01/13	1,045,000	1,079,489
Banks Total			85,243,302
Diversified Financial Services — 1.2%
Ameriprise Financial, Inc.
	7.300% 06/28/19	2,620,000	2,681,070
Eaton Vance Corp.
	6.500% 10/02/17	3,015,000	2,852,820
Ford Motor Credit Co.
	7.800% 06/01/12	350,000	301,147
Fund American Companies, Inc.
	5.875% 05/15/13	3,225,000	3,037,911
International Lease Finance Corp.
	4.875% 09/01/10	3,659,000	3,279,847
	5.650% 06/01/14	1,191,000	863,059
Lazard Group LLC
	7.125% 05/15/15	400,000	367,497
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(e)(h)	11,045,000	1,767,200
	6.875% 05/02/18(e)(h)	660,000	105,600
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	230,000	158,700

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
FINANCIALS — (CONTINUED)
Diversified Financial Services — (Continued)
Sears Roebuck Acceptance Corp.
	7.000% 02/01/11	120,000	116,400
Diversified Financial Services Total			15,531,251
Insurance — 2.7%
Asurion Corp.
	6.821% 07/02/15(c)(g)	210,000	187,602
Crum & Forster Holdings Corp.
	7.750% 05/01/17	250,000	216,875
ING Groep NV
	5.775% 12/29/49(c)	2,460,000	1,439,100
Liberty Mutual Group, Inc.
	7.500% 08/15/36(b)	5,775,000	3,979,783
	10.750% 06/15/58(b)(c)	2,815,000	2,026,800
Lincoln National Corp.
	8.750% 07/01/19	6,585,000	6,640,795
MetLife Capital Trust X
	9.250% 04/08/38(b)(c)	1,160,000	1,032,400
MetLife, Inc.
	10.750% 08/01/69	2,985,000	2,984,433
New York Life Global Funding
	4.650% 05/09/13(b)	8,400,000	8,520,212
Principal Life Income Funding Trusts
	5.300% 04/24/13	4,550,000	4,539,549
Provident Companies, Inc.
	7.000% 07/15/18	130,000	103,733
Prudential Financial, Inc.
	7.375% 06/15/19	1,980,000	1,944,023
USI Holdings Corp.
	9.750% 05/15/15(b)	180,000	120,600
Insurance Total			33,735,905
Real Estate Investment Trusts (REITs) — 1.1%
Camden Property Trust
	5.375% 12/15/13	5,483,000	4,985,001
Highwoods Properties, Inc.
	5.850% 03/15/17	1,040,000	828,245
Hospitality Properties Trust
	5.625% 03/15/17	2,730,000	2,037,765
Liberty Property LP
	5.500% 12/15/16	3,310,000	2,690,365
Simon Property Group LP
	6.750% 05/15/14	3,170,000	3,185,229
Real Estate Investment Trusts (REITs) Total			13,726,605

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
FINANCIALS — (CONTINUED)
Savings & Loans — 0.0%
Washington Mutual Bank
	5.125% 01/15/15(d)	6,935,000	3,467
Savings & Loans Total			3,467
FINANCIALS TOTAL			148,240,530
INDUSTRIALS — 2.2%
Aerospace & Defense — 0.5%
BE Aerospace, Inc.
	8.500% 07/01/18	430,000	405,275
Boeing Co.
	6.000% 03/15/19	1,800,000	1,962,767
L-3 Communications Corp.
	5.875% 01/15/15	160,000	142,000
	6.375% 10/15/15	485,000	440,137
Moog, Inc.
	7.250% 06/15/18	105,000	98,175
Raytheon Co.
	5.375% 04/01/13	2,200,000	2,342,038
	7.200% 08/15/27	830,000	947,618
United Technologies Corp.
	6.125% 02/01/19	385,000	426,114
Aerospace & Defense Total			6,764,124
Building Materials — 0.0%
Owens Corning
	6.500% 12/01/16	330,000	289,266
Texas Industries, Inc.
	7.250% 07/15/13(b)	40,000	36,200
Building Materials Total			325,466
Electrical Components & Equipment — 0.0%
Belden, Inc.
	7.000% 03/15/17	220,000	194,700
General Cable Corp.
	7.125% 04/01/17	145,000	131,587
Electrical Components & Equipment Total			326,287
Electronics — 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	340,000	317,900
Electronics Total			317,900

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
INDUSTRIALS — (CONTINUED)
Machinery — 0.4%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	2,315,000	2,302,988
	5.450% 04/15/18	715,000	680,719
	6.200% 09/30/13	415,000	439,384
John Deere Capital Corp.
	4.950% 12/17/12	1,670,000	1,720,908
Machinery Total			5,143,999
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.
	8.250% 12/15/38	2,395,000	2,967,558
Terex Corp.
	8.000% 11/15/17	260,000	199,875
Machinery-Construction & Mining Total			3,167,433
Machinery-Diversified — 0.0%
Manitowoc Co., Inc.
	7.125% 11/01/13	280,000	206,850
Machinery-Diversified Total			206,850
Miscellaneous Manufacturing — 0.1%
American Railcar Industries, Inc.
	7.500% 03/01/14	220,000	191,950
Bombardier, Inc.
	6.300% 05/01/14(b)	550,000	481,250
Koppers Holdings, Inc.
	(i) 11/15/14 (9.875% 11/15/09)	165,000	148,087
Trinity Industries, Inc.
	6.500% 03/15/14	220,000	191,400
Miscellaneous Manufacturing Total			1,012,687
Packaging & Containers — 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	265,000	259,037
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17(b)	125,000	120,625
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	340,000	341,700
Silgan Holdings, Inc.
	6.750% 11/15/13	65,000	62,238
Solo Cup Co.
	10.500% 11/01/13(b)	260,000	260,650

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
INDUSTRIALS — (CONTINUED)
Packaging & Containers — (continued)
Temple-Inland, Inc.
	6.625% 01/15/16	170,000	154,344
Packaging & Containers Total			1,198,594
Transportation — 0.8%
BNSF Funding Trust I
	6.613% 12/15/55(c)	2,450,000	1,938,562
Bristow Group, Inc.
	7.500% 09/15/17	140,000	127,050
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	900,000	916,600
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	205,000	168,100
RailAmerica, Inc.
	9.250% 07/01/17(b)	200,000	193,000
Ship Finance International Ltd.
	8.500% 12/15/13	205,000	171,688
TFM SA de CV
	9.375% 05/01/12	320,000	304,000
Union Pacific Corp.
	5.700% 08/15/18	2,775,000	2,780,672
	6.650% 01/15/11	2,635,000	2,765,298
Transportation Total			9,364,970
INDUSTRIALS TOTAL			27,828,310
TECHNOLOGY — 0.8%
Computers — 0.0%
Seagate Technology International
	10.000% 05/01/14(b)	145,000	149,531
Sungard Data Systems, Inc.
	9.125% 08/15/13	265,000	250,425
Computers Total			399,956
Networking Products — 0.3%
Cisco Systems, Inc.
	5.900% 02/15/39	3,315,000	3,264,595
Networking Products Total			3,264,595
Office/Business Equipment — 0.0%
Xerox Corp.
	6.400% 03/15/16	55,000	50,600
Office/Business Equipment Total			50,600

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
TECHNOLOGY — (CONTINUED)
Semiconductors — 0.0%
Amkor Technology, Inc.
	9.250% 06/01/16	140,000	129,675
Freescale Semiconductor, Inc.
	12.500% 12/15/14	151,403	132,099
Semiconductors Total			261,774
Software — 0.5%
Oracle Corp.
	5.000% 01/15/11	4,005,000	4,198,442
	6.500% 04/15/38	2,440,000	2,598,956
Software Total			6,797,398
TECHNOLOGY TOTAL			10,774,323
UTILITIES — 4.3%
Electric — 3.7%
AEP Texas Central Co.
	6.650% 02/15/33	2,830,000	2,743,702
AES Corp.
	8.000% 10/15/17	575,000	534,750
Calpine Construction Finance Co. LP & CCFC Finance Corp.
	8.000% 06/01/16(b)	295,000	282,462
CMS Energy Corp.
	6.875% 12/15/15	160,000	152,056
Commonwealth Edison Co.
	4.700% 04/15/15	1,125,000	1,110,498
	5.900% 03/15/36	815,000	781,874
	5.950% 08/15/16	3,430,000	3,566,370
	6.950% 07/15/18	1,630,000	1,649,420
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	2,680,000	3,008,078
DTE Energy Co.
	7.625% 05/15/14	2,540,000	2,650,899
Duke Energy Corp.
	5.300% 10/01/15	6,000,000	6,284,292
Dynegy Holdings, Inc.
	7.125% 05/15/18	170,000	115,600
Edison Mission Energy
	7.000% 05/15/17	190,000	145,825
Energy Future Holdings Corp.
	PIK,
	11.250% 11/01/17	540,600	329,766
Exelon Generation Co. LLC
	6.200% 10/01/17(f)	3,000,000	2,986,101

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
UTILITIES — (CONTINUED)
Electric — (continued)
	6.950% 06/15/11	800,000	847,162
FPL Energy National Wind LLC
	5.608% 03/10/24(b)	491,933	460,941
Hydro Quebec
	8.500% 12/01/29	1,510,000	1,969,298
Intergen NV
	9.000% 06/30/17(b)	460,000	435,850
Ipalco Enterprises, Inc.
	7.250% 04/01/16(b)	165,000	157,575
Kansas City Power & Light Co.
	7.150% 04/01/19	4,965,000	5,430,235
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	3,300,000	3,429,327
Mirant Americas Generation LLC
	8.500% 10/01/21	365,000	288,350
Mirant North America LLC
	7.375% 12/31/13	65,000	62,400
NRG Energy, Inc.
	7.375% 02/01/16	315,000	298,069
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	225,000	180,000
Oncor Electric Delivery Co.
	5.950% 09/01/13	3,110,000	3,236,101
Southern Co.
	4.150% 05/15/14	1,270,000	1,275,052
Southern Power Co.
	6.375% 11/15/36	965,000	863,661
Texas Competitive Electric Holdings Co. LLC
	PIK,
	10.500% 11/01/16	628,468	289,095
Windsor Financing LLC
	5.881% 07/15/17(b)	1,311,955	1,154,127
Electric Total			46,718,936
Gas — 0.6%
Atmos Energy Corp.
	6.350% 06/15/17	2,065,000	2,100,780
	8.500% 03/15/19	2,540,000	2,966,329
Centerpoint Energy, Inc.
	5.950% 02/01/17	295,000	257,773

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
UTILITIES — (CONTINUED)
Gas — (continued)
	6.500% 05/01/18	70,000	62,536
Nakilat, Inc.
	6.067% 12/31/33(b)	2,140,000	1,696,121
Sempra Energy
	6.500% 06/01/16	1,410,000	1,471,819
Gas Total			8,555,358
UTILITIES TOTAL			55,274,294

	Total Corporate Fixed-Income Bonds & Notes (cost of $503,186,167)		480,123,417
Mortgage-Backed Securities — 27.6%
Federal Home Loan Mortgage Corp.
	5.000% 03/01/37	7,060,813	7,191,824
	5.000% 04/01/37	16,910,633	17,224,404
	5.500% 12/01/17	128,062	135,297
	5.500% 12/01/18	1,056,018	1,114,363
	5.500% 07/01/19	778,467	819,045
	5.500% 04/01/37	43,896	45,377
	5.603% 08/01/37(c)	7,711,374	8,067,201
	5.709% 06/01/36(c)	9,659,655	9,968,462
	5.710% 06/01/37(c)	6,977,744	7,337,670
	6.000% 05/01/17	65,362	69,566
	6.500% 10/01/37	23,756,236	25,273,536
	8.000% 11/01/09	1,029	1,045
	8.000% 04/01/10	1,269	1,306
	8.500% 11/01/26	135,613	150,535
Federal National Mortgage Association
	4.000% 03/01/39	23,154,877	22,451,186
	4.500% 02/01/39	70,252,764	70,197,193
	5.000% 05/01/36	8,524,003	8,708,801
	5.000% 03/01/38	27,525,843	28,069,435
	5.199% 08/01/36(c)	35,567	36,205
	5.500% 05/01/37	3,893,872	4,025,253
	5.500% 06/01/38	29,585,419	30,581,974
	5.634% 10/01/37(c)	6,420,858	6,713,834
	5.839% 07/01/37(c)	735,505	760,404
	5.911% 06/01/32(c)	21,677	22,706
	6.000% 05/01/38	2,479,422	2,594,391
	6.000% 11/01/38	51,278,983	53,715,737

		Par (a)	Value ($)
Mortgage-Backed Securities — (continued)
	6.001% 07/01/32(c)	260,231	274,869
	6.500% 09/01/36	6,946,552	7,410,152
	6.500% 07/01/37	6,617,145	7,058,762
	6.500% 10/01/37	1,217,372	1,298,237
	6.500% 12/01/37	18,003,987	19,199,916
	6.500% 03/01/38	7,485,045	7,982,245
	7.000% 10/01/11	56,393	59,027
	8.000% 12/01/09	3,555	3,618
	10.000% 09/01/18	51,623	57,307
Government National Mortgage Association
	7.000% 01/15/30	739,107	806,829
	7.500% 12/15/23	738,643	808,837
	7.500% 07/20/28	287,173	314,021
	8.000% 05/15/17	9,993	10,948
	8.500% 02/15/25	84,015	90,914
	13.000% 01/15/11	949	1,007
	13.000% 02/15/11	574	608

	Total Mortgage-Backed Securities (cost of $346,610,505)		350,654,047
Commercial Mortgage-Backed Securities — 13.4%
Bear Stearns Commercial Mortgage Securities
	4.674% 06/11/41	11,460,000	9,870,358
	4.740% 03/13/40	640,000	613,273
	4.830% 08/15/38	3,530,000	3,333,343
	4.933% 02/13/42(c)	6,960,000	5,997,900
	5.201% 12/11/38	2,290,000	1,902,472
	5.742% 09/11/42(c)	5,930,000	4,893,460
	5.878% 09/11/38(c)	482,000	455,910
Chase Commercial Mortgage Securities Corp.
	6.484% 02/12/16(b)(c)	13,600,000	13,589,464
Credit Suisse Mortgage Capital Certificates
	6.020% 06/15/38(c)	15,000,000	10,948,087
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	2,319,000	2,269,282
GE Capital Commercial Mortgage Corp.
	5.189% 07/10/39(c)	14,309,000	12,762,768
GMAC Commercial Mortgage Securities, Inc.
	1.359% 07/15/29(c)	8,132,227	338,062

		Par (a)		Value ($)
Commercial Mortgage-Backed Securities — (continued)
Greenwich Capital Commercial Funding Corp.
	4.533% 01/05/36	1,666,000		1,634,073
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.050% 12/12/34	7,975,000		7,568,871
	5.440% 06/12/47	3,975,000		2,993,198
	5.814% 06/12/43(c)	4,405,000		3,464,636
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	3,555,000		3,501,646
	5.084% 02/15/31	10,080,000		9,769,367
	6.462% 03/15/31	7,330,000		7,611,130
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.581% 12/15/30(c)	25,479,872		392,232
Merrill Lynch Mortgage Trust
	4.747% 06/12/43(c)	6,450,000		5,536,117
Morgan Stanley Capital I
	4.989% 08/13/42	4,090,000		3,494,222
	5.378% 11/14/42(c)	3,710,000		3,270,388
	5.447% 02/12/44(c)	2,305,000		1,761,156
Morgan Stanley Dean Witter Capital I
	5.080% 09/15/37	5,755,000		5,518,452
	5.980% 01/15/39	2,275,000		2,318,539
Wachovia Bank Commercial Mortgage Trust
	5.037% 03/15/42	4,550,000		4,393,030
	5.384% 10/15/44(c)	12,960,000		11,723,733
	5.416% 01/15/45(c)	5,000,000		3,931,605
	5.418% 01/15/45(c)	9,000,000		7,185,706
	5.426% 07/15/41(c)	1,205,000		1,078,027
	5.609% 03/15/45(c)	5,635,000		3,030,689
	5.726% 06/15/45	4,849,311		4,922,549
	5.765% 07/15/45(c)	5,755,000		4,600,525
	6.100% 02/15/51(c)	7,000,000		3,196,686

	Total Commercial Mortgage-Backed Securities (cost of $188,488,267)			169,870,956
Government & Agency Obligations — 9.0%
FOREIGN GOVERNMENT OBLIGATIONS — 3.6%
African Development Bank
	1.950% 03/23/10	JPY	497,000,000	5,206,306
Belgium Government Bond
	3.750% 09/28/15	EUR	650,000	933,408

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (CONTINUED)
Canada Housing Trust No. 1
	4.000% 06/15/12(b)	CAD	760,000	687,505
Eksportfinans A/S
	1.600% 03/20/14	JPY	150,000,000	1,511,440
	1.800% 06/21/10	JPY	210,000,000	2,193,825
European Investment Bank
	0.273% 09/21/11(c)	JPY	220,000,000	2,247,935
	1.250% 09/20/12	JPY	50,000,000	523,275
	1.400% 06/20/17	JPY	68,300,000	698,722
	5.500% 12/07/11	GBP	190,000	335,565
Federal Republic of Germany
	4.250% 07/04/17	EUR	3,000,000	4,514,719
Government of Canada
	4.000% 06/01/16	CAD	415,000	381,166
Japan Finance Organization for Municipal Enterprises
	1.900% 06/22/18	JPY	60,000,000	650,461
Kingdom of Denmark
	4.000% 11/15/17	DKK	1,570,000	303,529
Kingdom of Netherlands
	4.000% 07/15/16	EUR	650,000	948,417
Kingdom of Norway
	6.000% 05/16/11	NOK	3,030,000	505,940
Kingdom of Sweden
	3.750% 08/12/17	SEK	1,700,000	226,986
Kreditanstalt fuer Wiederaufbau
	4.375% 03/15/18	JPY	4,210,000	4,287,237
New South Wales Treasury Corp.
	5.500% 08/01/14	AUD	355,000	282,448
Province of Ontario
	1.875% 01/25/10	JPY	200,000,000	2,083,436
Province of Quebec
	5.125% 11/14/16	3,060,000		3,172,642
Republic of Finland
	5.375% 07/04/13	EUR	290,000	450,479
Republic of France
	3.000% 10/25/15	EUR	1,865,000	2,604,933
	4.250% 04/25/19	EUR	1,360,000	1,987,166

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (CONTINUED)
Republic of Greece
	4.300% 07/20/17	EUR	540,000	748,403
Republic of Italy
	5.250% 08/01/17	EUR	2,185,000	3,351,027
Republic of Poland
	6.250% 10/24/15	PLN	1,000,000	318,927
Republic of Spain
	4.400% 01/31/15	EUR	500,000	744,366
Svensk Exportkredit AB
	5.125% 03/01/17	310,000		313,972
United Kingdom Treasury
	5.000% 03/07/25	GBP	1,110,000	1,988,098
	8.000% 09/27/13	GBP	450,000	890,984
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				45,093,317
U.S. GOVERNMENT AGENCIES — 1.7%
Resolution Funding Corp., STRIPS
	(k) 10/15/19	18,425,000		11,647,198
	(k) 10/15/20	17,795,000		10,425,379
U.S. GOVERNMENT AGENCIES TOTAL				22,072,577
U.S. GOVERNMENT OBLIGATIONS — 3.7%
U.S. Treasury Bonds
	3.500% 02/15/39	5,455,000		4,716,884
	4.250% 05/15/39	1,347,000		1,333,314
	4.500% 05/15/38	1,185,000		1,223,328
U.S. Treasury Inflation Indexed Bonds
	3.375% 04/15/32(l)	8,420,763		10,568,057
U.S. Treasury Note
	2.250% 05/31/14	29,510,000		29,113,386
U.S. GOVERNMENT OBLIGATIONS TOTAL				46,954,969

	Total Government & Agency Obligations (cost of $110,194,615)			114,120,863
Asset-Backed Securities — 8.6%
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	93,860		76,824
Capital One Multi-Asset Execution Trust
	0.299% 08/15/12(c)	6,265,000		6,252,263
	4.850% 11/15/13	3,905,000		4,052,694
	4.850% 02/18/14	5,000,000		5,199,172
Carmax Auto Owner Trust
	5.270% 11/15/12	12,500,000		12,820,014

		Par (a)	Value ($)
Asset-Backed Securities — (continued)
Carrington Mortgage Loan Trust
	0.424% 07/25/36(c)	2,437,418	2,028,489
Chase Issuance Trust
	0.569% 09/15/11(c)	14,380,000	14,377,377
	2.400% 06/17/13	6,330,000	6,284,728
	4.260% 05/15/13	5,875,000	6,044,182
Contimortgage Home Equity Trust
	6.880% 01/15/28	103,767	75,723
	8.180% 12/25/29(c)	57,819	57,503
Daimler Chrysler Auto Trust
	4.940% 02/08/12	8,935,000	9,150,513
Discover Card Master Trust
	5.100% 10/15/13	5,000,000	5,187,596
First Alliance Mortgage Loan Trust
	7.625% 07/25/25	740,012	508,651
First Plus Home Loan Trust
	7.720% 05/10/24(c)	94,059	93,998
Ford Credit Auto Owner Trust
	4.950% 03/15/13	7,500,000	7,691,428
	5.160% 04/15/13	5,650,000	5,816,272
Franklin Auto Trust
	5.360% 05/20/16	3,200,000	3,162,721
IMC Home Equity Loan Trust
	7.500% 04/25/26	194,027	193,536
Long Beach Auto Receivables Trust
	4.250% 04/15/12	2,936,652	2,892,217
Money Store Home Equity Trust
	0.619% 08/15/29(c)	3,414,455	1,226,286
Morgan Stanley Mortgage Loan Trust
	0.434% 10/25/36(c)	731,986	663,569
Popular ABS Mortgage Pass-Through Trust
	0.514% 02/25/36(c)	1,671,649	1,596,867
SACO I, Inc.
	0.514% 04/25/35(b)(c)	291,667	110,660
SLM Student Loan Trust
	0.689% 03/15/17(c)	3,021,681	2,916,912
	0.709% 12/15/20(c)	9,792,000	9,253,083

		Par (a)	Value ($)
Asset-Backed Securities — (continued)
Soundview Home Equity Loan Trust
	0.614% 11/25/35(c)	1,966,901	1,564,448

	Total Asset-Backed Securities (cost of $111,205,401)		109,297,726
Municipal Bonds — 1.2%
CALIFORNIA — 0.6%
CA State
	Series 2009,
	7.550% 04/01/39	1,440,000	1,316,045
CA Los Angeles Community College District
	Series 2008 F-1,
	5.000% 08/01/33	6,200,000	5,956,464
CALIFORNIA TOTAL			7,272,509
NEW YORK — 0.6%
NY Triborough Bridge & Tunnel Authority
	Series 2008 C,
	5.000% 11/15/38	7,500,000	7,465,200
NEW YORK TOTAL			7,465,200

	Total Municipal Bonds (cost of $14,896,706)		14,737,709
Collateralized Mortgage Obligations — 0.6%
NON - AGENCY — 0.6%
Bear Stearns Alt-A Trust
	0.594% 01/25/35(c)	1,775,943	811,811
	4.435% 10/25/33(c)	1,450,504	1,227,107
Citigroup Mortgage Loan Trust, Inc.
	5.832% 09/25/37(c)	4,504,597	1,945,443
Morgan Stanley Mortgage Loan Trust
	0.534% 02/25/47(c)	7,463,033	3,398,175
Sequoia Mortgage Trust
	1.195% 07/20/34(c)	1,974,299	568,022
NON-AGENCY TOTAL			7,950,558

	Total Collateralized Mortgage Obligations (cost of $17,190,556)		7,950,558

		Shares	Value ($)
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Diversified Telecommunication Services — 0.0%
	CMP Susquehanna Radio Holdings Corp., Series A (b)(e) (m)	6,343	63
	Diversified Telecommunication Services Total		63
	COMMUNICATIONS TOTAL		63

	Total Preferred Stock (cost of $63)		63

		Units
Warrant — 0.0%
FINANCIALS — 0.0%
CNB Capital Trust I	Expires 03/23/19(e)(m)	7,248	72
	FINANCIALS TOTAL		72

	Total Warrant (cost of $73)		72

		Par (a)
Short-Term Obligation — 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 01/22/13, market value $8,367,719 (repurchase proceeds $8,199,007)	8,199,000	8,199,000

	Total Short-Term Obligation (cost of $8,199,000)		8,199,000

	Total Investments — 98.7% (cost of $1,299,971,353)(n)(o)		1,254,954,411

	Other Assets & Liabilities, Net — 1.3%		16,659,959

	Net Assets — 100.0%		1,271,614,370

Notes to Investment Portfolio:

*Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Swap agreements are stated at a fair value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board “(FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
BASIC MATERIALS
Chemicals	$—	$2,104,513	$—	$2,104,513
Forest Products & Paper	—	1,402,640	—	1,402,640
Iron/Steel	—	10,105,995	—	10,105,995
Metals & Mining	—	2,730,455	—	2,730,455
BASIC MATERIALS Total	—	16,343,603	—	16,343,603
COMMUNICATIONS
Advertising	—	195,275	—	195,275
Media	—	34,159,451	12,151	34,171,602
Telecommunication Services	—	39,072,427	—	39,072,427
COMMUNICATIONS TOTAL	—	73,427,153	12,151	73,439,304
CONSUMER CYCLICAL
Airlines	—	—	2,136,713	2,136,713
Apparel	—	245,625	—	245,625
Auto Manufacturers	—	75,412	—	75,412
Auto Parts & Equipment	—	443,225	—	443,225
Entertainment	—	732,034	—	732,034
Home Builders	—	871,550	—	871,550
Lodging	—	1,636,378	—	1,636,378
Retail	—	20,530,102	—	20,530,102
CONSUMER CYCLICAL Total	—	24,534,326	2,136,713	26,671,039
CONSUMER NON-CYCLICAL
Agriculture	—	295,884	—	295,884
Beverages	—	15,142,653	—	15,142,653
Biotechnology	—	301,050	—	301,050
Commercial Services	—	1,699,822	—	1,699,822
Food	—	12,302,011	—	12,302,011
Healthcare Products	—	222,525	—	222,525
Healthcare Services	—	3,945,954	—	3,945,954
Household Products/Wares	—	3,270,564	—	3,270,564
Pharmaceuticals	—	14,979,280	—	14,979,280
CONSUMER NON-CYCLICAL TOTAL	—	52,159,743	—	52,159,743
DIVERSIFIED
Diversified Holding Companies	—	212,088	—	212,088
DIVERSIFIED TOTAL	—	212,088	—	212,088
ENERGY
Coal	—	995,963	—	995,963
Oil & Gas	—	33,763,928	—	33,763,928
Oil & Gas Services	—	10,712,490	—	10,712,490
Pipelines	—	23,707,802	—	23,707,802
ENERGY TOTAL	—	69,180,183	—	69,180,183

FINANCIALS
Banks	—	85,243,302	—	85,243,302
Diversified Financial Services	—	15,531,251	—	15,531,251
Insurance	—	33,735,905	—	33,735,905
Real Estate Investment Trusts (REITs)	—	13,726,605	—	13,726,605
Savings & Loans	—	3,467	—	3,467
FINANCIALS Total	—	148,240,530	—	148,240,530
INDUSTRIALS
Aerospace & Defense	—	6,764,124	—	6,764,124
Building Materials	—	325,466	—	325,466
Electrical Components & Equipment	—	326,287	—	326,287
Electronics	—	317,900	—	317,900
Machinery	—	5,143,999	—	5,143,999
Machinery-Construction & Mining	—	3,167,433	—	3,167,433
Machinery-Diversified	—	206,850	—	206,850
Miscellaneous Manufacturing	—	1,012,687	—	1,012,687
Packaging & Containers	—	1,198,594	—	1,198,594
Transportation	—	9,364,970	—	9,364,970
INDUSTRIALS Total	—	27,828,310	—	27,828,310
TECHNOLOGY
Computers	—	399,956	—	399,956
Networking Products	—	3,264,595	—	3,264,595
Office/Business Equipment	—	50,600	—	50,600
Semiconductors	—	261,774	—	261,774
Software	—	6,797,398	—	6,797,398
TECHNOLOGY TOTAL	—	10,774,323	—	10,774,323
UTILITIES
Electric	—	46,718,936	—	46,718,936
Gas	—	8,555,358	—	8,555,358
UTILITIES Total	—	55,274,294	—	55,274,294
Total Corporate Fixed-Income Bonds & Notes	—	477,974,554	2,148,864	480,123,417
Mortgage-Backed Securities	—	350,654,047	—	350,654,047
Commercial Mortgage-Backed Securities	—	169,870,956	—	169,870,956
Government & Agency Obligations
FOREIGN GOVERNMENT OBLIGATIONS	—	45,093,317	—	45,093,317
U.S. Government Agencies	—	22,072,577	—	22,072,577
U.S. Government Obligations	46,954,969	—	—	46,954,969
Total Government & Agency Obligations	46,954,969	67,165,894	—	114,120,863
Asset-Backed Securities	—	109,297,726	—	109,297,726
Municipal Bonds
California	—	7,272,509	—	7,272,509
New York	—	7,465,200	—	7,465,200
Total Municipal Bonds	—	14,737,709	—	14,737,709
Collateralized Mortgage Obligations
Non - Agency	—	7,950,558	—	7,950,558
Total Collateralized Mortgage Obligations	—	7,950,558	—	7,950,558
Preferred Stock
COMMUNICATIONS
Diversified Telecommunication Services	—	—	63	63
Total COMMUNICATIONS	—	—	63	63
Total Preferred Stock	—	—	63	63
Warrant
FINANCIALS	—	—	72	72
Total Warrants	—	—	72	72
Short-Term Obligation
Repurchase Agreement	—	8,199,000	—	8,199,000
Total Short-Term Obligations	—	8,199,000	—	8,199,000
Total Investments	46,954,969	1,205,850,444	2,148,999	1,254,954,411
Credit default swap contracts	—	(1,744,874)	—	(1,744,904)
Forward foreign currency exchange contracts		(5,744)		(5,744)
Futures contracts	928,596	—	—	928,596
Total	$47,883,565	$1,204,099,826	$2,148,999	$1,254,132,359

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three months ended June 30, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2009
Corporate Fixed-Income Bonds & Notes
COMMUNICATIONS
Media
Radio
	$12,150	$112	$—	$(112)	$—	$—	$—	$—	$12,150	$(112)
CONSUMER CYCLICAL
Airlines
	1,792,878	(87)	6,038	471,054	—	(133,170)	—	—	2,136,713	471,054
Preferred Stock
COMMUNICATIONS
Media
Diversified Telecommunication Services
COMMUNICATIONS
	63	—	—	—	—	—	—	—	63	—
Warrants
FINANCIALS
Banks
	72	—	—	—	—	—	—	—	72	—

	$1,805,164	$25	$6,038	$470,942	$—	$(133,170)	$—	$—	$2,148,999	$470,942

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized gains attributable to securities owned at June 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $470,942.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid except for the following, amounted to $95,419,567, which represents 7.5% of net assets.

		Acquisition
	Security	Date	Par/Unit	Cost	Value
	CMP Susquehanna Radio Holdings Corp., Series A, Preferred Stock	04/01/09	$6,343	$63	$63
	Local TV Finance LLC, PIK, 9.250% 06/15/15	05/07/07	178,500	171,169	30,345
	Orascom Telecom Finance SCA 7.875% 2/08/14	02/01/07	170,000	170,000	143,650
	Qatar Petroleum, 5.579% 05/30/11	05/26/05	1,104,583	1,104,583	1,122,078
	Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07	340,000	344,643	286,878
					$1,583,014

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(d)	The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2009, these securities amounted to $393,604 which represents less than 0.1% of net assets.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $1,885,085, which represents 0.1% of net assets.

(f)	This security or a portion of the security is pledged for open swap contracts. At June 30, 2009, market value of securities pledged amounted to $6,381,142.

(g)	Loan participation agreement.

(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is being accrued.  At June 30, 2009, the value of these securities amounted to $2,004,835, which represents 0.2% of net assets.

(i)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(j)	Investments in affiliates during the three months ended June 30, 2009:

	Security name: Merrill Lynch & Co., Inc. 5.700% 05/02/17

	Par as of 03/31/09:		$3,535,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 06/30/09:		$3,535,000
	Net realized gain/loss:		$—
	Interest income earned:		$30,281
	Value at end of period:		$3,032,132

	Security name: Merrill Lynch & Co., Inc. 6.150% 04/25/13.

	Par as of 03/31/09:		$4,615,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 06/30/09:		$4,615,000
	Net realized gain/loss:		$—
	Interest income earned:		$70,956
	Value at end of period:		$4,621,521

	Security name: Merrill Lynch & Co., Inc. 7.750% 05/14/38.

	Par as of 03/31/09:		$2,235,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 06/30/09:		$2,235,000
	Net realized gain/loss:		$—
	Interest income earned:		$43,303
	Value at end of period:		$2,076,103

	Merrill Lynch & Co., Inc. became an affiliate on January 1, 2009.

(k)	Zero coupon bond.

(l)	The security or a portion of the security is pledged as collateral for open futures contracts. At June 30, 2009, the total market value of securities pledged amounted to $3,137,500.

(m)	Non-income producing security.

(n)	Cost for federal income tax purposes is $1,299,993,980.

(o)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$29,238,491	$(74,278,060)	$(45,039,569)

Forward foreign currency exchange contracts outstanding on June 30, 2009 are:

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$65,234	$65,463	07/29/09	$(229)

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$423,670	$418,155	07/29/09	$(5,515)

At June 30, 2009, the Fund has entered into the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
JPMorgan Chase	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	$7,055,000	$590,572	$233,359
Morgan Stanley	Home Depot, Inc. 5.875% 12/16/36	Buy	3.350%	12/20/13	9,000,000	—	(909,769)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	5.270%	12/20/13	9,250,000	—	(930,046)
Barclays	Limited Brands, Inc. 6.125% 12/01/12	Buy	6.150%	03/20/14	1,000,000	—	(140,272)
Barclays	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	2,015,000	(82,606)	19,264
Barclays	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	2,040,000	(82,973)	(17,440)
							$(1,744,904)

As of June 30, 2009, cash of $2,210,000 was pledged as collateral for open credit default swap contracts.

At June 30, 2009, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
5-Year U.S. Treasury Notes	1,750	$200,757,813	$197,343,237	Sept-2009	$3,414,576

At June 30, 2009, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	1,475	$171,491,797	$169,337,741	Sept - 2009	$(2,154,056)
30-Year U.S. Treasury Bonds	58	6,864,843	6,532,919	Sept - 2009	(331,924)
					$(2,485,980)

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
I.O.	Interest Only
JPY	Japanese Yen
NOK	Norwegian Krone
PIK	Payment-in-kind
PLN	Polish Zloty
SEK	Swedish Krona

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Virginia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 94.9%
EDUCATION — 2.0%
Education — 2.0%
VA Amherst Industrial Development Authority
	Sweet Briar Institute,
	Series 2006,
	5.000% 09/01/26	1,000,000	843,350
VA College Building Authority
	Regent University,
	Series 2006,
	5.000% 06/01/21	1,100,000	1,025,871
	Roanoke College,
	Series 2007,
	5.000% 04/01/23	1,000,000	987,210
	Washington & Lee University,
	Series 1998,
	Insured: NPFGC
	5.250% 01/01/26	3,115,000	3,458,242
Education Total			6,314,673
EDUCATION TOTAL			6,314,673
HEALTH CARE — 8.2%
Continuing Care Retirement — 1.7%
VA Fairfax County Economic Development Authority
	Goodwin House, Inc.,
	Series 2007,
	5.000% 10/01/22	2,500,000	2,110,775
	Greenspring Village, Inc.,
	Series 2006 A,
	4.750% 10/01/26	2,000,000	1,548,080
VA Henrico County Economic Development Authority
	Westminster-Canterbury,
	Series 2006:
	5.000% 10/01/21	1,000,000	866,880
	5.000% 10/01/22	1,000,000	852,890
Continuing Care Retirement Total			5,378,625
Hospitals — 6.5%
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/14	1,000,000	1,018,910
VA Fairfax County Industrial Development Authority
	Inova Health Systems,
	Series 1993,
	Insured: NPFGC
	5.250% 08/15/19	1,000,000	1,048,980
VA Fredericksburg Economic Development Authority
	Medicorp Health Systems,
	Series 2007:
	5.250% 06/15/18	3,000,000	3,123,900

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
	5.250% 06/15/20	6,495,000	6,658,154
VA Medical College Hospital Authority
	University Health Services,
	Series 1998,
	Insured: NPFGC
	4.800% 07/01/11	1,000,000	1,010,930
VA Roanoke Industrial Development Authority
	Carilion Health Center,
	Series 2002 A,
	Insured: NPFGC
	5.250% 07/01/12	4,000,000	4,274,400
VA Small Business Financing Authority
	Wellmont Health Systems,
	Series 2007 A,
	5.125% 09/01/22	710,000	537,953
VA Stafford County Economic Development Authority
	MediCorp Health Systems,
	Series 2006,
	5.250% 06/15/24	1,000,000	975,700
VA Winchester Industrial Development Authority
	Valley Health Systems,
	Series 2007,
	5.000% 01/01/26	1,250,000	1,274,275
WI Health & Educational Facilities Authority
	Agnesian Healthcare, Inc.,
	Series 2001,
	6.000% 07/01/21	1,000,000	1,010,870
Hospitals Total			20,934,072
HEALTH CARE TOTAL			26,312,697
HOUSING — 3.0%
Multi-Family — 3.0%
VA Housing Development Authority
	Series 2000 B, AMT,
	5.875% 08/01/15	2,655,000	2,691,108
VA Prince William County Industrial Development Authority
	CRS Triangle Housing Corp.,
	Series 1998 C,
	7.000% 07/01/29	1,085,000	906,279
VA Suffolk Redevelopment & Housing Authority
	Windsor Fieldstone LP,
	Series 2001,
	4.850% 07/01/31(a)	5,800,000	6,077,182
Multi-Family Total			9,674,569
HOUSING TOTAL			9,674,569

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — 1.2%
Forest Products & Paper — 0.9%
AL Mobile Industrial Development Board Pollution Control Authority
	International Paper Co.,
	Series 1998 B,
	4.750% 04/01/10	2,250,000	2,241,945
MS Warren County
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	500,000	483,495
Forest Products & Paper Total			2,725,440
Other Industrial Development Bonds — 0.3%
VA Peninsula Ports Authority
	Dominion Resources, Inc.,
	Series 2003,
	GTY AGMT: Dominion Energy
	5.000% 10/01/33(a)	1,000,000	1,012,240
Other Industrial Development Bonds Total			1,012,240
INDUSTRIALS TOTAL			3,737,680
OTHER — 20.3%
Other — 2.9%
VA Norfolk Parking Systems
	Series 2005 A,
	Insured: NPFGC
	5.000% 02/01/21	5,170,000	5,252,823
VA Virginia Beach Development Authority
	Series 2005 A,
	5.000% 05/01/21	4,000,000	4,199,160
Other Total			9,451,983
Pool/Bond Bank — 9.5%
VA Resources Authority
	Airports Revolving Fund,
	Series 2001 A,
	5.250% 08/01/18	1,205,000	1,243,632
VA Resources Authority
	Clean Water State Revolving Fund,
	Series 2005:
	5.500% 10/01/19	5,180,000	6,082,822
	5.500% 10/01/20	3,500,000	4,107,075
	5.500% 10/01/21	6,475,000	7,596,988
	Series 2008,
	5.000% 10/01/29	5,000,000	5,194,850
	Series 2009,
	5.000% 10/01/17	1,380,000	1,566,880

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Pool/Bond Bank — (continued)
VA Resources Authority
	Virginia Pooled Financing Program:
	Series 2002 B,
	5.000% 11/01/13	1,175,000	1,322,392
	Series 2003:
	5.000% 11/01/18	1,075,000	1,149,111
	5.000% 11/01/19	1,125,000	1,201,522
	Series 2005 B,
	5.000% 11/01/18	1,030,000	1,122,947
Pool/Bond Bank Total			30,588,219
Refunded/Escrowed(b) — 7.9%
AZ School Facilities Board
	Series 2002,
	Pre-refunded 07/01/12,
	5.250% 07/01/14	2,030,000	2,266,028
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Pre-refunded 01/01/11,
	Insured: FSA
	5.625% 01/01/20	1,285,000	1,384,061
TX Trinity River Authority
	Series 2003,
	Pre-refunded 02/01/13,
	Insured: NPFGC
	5.500% 02/01/14	2,795,000	3,165,338
VA Montgomery County Industrial Development Authority
	Series 2000 B,
	Pre-refunded 01/15/11,
	Insured: AMBAC
	5.500% 01/15/22	2,000,000	2,159,320
VA Resources Authority Infrastructure Authority
	Pooled Financing Program,
	Series 2000 A,
	Pre-refunded 05/01/11,
	Insured: NPFGC
	5.500% 05/01/21	1,070,000	1,166,428
VA Richmond
	Series 1999 A,
	Pre-refunded 01/15/10,
	Insured: FSA
	5.000% 01/15/19	2,855,000	2,954,896
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to various dates/prices:
	5.250% 06/01/19	3,280,000	3,446,427

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(b) — (continued)
	5.500% 06/01/26	4,250,000	4,697,865
VA Virginia Beach Water & Sewer Authority
	Series 2000,
	Pre-refunded 08/01/10:
	5.250% 08/01/17	1,790,000	1,881,899
	5.250% 08/01/19	2,035,000	2,139,477
Refunded/Escrowed Total			25,261,739
OTHER TOTAL			65,301,941
RESOURCE RECOVERY — 0.6%
Disposal — 0.6%
VA Arlington County Industrial Development Authority
	Ogden Martin Systems of Union,
	Series 1998 B, AMT,
	Insured: FSA
	5.250% 01/01/10	1,855,000	1,887,444
Disposal Total			1,887,444
RESOURCE RECOVERY TOTAL			1,887,444
TAX-BACKED — 49.7%
Local Appropriated — 9.6%
VA Arlington County Industrial Development Authority
	Series 2004:
	5.000% 08/01/17	1,205,000	1,320,427
	5.000% 08/01/18	1,205,000	1,281,831
VA Bedford County Economic Development Authority
	Series 2006,
	Insured: NPFGC
	5.000% 05/01/15	1,230,000	1,333,123
VA Fairfax County Economic Development Authority
	Series 2003,
	5.000% 05/15/15	6,260,000	7,010,449
	Series 2005 A,
	5.000% 04/01/19	1,380,000	1,462,979
	Series 2005,
	5.000% 01/15/24	2,315,000	2,417,184
VA Hampton Roads Regional Jail Authority
	Series 2004,
	Insured: NPFGC:
	5.000% 07/01/14	1,750,000	1,867,443
	5.000% 07/01/15	1,685,000	1,774,372
	5.000% 07/01/16	1,930,000	2,010,944
VA James City County Economic Development Authority
	Series 2006,
	Insured: FSA
	5.000% 06/15/23	2,000,000	2,106,700

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local Appropriated — (continued)
VA Montgomery County Industrial Development Authority
	Series 2008,
	5.000% 02/01/29	1,000,000	1,002,030
VA New Kent County Economic Development Authority
	Series 2006,
	Insured: FSA:
	5.000% 02/01/15	1,000,000	1,107,010
	5.000% 02/01/21	2,075,000	2,183,751
VA Prince William County Industrial Development Authority
	Series 2005,
	5.250% 02/01/17	1,115,000	1,255,055
	Series 2006 A,
	Insured: AMBAC:
	5.000% 09/01/17	800,000	850,064
	5.000% 09/01/21	1,625,000	1,661,920
Local Appropriated Total			30,645,282
Local General Obligations — 20.4%
VA Arlington County
	Series 1993,
	6.000% 06/01/12	3,285,000	3,730,117
	Series 2006,
	5.000% 08/01/17	4,000,000	4,543,800
VA Hampton
	Series 2004,
	5.000% 02/01/15	1,275,000	1,415,199
	Series 2005 A,
	Insured: FGIC
	5.000% 04/01/18	1,500,000	1,596,930
VA Henrico County
	Series 2008 A,
	5.000% 12/01/21	1,000,000	1,114,860
VA Leesburg
	Series 2006 B,
	Insured: NPFGC
	5.000% 09/15/17	1,145,000	1,314,781
VA Loudoun County
	Series 1998 B,
	5.250% 12/01/15	1,000,000	1,168,150
	Series 2005 A,
	5.000% 07/01/14	4,000,000	4,562,440
	Series 2009 A,
	5.000% 07/01/20	1,660,000	1,884,366
	Series 2009 B,
	4.000% 11/01/14	3,070,000	3,366,654

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
VA Manassas Park
	Series 2008,
	Insured: FSA
	5.000% 01/01/22	1,205,000	1,309,233
VA Newport News
	Series 2005 A,
	5.250% 01/15/23	1,510,000	1,619,384
	Series 2006 B,
	5.250% 02/01/18	3,030,000	3,485,682
	Series 2007 B,
	5.250% 07/01/20	2,000,000	2,299,580
VA Norfolk
	Series 2002 B,
	Insured: FSA
	5.250% 07/01/11	2,000,000	2,161,900
	Series 2005,
	Insured: NPFGC
	5.000% 03/01/15	5,070,000	5,710,240
VA Pittsylvania County
	Series 2008 B,
	5.500% 02/01/23	1,030,000	1,106,117
VA Portsmouth
	Series 2003,
	Insured: FSA:
	5.000% 07/01/17	4,385,000	4,863,754
	5.000% 07/01/19	2,060,000	2,172,806
	Series 2006 A,
	Insured: NPFGC
	5.000% 07/01/16	1,000,000	1,119,450
VA Richmond
	Series 2002,
	Insured: FSA
	5.250% 07/15/11	2,150,000	2,330,772
	Series 2005 A,
	Insured: FSA
	5.000% 07/15/15	8,840,000	10,063,014
VA Virginia Beach
	Series 2004 B:
	5.000% 05/01/13	1,305,000	1,466,676
	5.000% 05/01/17	1,000,000	1,147,580
Local General Obligations Total			65,553,485
Special Non-Property Tax — 8.3%
IL Metropolitan Pier & Exposition Authority
	Series 2002 B,
	Insured: NPFGC
	5.250% 06/15/11	2,500,000	2,684,225
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/19	4,000,000	3,796,440

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — (continued)
VA Greater Richmond Convention Center Authority
	Series 2005,
	Insured: NPFGC:
	5.000% 06/15/15	2,480,000	2,626,593
	5.000% 06/15/18	3,800,000	3,895,456
	5.000% 06/15/25	3,000,000	2,935,410
VA Marquis Community Development Authority
	Series 2007,
	5.625% 09/01/18	3,000,000	2,300,700
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,000,000	1,594,320
VA Reynolds Crossing Community Development Authority
	Series 2007,
	5.100% 03/01/21	2,150,000	1,837,648
VA Watkins Centre Community Development Authority
	Series 2007,
	5.400% 03/01/20	2,250,000	1,860,997
VA White Oak Village Shops Virginia Community Development Authority
	Series 2007,
	5.300% 03/01/17	3,900,000	3,258,138
Special Non-Property Tax Total			26,789,927
Special Property Tax — 0.9%
VA Fairfax County Economic Development Authority
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/24	2,865,000	2,985,817
Special Property Tax Total			2,985,817
State Appropriated — 8.9%
VA Biotechnology Research Park Authority
	Series 2001,
	5.125% 09/01/16	1,100,000	1,175,185
VA College Building Authority
	Series 2006 A:
	5.000% 09/01/13	2,000,000	2,244,440
	5.000% 09/01/14	2,925,000	3,305,630
VA Public Building Authority
	Series 2005 C,
	5.000% 08/01/14	2,000,000	2,265,760

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
State Appropriated — (continued)
	Series 2006 A,
	5.000% 08/01/15	4,775,000	5,429,080
	Series 2009 B,
	4.000% 08/01/14	2,000,000	2,173,100
VA Public School Authority
	Series 2004 C,
	5.000% 08/01/16	7,425,000	8,451,803
	Series 2009:
	5.000% 08/01/16	1,000,000	1,138,290
	5.000% 08/01/17	2,000,000	2,269,580
State Appropriated Total			28,452,868
State General Obligations — 1.6%
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,000,000	1,958,260
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	5.500% 07/01/24	3,425,000	3,136,718
State General Obligations Total			5,094,978
TAX-BACKED TOTAL			159,522,357
TRANSPORTATION — 3.5%
Airports — 2.3%
DC Metropolitan Airports Authority
	Series 1998 B, AMT,
	Insured: NPFGC
	5.250% 10/01/10	1,000,000	1,012,530
	Series 2009 C,
	5.000% 10/01/23(c)	3,000,000	3,059,910
	Series 2009,
	5.000% 10/01/21	3,000,000	3,114,420
Airports Total			7,186,860
Ports — 0.9%
VA Port Authority
	Series 2003, AMT,
	Insured: NPFGC:
	5.125% 07/01/14	1,360,000	1,402,609
	5.125% 07/01/15	1,430,000	1,458,843
Ports Total			2,861,452
Toll Facilities — 0.3%
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/17	1,000,000	1,089,730
Toll Facilities Total			1,089,730
TRANSPORTATION TOTAL			11,138,042

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — 6.4%
Investor Owned — 1.4%
IN Jasper County Indiana Pollution Control Authority
	Northern Indiana Public Service,
	Series 1988 A,
	Insured: NPFGC
	5.600% 11/01/16	2,000,000	2,016,580
VA Louisa Industrial Development Authority
	Virginia Electric and Power Co.,
	Series 2008,
	5.375% 11/01/35(a)	1,000,000	1,047,880
VA York County Economic Development Authority
	Virginia Electric and Power Co.,
	Series 2009 A,
	4.050% 05/01/33(a)	1,300,000	1,318,382
Investor Owned Total			4,382,842
Municipal Electric — 0.3%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 V,
	Insured: FGIC
	5.250% 07/01/24	1,000,000	961,850
Municipal Electric Total			961,850
Water & Sewer — 4.7%
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/19	1,835,000	2,117,150
VA Hampton Roads Sanitation District
	Series 2007,
	5.000% 04/01/22	1,000,000	1,084,320
	Series 2008,
	5.000% 04/01/24	3,000,000	3,206,940
VA Henrico County Authority
	Series 2009,
	5.000% 05/01/22	1,000,000	1,106,320
VA Newport News Water Authority
	Series 2007,
	Insured: FSA
	5.000% 06/01/19	1,035,000	1,124,310
VA Richmond Public Utility Authority
	Series 2007,
	Insured: FSA
	4.500% 01/15/21	1,000,000	1,040,050

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
VA Spotsylvania County
	Series 2007,
	Insured: FSA
	5.000% 06/01/19	1,030,000	1,118,879
VA Upper Occoquan Sewage Authority
	Series 1995 A,
	Insured: NPFGC
	5.150% 07/01/20	1,295,000	1,464,088
	Series 2005,
	Insured: FSA
	5.000% 07/01/21	2,640,000	2,820,285
Water & Sewer Total			15,082,342
UTILITIES TOTAL			20,427,034

	Total Municipal Bonds (cost of $300,709,605)		304,316,437

		Shares
Investment Companies — 4.8%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.270%) (d)(e)	7,859,001	7,859,001
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.440%)	7,708,558	7,708,558

	Total Investment Companies (cost of $15,567,558)		15,567,559

		Par ($)
Short-Term Obligation — 0.0%
VARIABLE RATE DEMAND NOTE(f) — 0.0%
WA Housing Finance Commission
	Local 82 JATC Educational Development Trust,
	Series 2000,
	LOC: U.S. Bank N.A.
	0.420% 11/01/25	100,000	100,000

	VARIABLE RATE DEMAND NOTE TOTAL		100,000

	Total Short-Term Obligation (cost of $100,000)		100,000

	Total Investments — 99.7% (cost of $316,377,163)(g)(h)		319,983,996

	Other Assets & Liabilities, Net — 0.3%		839,786

	Net Assets — 100.0%		320,823,782

11

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
EDUCATION
Education	$—	$6,314,673	$—	$6,314,673
EDUCATION TOTAL	—	6,314,673	—	6,314,673
HEALTH CARE
Continuing Care Retirement	—	5,378,625	—	5,378,625
Hospitals	—	20,934,072	—	20,934,072
HEALTH CARE Total	—	26,312,697	—	26,312,697
HOUSING
Multi-Family	—	9,674,569	—	9,674,569
HOUSING TOTAL	—	9,674,569	—	9,674,569
INDUSTRIALS
Forest Products & Paper	—	2,725,440	—	2,725,440

12

Other Industrial Development Bonds	—	1,012,240	—	1,012,240
INDUSTRIALS Total	—	3,737,680	—	3,737,680
OTHER
Other	—	9,451,983	—	9,451,983
Pool/Bond Bank	—	30,588,219	—	30,588,219
Refunded/Escrowed	—	25,261,739	—	25,261,739
OTHER TOTAL	—	65,301,941	—	65,301,941
RESOURCE RECOVERY
Disposal	—	1,887,444	—	1,887,444
RESOURCE RECOVERY TOTAL	—	1,887,444	—	1,887,444
TAX-BACKED
Local Appropriated	—	30,645,282	—	30,645,282
Local General Obligations	—	65,553,485	—	65,553,485
Special Non-Property Tax	—	26,789,927	—	26,789,927
Special Property Tax	—	2,985,817	—	2,985,817
State Appropriated	—	28,452,868	—	28,452,868
State General Obligations	—	5,094,978	—	5,094,978
TAX-BACKED Total	—	159,522,357	—	159,522,357
TRANSPORTATION
Airports	—	7,186,860	—	7,186,860
Ports	—	2,861,452	—	2,861,452
Toll Facilities	—	1,089,730	—	1,089,730
TRANSPORTATION TOTAL	—	11,138,042	—	11,138,042
UTILITIES
Investor Owned	—	4,382,842	—	4,382,842
Municipal Electric	—	961,850	—	961,850
Water & Sewer	—	15,082,342	—	15,082,342
UTILITIES Total	—	20,427,034	—	20,427,034
Total Municipal Bonds	—	304,316,437	—	304,316,437
Investment Companies	15,567,559	—	—	15,567,559

Short-Term Obligation
Variable Rate Demand Note	—	100,000	—	100,000
Total Short-Term Obligation	—	100,000	—	100,000
Total Investments	15,567,559	304,416,437	—	319,983,996
Total	$15,567,559	$304,416,437	$—	$319,983,996

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Security purchased on a delayed delivery basis.

(d)	Investments in affiliates during the three months ended June 30, 2009:

	Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.270%)

	Shares as of 03/31/09:		7,223,000
	Shares purchased:		19,590,122
	Shares sold:		(18,954,121)
	Shares as of 06/30/09:		7,859,001
	Net realized gain/loss:		$—
	Dividend income earned:		$6,133
	Value at end of period:		$7,859,001

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)

Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks.  The interest rate change periodically and the interest rate shown reflects the rate as of June 30, 2009.

(g)	Cost for federal income tax purposes is $316,377,163.

(h)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$10,170,321	$(6,563,488)	$3,606,833

13

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.

14

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 20, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 20, 2009